UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-117998
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 31	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21610
Amendment No. 108	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-7

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Individual Flexible Premium Variable Universal Life Insurance Policies
issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-7
Supplement dated May 1, 2019 to Prospectus dated May 1, 2019
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
THIS SUPPLEMENT UPDATES INFORMATION IN PROSPECTUSES ASSOCIATED WITH POLICIES ISSUED IN THE STATE OF NEW YORK ONLY. IF THE POLICY IS/WAS NOT ISSUED IN THE STATE OF NEW YORK, PLEASE DISREGARD THE CONTENTS OF THIS SUPPLEMENT.
1.	Fee Table. The Administrative Per Policy Charge and the Underwriting and Distribution Charge for policies issued in the State of New York are as follows:

Periodic Charges
Charge	When Charge is Deducted	Amount Deducted from Cash Value
Administrative Per Policy Charge	Monthly	Current and Maximum: $8.75 per policy
Underwriting and Distribution Charge[1]	Monthly	Maximum: $0.10 per $1,000 of Base Policy Specified Amount (but not more than $25)	Currently: $0.08 per $1,000 of Base Policy Specified Amount (but not more than $20)
[1]	The Underwriting and Distribution Charge varies by policy based on individual characteristics. This charge lasts for 10 policy years for the initial Base Policy Specified Amount, and lasts for 10 years from the effective date of any increase in the Base Policy Specified Amount.
2.	Long-Term Fixed Account. The Long-Term Fixed Account is not available in the State of New York.
3.	Death Benefit Option 3. Death Benefit Option 3 is not available in the State of New York.
4.	Rider availability. The following Riders are not available in the State of New York:
•	Long-term Care Rider; and
•	Additional (Insurance) Protection Rider.
5.	Term Rider. The Term Rider is available in the State of New York in lieu of the Additional (Insurance) Protection Rider.

Periodic Charges for Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Term Rider Charge†2	Monthly	Maximum: $83.33 per $1,000 of Rider Net Amount at Risk	Minimum: $0.01 per $1,000 of Rider Net Amount at Risk
Representative: an age 35 male non-tobacco preferred with Rider Specified Amount of $500,000	Monthly	$0.02 per $1,000 of Rider Net Amount at Risk
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of the policy.
[2]	The monthly charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit.
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Term Rider
The benefit associated with the Term Rider is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death prior to the Rider's maturity date.
This Rider may be purchased at any time while the policy is In Force until the Insured reaches age 80. The Rider benefit amount may vary monthly and is based on the chosen Death Benefit.
At any time while the policy and the Rider are In Force (including on the Rider's maturity date), the term life insurance associated with this Rider may be converted into Base Policy Specified Amount. Any such conversion request must be made in writing and submitted to the Service. No evidence of insurability will be required upon conversion.
Note: The compensation received by the registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under the Rider will be lower for a significant period of time. There are instances where the Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require increased Premium when compared to not purchasing the Rider at all. When the Rider is purchased, the Maturity Date for coverage under the Rider may not be extended (resulting in a loss of coverage at maturity).
There are also some distinct disadvantages to purchasing the Rider, such as not being able to extend the Maturity Date for coverage under the Rider (resulting in a loss of coverage at maturity). Another disadvantage is the Rider only allows coverage under the Guaranteed Policy Continuation Provision for the first five policy years. In comparison, the base policy allows longer coverage for Issue Ages under 70, see Guaranteed Policy Continuation Period.
The policy owner should request an illustration demonstrating the impact of purchasing coverage under the Rider.
The Rider charge is deducted from Cash Value therefore purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Term Rider Charge
A monthly Term Rider Charge is deducted if the Rider is elected. The charge is intended to compensate Nationwide for providing term life insurance on the Insured. The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider Death Benefit. The Rider charge is the product of the Rider Specified Amount and the term cost of insurance rate. The term cost of insurance rate is based on Nationwide's expectation as to the Insured's mortality. The term cost of insurance rate will vary by: the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Rider Specified Amount.
The Term Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations.
6.	Underwriting and Distribution Charge. The second paragraph of the "Underwriting and Distribution Charge" provision is replaced with the following:
A monthly Underwriting and Distribution Charge is assessed only on the first $250,000 of Base Policy Specified Amount. For policies where the Insured is age 14 or older at the time of application, the Underwriting and Distribution Charge is $0.10 per $1,000 of Base Policy Specified Amount (current and guaranteed). If the Insured is younger than age 14 at the time of application, the Underwriting and Distribution Charge is $0.08 per $1,000 of Base Policy Specified Amount (current and guaranteed). The Underwriting and Distribution Charge will be assessed for 10 years from the Policy Date for the initial Base Policy Specified Amount, and for 10 years from the effective date of any increase in the Base Policy Specified Amount.
7.	Surrenders. The "Surrenders" provision is modified to add the following subsection:
Annual Surrender Opportunities
On each Policy Date anniversary, the policy's Cash Surrender Value can be transferred to the Fixed Account to purchase extended term insurance. The amount of the extended term insurance will equal the Death Benefit, less any Indebtedness. The extended term insurance coverage will be in effect for as long a period as the Cash Surrender Value will purchase at the Insured's Attained Age on the date of transfer. The Cash Value of the extended term insurance, at any time, will be equal to the cost of the extended term insurance at the Insured's Attained Age at that time. The cost of the extended term insurance will be based on an interest rate of 3% and the 1980 CET Mortality Table.
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Additionally, on each Policy Date anniversary, the policy's Cash Surrender Value may be transferred to the Fixed Account to purchase a guaranteed fixed paid-up benefit. The amount of the fixed paid-up benefit will be the amount of benefit that the Cash Surrender Value can purchase at the Insured's Attained Age on the date of the transfer, but before the deduction of monthly policy charges. The Cash Value of the paid-up benefit, at any time, will be equal to the cost of the fixed paid-up benefit at the Insured's Attained Age at that time. The cost of the fixed paid-up benefit will be based on an interest rate of 3% and the policy's guaranteed mortality table.
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The Best of America Next Generation® II FPVUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-7
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the policy owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify policy owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
1

Policy’s where the policy owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Policy owners may elect to receive all future shareholder reports in paper free of charge. To do so, policy owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the policy.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•	Dimensional - DFA VA Global Moderate Allocation Portfolio
•	Dimensional - VIT Inflation-Protected Securities Portfolio
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series I Shares
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Enterprise Portfolio: Institutional Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
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•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
3

•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment option is also available under the policy.
❍	Fixed Account
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5

Table of Contents (continued)
6

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of the policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
7

Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
Where permitted by state law, the policy currently offers two fixed investment options, the Fixed Account and the Long-Term Fixed Account. Both of these options will earn interest daily at an annual effective rate, see Fixed Investment Options. The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions, see Fixed Investment Options Transfers.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-7 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the fixed investment options and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Policy Guard Rider
•	Adjusted Sales Load Life Insurance Rider
•	Children's Insurance Rider
•	Long-Term Care Rider
•	Spouse Life Insurance Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional (Insurance) Protection Rider
8

•	Deduction (of Fees and Expenses) Waiver Rider
•	Wealth Guard Rider
•	For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your registered representative at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
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Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Investment Options Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the fixed investment options. Before the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the fixed investment options. See Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
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In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the fixed investment options except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load Charge[1]	Upon making a Premium payment	Maximum: $25 from each $1,000 of Premium	Currently: $5 from each $1,000 of Premium
Premium Taxes Charge[1]	Upon making a Premium payment	$35 from each $1,000 of Premium
Illustration Charge[2]	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered, from the policy's Cash Value	Currently: $0
Surrender Charge3 †	Upon surrender or policy Lapse	Maximum: $27,975	Minimum: $2,521
Representative: an age 35 male non-tobacco preferred with a Base and Total Specified Amount of $500,000 and Death Benefit Option 1	Upon surrender or policy Lapse	$4,824
Policy Guard Rider Charge†	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 male non-tobacco preferred with a Cash Value of $500,000 and Indebtedness of $480,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The amounts reflected as maximum Sales Load Charge and Premium Taxes Charge (collectively "Premium Load") represent the maximums that may be charged in any policy year, see Premium Load.
[2]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
[3]	The Surrender Charge decreases gradually each year after either the second or third policy anniversary, depending on the Insured's age at the time the policy is issued. The maximum Surrender Charge calculation assumes: the Insured is a male, age 85, who uses tobacco; the Base and Total Specified Amount is $500,000; Death Benefit Option 1 is in effect; a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target Premium. The minimum charge calculation assumes the Insured is a female, age zero; the Base and Total Specified Amount is $500,000; Death Benefit Option 1 is in effect; a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target Premium.
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The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge†	Monthly	Maximum: $83.33 per $1,000 of Net Amount At Risk	Minimum: $0.03 per $1,000 of Net Amount At Risk
Representative: an age 35 male non-tobacco preferred with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.12 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[2]	Monthly	Maximum: an annualized rate of $6.00 per $1,000 of Cash Value allocated to Sub-Accounts
Administrative Per Policy Charge	Monthly	Maximum: $20 per policy	Currently: $10 per policy
Underwriting and Distribution Charge[3]	Monthly	Maximum: $0.20 per $1,000 of Base Policy Specified Amount (but not more than $50)	Currently: $0.10 per $1,000 of Base Policy Specified Amount (but not more than $25)
Policy Loan Interest Charge[4]	Annually	Current and Guaranteed: $39 per $1,000 of Indebtedness
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance Charge.
[2]	Currently, the Mortality and Expense Risk Charge is assessed based on the following schedule:

Policy Years	Charge for First $25,000 in Variable Cash Value (Annualized)	Charge for Next $225,000 in Variable Cash Value (Annualized)	Charge for Variable Cash Value in Excess of $250,000 (Annualized)
1 through 10	$6.00 per $1,000	$3.00 per $1,000	$1.00 per $1,000
11 through 20	$3.00 per $1,000	$2.00 per $1,000	$0.50 per $1,000
21 and later	$0	$0	$0
[3]	The Underwriting and Distribution Charge lasts for 10 policy years for the initial Total Specified Amount, and lasts for 10 years from the effective date of any increase in the Total Specified Amount.
[4]	The Policy Loan Interest Charge and policy loan interest credited is described in more detail in Policy Loans.
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The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly	Current and Guaranteed: for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate monthly Premiums
Children's Insurance Rider Charge	Monthly	Current and Guaranteed: $0.43 per $1,000 of Rider Specified Amount
Long-Term Care Rider Charge†	Monthly	Maximum: $28.65 per $1,000 of Rider Net Amount At Risk	Minimum: $0.02 per $1,000 of Rider Net Amount At Risk
Representative: an age 35 male non-tobacco preferred with a Long-term Care Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.02 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge†	Monthly	Maximum: $10.23 per $1,000 of Spouse Death Benefit	Minimum: $0.10 per $1,000 of Spouse Death Benefit
Representative Spouse: an age 35 female non-tobacco with a Spouse Life Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Death Benefit
Accidental Death Benefit Rider Charge†	Monthly	Maximum: $0.75 per $1,000 of Accidental Death Benefit	Minimum: $0.05 per $1,000 of Accidental Death Benefit
Representative: an age 35 male non-tobacco preferred with an Accidental Death Benefit of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit
Premium Waiver Rider Charge1†	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male non-tobacco preferred	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional (Insurance) Protection Rider Charge2†	Monthly	Maximum: $83.33 per $1,000 of Rider Net Amount at Risk	Minimum: $0.01 per $1,000 of Rider Net Amount at Risk
Representative: an age 35 male non-tobacco preferred with Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.02 per $1,000 of Rider Net Amount at Risk
Deduction (of Fees and Expenses) Waiver Rider Charge†	Monthly	Maximum: $855 per $1,000 of Deduction Waiver Benefit	Minimum: 85 per $1,000 of Deduction Waiver Benefit
Representative: an age 35 male non-tobacco preferred with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Deduction Waiver Benefit
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Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Wealth Guard Rider Option Charges3†:
Wealth Guard Rider Charge – 85/85 Option	Monthly	Maximum:$1.25 per $1,000 of Cash Value	Minimum:$0.58 per $1,000 of Cash Value
Wealth Guard Rider Charge – 100/85 Option	Monthly	Maximum: $1.25 per $1,000 of Cash Value	Minimum:$0.96 per $1,000 of Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Premium Waiver Rider Charge varies based on the Premium waiver benefit elected. The maximum and minimum charges shown assume monthly Premium payments of $1,000. For policies issued before July 17, 2006, the maximum charge for this Rider is $105 per $1,000 of Premium Waiver Benefit.
[2]	The Additional (insurance) Protection Rider Charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit.
[3]	The Wealth Guard Rider Charge is calculated monthly based on the policy’s Cash Value after the monthly deduction for the Mortality and Expense Risk Charge.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.12%	2.93%
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Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Investment Options
Nationwide's obligations under the fixed investment options are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the fixed investment options.
Because of exemptive and exclusionary provisions, interests in the fixed investment options have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment options. Disclosure regarding the fixed investment options, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the fixed investment options will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
There are currently two fixed investment options available under the policy: the Fixed Account and the Long-Term Fixed Account. The Long-Term Fixed Account may not be available in the state where the policy is issued. The effective annual rate Nationwide declares for the fixed investment options will never be less than 3%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the fixed investment options may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the fixed investment options is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Investment Options
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options, see Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
Interest Crediting on Long-Term Fixed Account
Nationwide anticipates that the interest crediting rate for the Long-Term Fixed Account will be higher than the interest crediting rate for the Fixed Account. This is because assets supporting the Long-Term Fixed Account interest rate are invested for longer durations, which will generally produce higher rates of return, than assets supporting the Fixed Account interest rate. Because its supporting assets are invested for longer durations, the Long-Term Fixed Account has
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stricter allocation, partial surrender, and transfer limitations. However, longer investment durations may not always produce higher returns. Therefore, the interest rate credited to the Long-Term Fixed Account may be the same as, or lower than, the Fixed Account crediting rate. The Long-Term Fixed Account limitations will apply regardless of whether or not the Long-Term Fixed Account is credited a higher rate of interest than the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
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(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
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•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular,
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trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Investment Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options. Contact the Service Center for information regarding restrictions in effect for the fixed investment options at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the fixed investment options may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months and only within 30 days of a calendar quarter end, but not within 12 months of a previous transfer
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 20% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 20% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Long-Term Fixed Account Restrictions
Nationwide may refuse Premium allocations and transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of: 30% of the policy's total Cash Value as of the close of business on the prior Valuation Period, or $1,000,000.
Transfers involving the Long-Term Fixed Account may be further restricted as follows.
After the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period, determined looking back from the Valuation Period during which Nationwide received the request, is limited to the greater of:
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(1)	$6,000; or
(2)	12% of the policy's Long-Term Fixed Account value as of the Policy Monthaversary 12 months prior to the Valuation Period during which Nationwide received the request. (If the request is received within one month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.) This limit is cumulative and will be determined on a rolling basis. This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the 12 months prior to the Valuation Period during which Nationwide received the request will be deducted from the available amount. Information needed to calculate the available amount for transfer can be obtained by contacting the Service Center, see Contacting the Service Center.
Nationwide may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards. In addition, Nationwide does not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs if available.
Combined Fixed Investment Option Restriction
Nationwide may refuse Net Premium allocations or transfers of Cash Value that would cause the aggregate Cash Value allocated to the fixed investment options to be greater than 50% of the policy's total Cash Value.
Amounts transferred to the fixed investment options may be credited interest at different rates, see Fixed Investment Options. Transfers from the fixed investment options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or
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slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and
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financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the ages of 0 and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
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Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000 for non-preferred policies and $100,000 for preferred policies. The basic distinction between the non-preferred and preferred underwriting classifications is that Nationwide expects the Insured under a preferred policy to live longer. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured's age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Data Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next monthly policy anniversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
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Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the fixed investment options as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and fixed investment options based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force (if the Wealth Guard Rider is elected, minimum Premium requirements apply, see Wealth Guard Rider). It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the fixed investment options, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the
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Cash Surrender Value or Lapse protection provided by the Guaranteed Policy Continuation Provision would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. If the Wealth Guard Rider is in effect, the Total Specified Amount cannot be less than $250,000. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide’s available fixed benefit individual life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and Issue Age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
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Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change the document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the fixed investment options, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
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Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. The current Sales Load is $5 per $1,000 of Premium. The guarantee maximum Sales Load is $25 per $1,000 of Premium.
Nationwide may waive the Sales Load on the initial Premium paid into this policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
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Surrender Charge
A Surrender Charge is deducted proportionally from Sub-Account and fixed investment options allocations if the policy is surrendered or Lapsed. When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance the policy could Lapse.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records.
The Surrender Charge is comprised of two components: the underwriting component and the sales component.
The initial Surrender Charge is the sum of the underwriting component and a percentage (that varies by age, sex, Total Specified Amount, and risk class, and ranges between 34% to 60%) of the sales component. Depending on the policy year of the surrender and the Insured's age at the time of policy issuance, the actual Surrender Charge paid will be a percentage of the initial Surrender Charge, as set forth in the following table:
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	92.5%	85.0%
5	85.0%	76.0%
6	77.5%	66.0%
7	70.0%	56.0%
8	62.5%	46.0%
9	52.5%	36.0%
10	42.5%	26.0%
11	32.5%	0%
12	20.0%	0%
13+	0%	0%
*	The Surrender Charge duration may vary based on the law in the state where the policy is issued.
The underwriting component equals the product of the Base Policy Specified Amount and the administrative target premium. The administrative target premium is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for underwriting expenses. The administrative target premium varies by the Total Specified Amount and the Insured's age when the policy was issued.
The sales component is the lesser of the following two amounts: (1) the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target premium; and (2) the sum of all Premium payments made during the first policy year. The surrender target premium is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for sales expenses. The surrender target premium varies by the Insured's sex, the Insured's age when the policy was issued, and the Insured's underwriting class.
Each increase to the Base Policy Specified Amount (referred to as Base Policy Specified Amount segments) will have its own Surrender Charge. The Surrender Charge for each Based Policy Specified Amount segment, when added together, will equal the total Surrender Charge.
Any Surrender Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations.
Nationwide will waive the Surrender Charge if it is exchanged for a plan of permanent fixed life insurance offered by Nationwide subject to the following:
•	the exchange and waiver may be subject to new evidence of insurability and underwriting approval; and
•	the policy owner has not invoked any of the following Riders:
❍	the Premium Waiver Rider;
❍	the Deduction (of Fees and Expenses) Waiver Rider; and/or
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❍	the Long-term Care Rider.
A new Surrender Charge may be imposed by the policy received in the exchange.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and fixed investment options allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Mortality and Expense Risk Charge
A monthly Mortality and Expense Risk Charge is deducted from the policy's Cash Value allocated to the Sub-Accounts. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
Currently, the Mortality and Expense Risk Charge is based on the following schedule:
Policy Years	Charge for First $25,000 in Variable Cash Value (Annualized)	Charge for Next $225,000 in Variable Cash Value (Annualized)	Charge for Variable Cash Value in Excess of $250,000 (Annualized)
1 through 10	$6.00 per $1,000	$3.00 per $1,000	$1.00 per $1,000
11 through 20	$3.00 per $1,000	$2.00 per $1,000	$0.50 per $1,000
21 and later	$0	$0	$0
The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $6.00 per $1,000 of variable account Cash Value for all policy years.
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Administrative Per Policy Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $10 per month (current and maximum guaranteed charge in New York is $8.75). The maximum guaranteed charge is $20 per month.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy.
The Underwriting and Distribution Charge is only assessed on the first $250,000 of Base Policy Specified Amount. The current Underwriting and Distribution Charge is $0.10 per $1,000 of Base Policy Specified Amount. The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of Base Policy Specified Amount. The Underwriting and Distribution Charge will be assessed for 10 years from the Policy Date for the initial Base Policy Specified Amount, and for 10 years from the effective date of any increase in the Base Policy Specified Amount.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
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A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum, which is 99% of first year premiums and 5% of renewal premium after the first year. Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
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Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Policy Guard Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Policy Guard Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Policy Guard Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Policy Guard Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
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Note: The Long Term Care Rider, the Spouse Life Insurance Rider, and the Deduction (of Fees and Expenses) Waiver Rider will terminate or will need to be terminated by the policy owner prior to invoking the Policy Guard Rider. An election to invoke the Policy Guard Rider is irrevocable.
After Nationwide receives a request to invoke the Rider, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Policy Guard Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Policy Guard Rider Charge
The Policy Guard Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the fixed investment options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Adjusted Sales Load Life Insurance Rider
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. A policy owner may elect the number of years (from one to seven) that Premium Load would be replaced. A Premium Load would be assessed on any amount that is not replaced by the Rider.
Availability
This Rider is only available to purchase at the time of application.
Adjusted Sales Load Life Insurance Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of aggregate Premiums paid since the Policy Date, the portion of Premium Load replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made during the selected Rider period will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that Premium Load is replaced (with a maximum Rider charge period of 15 years). However, if a policy owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years that Premium payments were actually made.
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For example, upon election, the policy owner anticipated making Premium payments for five years. Therefore, the policy owner could expect to have the Rider charge assessed for 14 years (nine years plus five years). However, the policy owner actually makes the last Premium payment in policy year three, and does not make any additional Premium payments. Since the policy owner did not get full "use" of the Rider (the policy owner only received three years worth of Premium Load replacement), the Rider charge will only be assessed for 12 policy years (nine years plus the three years' worth of benefit received).
If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and later	0%
For example, the policy owner elected to replace the Premium Load for seven years. During the fifth policy year, the policy owner terminates the policy. During the five years the policy was In Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of $400) from the policy’s Cash Surrender Value.
The Adjusted Sales Load Life Insurance Rider Charge is deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Adjusted Sales Load Life Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Accounts and fixed investment options allocations. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
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Long-Term Care Rider
Availability
Subject to Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased six months or more after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider are separate and distinct from underwriting and approval of the policy and Additional (Insurance) Protection Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional (Insurance) Protection Rider or that an Insured could qualify for the policy and Additional (Insurance) Protection Rider and still be declined for the Long-Term Care Rider.
There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded as a credit to the policy, see Right to Cancel (Examination Right).
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy, see Contacting the Service Center.
Long-Term Care Rider Benefit
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the Insured’s expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. The Long-Term Care Rider has no Cash Surrender Value and no loan values.
The Long-Term Care Specified Amount elected must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
(1)	2% of Long-Term Care Specified Amount in effect; or
(2)	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
The maximum lifetime benefit under any combination of home health care benefits and long-term care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness.
A policy owner may request to receive a monthly benefit less than the maximum subject to any minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
Decreases in the Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.
Invoking the Rider
To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide.
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retrospectively paid for the elimination period. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this Rider.
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Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date.
Impact of Invoking the Long-Term Care Rider on the Policy and other Riders
While Long-Term Care Rider benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
•	Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge will be waived while Long-Term Care Rider benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.
•	Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, additional Premium may be necessary to prevent the policy from Lapsing.
•	Death Benefit: The total amount of Rider benefits paid will be subtracted from the Total Specified Amount in calculating the Death Benefit. If the remaining Death Benefit is less than 10% of: the base Policy Specified Amount minus any Indebtedness when the Insured dies and the Rider is In Force, a residual Death Benefit of: 10% of the base Policy Specified Amount minus any Indebtedness will be paid.
•	Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of Long-Term Care benefits paid at the time a request is received.
•	Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.
•	Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.
Terminating the Rider
This Rider will terminate when the policy matures, the Insured dies, the Policy Guard Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Long-Term Care Referral Service
If the Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
If the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Claims
Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in
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the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid.
Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse.
Long-Term Care Rider Charge
A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of a long-term care cost of insurance rate and the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting classification, and any Substandard Ratings.
The Rider Charge will be deducted proportionally from the Sub-Accounts and fixed investment options allocations. Because the Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Policy Guard Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
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Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the Insured's fifth birthday and before the policy anniversary on or following the date the Insured turns age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options allocations. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, the policy owner may purchase this Rider at any time.
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Interaction with the Deduction (of Fees and Expenses) Waiver Rider
This Rider cannot be elected if the Deduction (of Fees and Expenses) Waiver Rider is elected. During the first three years from the Policy Date, the benefit payable under that Rider is sufficient to keep the policy from Lapsing where as the benefit payable under the Premium Waiver Rider is not sufficient to keep the policy from Lapsing, see Deduction (of Fees and Expenses) Waiver Rider.
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Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will be based on characteristics of the new Insured including the new Insured’s Attained Age, rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 18 on the Policy Date;
(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income.
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The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional (Insurance) Protection Rider
The benefit associated with the Additional (Insurance) Protection Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional (Insurance) Protection Rider are payable to the beneficiary upon the Insured's death if the Additional (Insurance) Protection Rider is still In Force. The Additional (Insurance) Protection Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional (Insurance) Protection Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional (Insurance) Protection Rider.
The Additional (Insurance) Protection Rider coverage terminates on the earliest of the following dates:
•	the date the Insured dies;
•	the original Maturity Date of the base policy;
•	the date the policy Lapses;
•	the date the policy terminates for any reason; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional (Insurance) Protection Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Additional (Insurance) Protection Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional (Insurance) Protection Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional (Insurance) Protection Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional (Insurance) Protection Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional (Insurance) Protection Rider is not covered by this provision beyond the fifth policy year. In comparison, the base policy allows longer coverage for Issue Ages under Attained Age 70, see Lapse.
Additional (Insurance) Protection Rider Charge
A monthly Additional (Insurance) Protection Rider Charge will be deducted if the Rider is elected. The Additional (Insurance) Protection Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be the elected Death Benefit option. The Additional (Insurance) Protection Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional (Insurance) Protection Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings.
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The Additional (Insurance) Protection Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Additional (Insurance) Protection Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Deduction (of Fees and Expenses) Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider can be elected at any time so long as the policy is In Force and it is before the Policy Date on or following the date the Insured reaches age 59.
Rider Benefit
The benefit associated with this Rider is a waiver of the policy's monthly deductions if the Insured becomes totally disabled, as defined in the Rider, for at least six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Deduction (of Fees and Expenses) Waiver Rider applicable to the policy.
Disability During the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months within the first three years from the Policy Date, the benefit is a credit to the policy in an amount necessary to keep the policy In Force as opposed to a waiver of the monthly deductions. The Cash Value will increase by the amount in which the minimum monthly premium exceeds the monthly deductions, just as if the minimum monthly premium had been paid.
Disability Following the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months any time after the first three years from the Policy Date, the benefit is a waiver of the policy's monthly deductions. For example, if the policy owner becomes totally disabled for six consecutive months two years and eight months from the Policy Date, for the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force. After that, the Rider's benefit becomes a waiver of the policy's monthly charges.
Following the third year from the Policy Date, the Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional premium payments to prevent Lapse. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The benefit duration depends on the Insured's age when total disability begins. Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65) or until the Policy Guard Rider is invoked. Between ages 60 and 63, the benefit continues until the Insured turns age 65. From age 63, the benefit lasts only for two years.
Interaction with Premium Waiver Rider

This Rider cannot be elected if the Premium Waiver Rider is elected. During the first three years from the Policy Date, the benefit payable under this Rider appears to be the same as the benefit payable under the Premium Waiver Rider, i.e., both Riders credit amounts to the policy. However, the monthly credit under this Rider will be sufficient to keep the policy from Lapsing but only during the first three years from the Policy Date. The benefit under the Premium Waiver Rider is not guaranteed to be sufficient to keep the policy from Lapsing, see Premium Waiver Rider.
Deduction (of Fees and Expenses) Waiver Rider Charge
The charge for this Rider compensates Nationwide for the risks assumed in crediting and/or waiving policy charges during the Insured's total disability. The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate. The deduction waiver cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The charge for this Rider is deducted proportionately from the Sub-Account and fixed investment options allocations; therefore, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
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Wealth Guard Rider
The Wealth Guard Rider is designed to allow the policy owner to invest Premium in certain variable Sub-Accounts with protection from possible negative market performance. The Rider guarantees that the Cash Value will, at minimum, equal the Benefit Base on the Rider Maturity Date. If, on the Rider Maturity date, the policy's Cash Value is less than the Benefit Base, Nationwide will apply a credit, in the amount of the difference between the Benefit Base and the Cash Value on the Maturity Date, to the policy's Cash Value (the "Rider Benefit"). There is no Rider Benefit if: (i) the policy's Cash Value is greater than the Benefit Base on the Rider Maturity Date; (ii) the Insured dies before the Rider Maturity Date; or (iii) the policy Lapses or is terminated before the Rider Maturity Date. Additionally, there is a significant minimum premium requirement that must be met on the anniversary of each Policy Date in order to receive the highest possible Rider Benefit. If this minimum premium requirement is not met in a given year, the Benefit Base may be reduced for that year. Sub-Accounts are limited when the Rider is elected, see Wealth Guard Rider Available Investment Options.
There are two guarantee options available under the Wealth Guard Rider. The amount of the Rider Benefit will depend on which guarantee option is selected. The charge for the Rider will depend upon which guarantee option is selected (the policy owner can select only one of the available options, and cannot change the election after the policy has been issued). The two guarantee options available are as follows:
(1)	The 85/85 option. The 85/85 option guarantees a Benefit Base equal to the higher of (a) 85% of Premiums paid or (b) 85% of the policy's highest anniversary Cash Value; or
(2)	The 100/85 option. The 100/85 option guarantees a Benefit Base equal to the higher of (a) 100% of Premiums paid or (b) 85% of the policy's highest anniversary Cash Value.
Operationally, these options work the same way (i.e., they are subject to the same eligibility requirements and have the same Sub-Account restrictions). The only differences between the guarantee options are: (i) the percentage factor that will be applied to Premiums paid when determining the Benefit Base; and (ii) the amount charged for the level of guarantee.
Eligibility
The policy owner must meet or adhere to the following conditions in order to be eligible for the Rider:
Availability
The Wealth Guard Rider is only available for purchase at the time of application. The policy owner cannot revoke the Rider or change the selected guarantee option. The Rider cannot be terminated once elected but it will terminate: (i) if the underlying policy terminates; (ii) on the Rider Maturity Date; or (iii) when the Insured dies.
Minimum Rider Premium Requirement
The policy does not require payment of scheduled Premium to keep it In Force, see Premium Payments. However, if the Wealth Guard Rider is elected, the policy owner will need to meet the minimum premium requirements of the Rider to prevent the Benefit Base from potentially being reduced. The actual minimum Rider premium requirements vary by individual policy. Specific required minimum Rider premium amounts are shown on the Policy Data Pages. Note: Premiums paid under the Guaranteed Policy Continuation Provision may or may not be sufficient to meet the minimum premium required by the Rider. In addition, benefits paid pursuant to the Premium Waiver Rider may not be sufficient to meet the minimum premium requirement of the Wealth Guard Rider, but will be considered Premium for purposes of determining whether the minimum Rider premium requirement has been met.
Determining Whether the Minimum Rider Premium Requirement Has Been Met
On each Rider Valuation Date (excluding the Rider Maturity Date), Nationwide will compare the amount of Premium paid to date, less any partial surrenders, to the minimum premium required (as shown on the Policy Data Pages). The Rider Maturity Date is the date on which any Rider Benefit will be paid. The Rider Valuation Date is the date on which the Benefit Base (described below) is calculated. It occurs on the Policy Date, on each anniversary from the Policy Date on or before the Rider Maturity Date, and on the Rider Maturity Date.
Grace Period to meet Minimum Rider Premium Requirement
If the policy owner has not met the minimum premium requirement on the Rider Valuation Date, Nationwide will notify the policy owner. The policy owner will have a 61 day grace period during which he or she may submit additional Premium. (There is no grace period associated with the Rider Maturity Date). If enough Premium is paid during the grace period to meet the Rider's minimum premium requirement, the Benefit Base may not be reduced. If the policy owner does not pay enough Premium to meet the required minimum, the Benefit Base will be reduced. Reductions in the Benefit Base may
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result in a lower Rider Benefit being available upon the Rider Maturity Date. If the policy owner does not meet the minimum premium required in any given policy year, the Benefit Base may be reduced. Reductions cannot be made up in subsequent policy years by paying additional Premium. Failure to meet minimum premium amounts required by the Rider will not terminate the Rider or the policy, but could significantly reduce the Rider Benefit.
Age Restrictions and Rider Duration
The maximum Issue Age for the Rider is age 55. The Rider Maturity Date is chosen at application subject to the minimum duration requirements. Once the maturity date is chosen, the policy owner will be permitted to extend it only with Nationwide’s written consent. The policy owner will not be permitted to shorten the duration of the Rider. The policy owner will not be permitted to revoke the Rider.
Rider Duration
Issue Age	Minimum Maturity Period	Maximum Maturity Period
0-50	20 Years	(70 – Issue Age) Years
51-55	(70 – Issue Age) Years	(70 – Issue Age) Years
Minimum Base Policy Specified Amount
The policy owner must choose a Base Policy Specified Amount of at least $250,000 to elect the Rider. The policy owner will not be permitted to make changes to the policy that causes the Base Policy Specified Amount to go below $250,000.
IRS qualification as life insurance
The guideline premium/cash value corridor test must be used to test the policy for compliance with Code Section 7702. The cash value accumulation test may not be used which may impact the amount of Premium that can be paid into the policy, see The Minimum Required Death Benefit. The policy owner should discuss the potential ramifications of purchasing the policy using the guideline premium/cash value corridor test instead of the cash value accumulation test with a qualified tax advisor.
Determining the Benefit Base for the 85/85 Guarantee Option
The Benefit Base is determined on each Rider Valuation Date and is calculated as the greater of (A) or (B) where:
(A)	is the Cash Value Amount; and
(B)	is the Return of Premium Amount.
Cash Value Amount
On the Policy Date, the Cash Value Amount is equal to zero. On each subsequent Rider Valuation Date, the Cash Value Amount is equal to the greater of:
(1)	the Cash Value of the policy on the current Rider Valuation Date multiplied by 85%; or
(2)	the Cash Value Amount on the preceding Rider Valuation Date reduced by the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date. If the Minimum Rider Premium Requirement has not been met, then the prior Cash Value Amount will also be reduced by the total of Monthly Deductions since the preceding Rider Valuation Date. Monthly Deductions are the periodic charges (other than underlying mutual fund operating expenses) that are deducted from Cash Value on a monthly basis, see In Summary: Fee Tables.
Return of Premium Amount
On the Policy Date, the Return of Premium Amount is zero. On each subsequent Rider Valuation Date, the Return of Premium Amount is equal to (1) plus (2) minus (3) minus (4), where:
(1)	is the Return of Premium Amount on the preceding Rider Valuation Date;
(2)	is the 85% Premium Percentage Factor multiplied by the amount of all premiums received between the current Rider Valuation Date and the preceding Rider Valuation Date;
(3)	is the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date; and
(4)	is the total of Monthly Deductions taken between the current Rider Valuation Date and the preceding Rider Valuation Date if the Minimum Rider Premium Requirement has not been met, and zero otherwise.
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Determining the Rider Benefit for the 85/85 Guarantee Option on the Rider Maturity Date
On the Rider Maturity Date, the final Benefit Base calculation is performed and the Rider Benefit is calculated. Unlike the prior policy years, there is no opportunity to catch up on Premium payments if the policy owner has not met the minimum premium amount required by the Rider. The Rider Benefit is calculated as follows:
(1)	the Cash Value Amount and the Return of Premium Amount are calculated;
(2)	the higher of the Cash Value Amount and the Return of Premium Amount will be the Benefit Base;
(3)	the Cash Value is determined;
(4)	the Benefit Base is compared with the Cash Value;
(5)
(a)	if the Cash Value is less than the Benefit Base, the Rider Benefit will equal the difference between the Benefit Base and the Cash Value. The Rider Benefit will be credited to the Cash Value on the Rider Maturity Date; or
(b)	if the Cash Value is greater than the Benefit Base, there is no Rider Benefit; and
(6)	the Rider terminates and all restrictions and fees associated with it will be removed.
Determining the Benefit Base for the 100/85 Guarantee Option
The Benefit Base is determined on each Rider Valuation Date and is calculated as the greater of (A) or (B) where:
(A)	is the Cash Value Amount; and
(B)	is the Return of Premium Amount.
Cash Value Amount
On the Policy Date, the Cash Value Amount is equal to zero. On each subsequent Rider Valuation Date, the Cash Value Amount is equal to the greater of:
(1)	the Cash Value of the policy on the current Rider Valuation Date multiplied by 85%; or
(2)	the Cash Value Amount on the preceding Rider Valuation Date reduced by the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date. If the Minimum Rider Premium Requirement has not been met, then the prior Cash Value Amount will also be reduced by the total of Monthly Deductions since the preceding Rider Valuation Date. Monthly Deductions are the periodic charges (other than underlying mutual fund operating expenses) that are deducted from Cash Value on a monthly basis, see In Summary: Fee Tables.
Return of Premium Amount
On the Policy Date, the Return of Premium Amount is zero. On each subsequent Rider Valuation Date, the Return of Premium Amount is equal to (1) plus (2) minus (3) minus (4), where:
(1)	is the Return of Premium Amount on the preceding Rider Valuation Date;
(2)	is the 100% Premium Percentage Factor multiplied by the amount of all premiums received between the current Rider Valuation Date and the preceding Rider Valuation Date;
(3)	is the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date; and
(4)	is the total of Monthly Deductions taken between the current Rider Valuation Date and the preceding Rider Valuation Date if the Minimum Rider Premium Requirement has not been met, and zero otherwise.
Determining the Rider Benefit for the 100/85 Guarantee Option on the Rider Maturity Date
On the Rider Maturity Date, the final Benefit Base calculation is performed and the Rider Benefit is calculated. Unlike the prior policy years, there is no opportunity to catch up on Premium payments if the policy owner has not met the minimum premium amount required by the Rider. The Rider Benefit is calculated as follows:
(1)	the Cash Value Amount and the Return of Premium Amount are calculated.
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(2)	the higher of the Cash Value Amount and the Return of Premium Amount will be the Benefit Base.
(3)	the Cash Value is determined.
(4)	the Benefit Base is compared with the Cash Value.
(5)
(a)	if the Cash Value is less than the Benefit Base, the Rider Benefit will equal the difference between the Benefit Base and the Cash Value. The Rider Benefit will be credited to the Cash Value on the Rider Maturity Date; - or -
(b)	if the Cash Value is greater than the Benefit Base, there is no Rider Benefit.
(6)	the Rider terminates and all restrictions and fees associated with it will be removed.
Charges
A monthly Wealth Guard Rider Charge is deducted if the Wealth Guard Rider is elected. The charge covers the risk Nationwide assumes if the policy sustains poor Investment Experience while the Rider is In Force. The Rider's charge varies depending upon the guarantee option elected:
Wealth Guard Option	Monthly Deduction*
Wealth Guard 85/85	$0.58 per $1,000 of Cash Value
Wealth Guard 100/85	$0.96 per $1,000 of Cash Value
*	The Rider charge is deducted monthly from the Cash Value and is taken proportionately from Sub-Account and fixed investment options allocations. Nationwide may raise the current charge for this Rider for either or both guarantee options after it has been issued. If the price is increased for existing issues of the Rider, Nationwide will notify the policy owner in writing. The maximum possible charge associated with the Rider is $1.25 per $1,000 of Cash Value.
The Wealth Guard Rider Charge will be deducted for as long as the Rider is In Force. The policy owner may not revoke the Rider after the policy has been issued. If the Deduction (of Fees and Expenses) Waiver Rider is invoked, the Wealth Guard Rider Charge will be waived. However, the minimum premium requirement associated with the Wealth Guard Rider will not be waived, see Special Considerations.
Because the Rider charge is deducted from Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Wealth Guard Rider Available Investment Options
Only certain Sub-Accounts are available with the Wealth Guard Rider. Nationwide selected the available Sub-Accounts on the basis of certain risk factors associated with each Sub-Account's investment objective. The Sub-Accounts not made available in conjunction with the Rider were excluded on the basis of similar risk considerations.
Election of the Wealth Guard Rider will not be effective unless Sub-Account allocation instructions are based on the list of available investment options. When the Wealth Guard Rider is elected, only the following investment options are available:
(1)	the Fixed Account; and/or
(2)	the Long-Term Fixed Account (if available); and/or
(3)	any combination of the Sub-Accounts listed below (hereafter, the "Wealth Guard investment options"):
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
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•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
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•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Allocations to Sub-Accounts other than those listed above are not permitted when the Rider is In Force. Certain Sub-Accounts may not be available depending upon when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. If instructions are received (current or future), to allocate among investment options not listed above, Nationwide will not process the request. The existing variable investment allocations will remain unchanged. Nationwide reserves the right to modify the list of Wealth Guard investment options upon written notice to policy owners.
Special Considerations
•	The Wealth Guard Rider has no cash value until its Maturity Date.
•	There is no Rider Benefit if: (i) the policy's Cash Value is greater than the Benefit Base on the Rider Maturity Date; (ii) the insured dies before the Rider Maturity Date; or (iii) the policy Lapses or is terminated before the Rider Maturity Date. In addition, the Rider Benefit may be limited if allocations are substantially, and for an extended period of time, limited to the fixed account or a money market Sub-Account.
•	While there is no obligation to make Premium payments under the policy, failure to meet the minimum Rider premium requirements may significantly reduce the Benefit Base and, ultimately, the Rider Benefit.
•	Partial surrenders taken while the policy is In Force may reduce the Benefit Base.
•	There is no grace period to catch up on Premium payments on the Rider Maturity Date.
•	If the Long-Term Care Rider is elected in conjunction with the Wealth Guard Rider, the charge for the Wealth Guard Rider will continue to be deducted even when a claim is being paid out under the terms of the Long-Term Care Rider.
•	If the Premium Waiver Rider is invoked, the Premium amount credited to the policy under the terms of that Rider may not be enough to meet the minimum premium required by the Wealth Guard Rider. The minimum premium requirement of the Wealth Guard Rider is not waived if the Premium Waiver Rider is invoked. Therefore, if the credit received under the Premium Waiver Rider does not meet the minimum premium required by the Wealth Guard Rider, the Benefit Base may be reduced unless the policy owner makes up the difference. Premium paid pursuant to the Premium Waiver Rider is considered Premium for purposes of the Wealth Guard Rider.
•	The Deduction (of Fees and Expenses) Waiver Rider will cover the cost of the Wealth Guard Rider if the Deduction (of Fees and Expenses) Waiver Rider is invoked. However, the minimum premium requirement of the Wealth Guard Rider is not waived.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
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Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the fixed investment options is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. Termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy
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anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
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(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Policy Guard Rider and the Long-Term Care Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options less any surrender charge. and less 100% of the Adjusted Sales Load Life Insurance Rider forfeiture charge (if applicable). Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts. Nationwide will only transfer amounts from the Long-Term Fixed Account if the Sub-Account and Fixed Account allocations are depleted.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the fixed investment options.
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Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.90% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the fixed investment options in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise. If any portion of an outstanding loan balance has been transferred from the Long-Term Fixed Account, loan repayments will first be allocated to the Long-Term Fixed Account. Once any outstanding loan balance attributable to the Long-Term Fixed Account has been repaid, loan repayment allocations to the Long-Term Fixed Account will not be permitted: 1) to exceed $500,000 in any 12-month period (determined on a rolling basis considering any loan repayment
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allocations during the 12 months prior to the Valuation Period during which we receive a loan repayment); and/or 2) if, at the time the loan repayment is received, it would cause the policy's Cash Value allocated to the Long-Term Fixed Account to exceed $1,000,000.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision or by invoking the Policy Guard Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Period. The policy will not Lapse during the Guaranteed Policy Continuation Period if the policy owner pays the Policy Continuation Premium amount shown on the Policy Data Pages.
Duration of the Guaranteed Policy Continuation Period
The Guaranteed Policy Continuation Period begins when Nationwide issues the policy. The duration of the Guaranteed Policy Continuation Period depends on the Insured's Issue Age on the Policy Date, as reflected in the following table:
Insured's Age at Policy Issuance:	55 or younger	56 through 69	70 or older
Duration of Guaranteed Policy Continuation Period:	30 policy years or until the Insured reaches Attained Age 65, whichever comes first	10 policy years	five policy years
The Policy Continuation Premium required is stated in the Policy Data Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Policy Continuation Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Policy Continuation Premium may change. A change will result in reissued Policy Data Pages which will show the new Policy Continuation Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Guaranteed Policy Continuation Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Grace Period
If the Cash Surrender Value on any monthly anniversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions; or
•	the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect, if applicable.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
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(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Guaranteed Policy Continuation Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next monthly anniversary of the Policy Date following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
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Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
(1)	Mortality and Expense Risk Charge; plus
(2)	Administrative Per Policy Charge and Underwriting and Distribution Charge; plus
(3)	the monthly cost of any additional benefits provided by any Riders; plus
(4)	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the fixed investment options.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
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Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated in the Policy Data Pages. The amount of the accumulated premium account will be no less than zero and no greater than twice the Total Specified Amount.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test (for policies issused in New York, the cash value accumulation test is not available). If the cash value accumulation test is elected, the Policy Guard Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
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For any change in the death benefit option to become effective, the Cash Surrender Value, or Premiums paid under the Guaranteed Policy Continuation Provision if applicable, after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, Nationwide will pay the Proceeds to the policy owner.
Normally, the Proceeds will be paid within seven days after receipt of the policy owner’s written request for payment of Proceeds at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
Extending Coverage Beyond the Maturity Date
Nationwide may offer to extend coverage beyond the Maturity Date to coincide with the Insured's death, at which time the Proceeds will be paid to the beneficiary. During this coverage extension, the policy owner will still be able to request partial surrenders, and if elected, the Long-Term Care Rider will remain in effect (though there will be no charge for it). The termination of some policy and/or Rider benefits will coincide with the policy's Maturity Date (unless the policy owner decides otherwise). The extension of coverage will either be for the Cash Value (as defined below) or for the Total Specified Amount (subject to the law of the state in which the policy owner lived at the time the policy was purchased), at the policy owner’s choice.
If coverage is extended beyond the policy's Maturity Date, Nationwide will endorse the policy so that:
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(1)	if extended for the Total Specified Amount, the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any partial surrenders;
(2)	no changes to the Base Policy Specified Amount and/or Total Specified Amount will be permitted (as they are the same);
(3)	no changes to the death benefit option will be allowed;
(4)	no additional Premium payments will be allowed;
(5)	no additional monthly periodic charges will be deducted; however, loan interest will continue to be charged on Indebtedness;
(6)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(7)	if coverage is extended for the policy’s Cash Value, the policy's Death Benefit will become the Cash Value, regardless of the previous death benefit option choice;
(8)	if the Policy Guard Rider is in effect prior to the extension of coverage beyond the Maturity Date, the Total Specified Amount will continue to be defined as the adjusted Total Specified Amount; and
(9)	if the Additional (Insurance) Protection Rider is in effect, the extension of coverage beyond the Maturity Date will not apply to the Rider Specified Amount.
Note: Partial surrenders will affect the Base Policy Specified Amount (and thus Total Specified Amount) of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value prior to the partial surrender.
The coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
The primary purpose of coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Surrendering the Policy; Maturity.
Assuming no Indebtedness on the Maturity Date and no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness exists on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property
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division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Interest Income Option
If the Interest Income Option is elected, Nationwide retains the Proceeds and credits the Proceeds with interest at an annually determined rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually whether any interest in excess of 2.5% will be credited. The interest can be credited at the end of 12-, six, three, or one month intervals.
At any time, the policy owner can withdraw any remaining Proceeds and accumulated interest by submitting a written request to the Service Center. Upon the payee’s death, the remaining Proceeds and accumulated interest will be paid to the payee’s estate.
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Income for a Fixed Period Option
If the Income for a Fixed Period Option is elected, Nationwide retains the Proceeds and makes payments to the payee at specified intervals over a certain number of years, not to exceed 30. Each payment will consist of a portion of the Proceeds plus interest at an annually determined rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be credited. The payments can be paid at the beginning of 12-, six, three, or one month intervals.
At any time, the payee may withdraw any remaining Proceeds and accumulated interest by submitting a written request to the Service Center. Upon the payee’s death, the remaining Proceeds and accumulated interest will be paid to the payee’s estate.
Fixed Income for Varying Periods Option
If the Fixed Income for Varying Periods Option is elected, Nationwide will retain the Proceeds and pay a fixed amount at specified intervals until the Proceeds and accumulated interest have been exhausted. The total amount payable each year may not be less than 5% of the original Proceeds. Nationwide will credit interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be credited. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
At any time, the payee may withdraw any remaining Proceeds and accumulated interest by submitting a written request to the Service Center. Upon the payee’s death, Nationwide will pay the remaining Proceeds and accumulated interest to the payee’s estate.
Alternate Life Income Option
If the Alternate Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of the current individual immediate annuity purchase rate on the date of the individual immediate annuity is elected. The Proceeds can be paid at the end of 12-, six, three, or one month intervals. Since the payments are based on the payee’s lifetime, the payee may not withdraw any amount designated to this option once payments begin. Payments will cease upon the payee’s death. No payments will be made to the payee’s estate.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
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The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") enacted on December 22, 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 0.40% subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may
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be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy that takes into account the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines modified endowment contract as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits.
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Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after recovery of all the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of nontaxable premium as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued that causes a reduction in the face amount of the death benefit may be fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequences and seek further information before requesting any changes in the terms of the policy.
In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the policy, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2018, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.
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Section 6050Y, enacted by H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s basis in the life insurance policy is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s basis in the policy is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, Section 6050Y provides that the exceptions to the transfer for value rules are not available to the transfer of any interest in a life insurance policy that is a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable. A reportable policy sale is the direct or indirect acquisition of any interest in a life insurance policy where the buyer has no substantial family, business, or financial relationship with the insured apart from the buyer’s interest in the life insurance policy.
Section 6050Y also provides special tax reporting requirements surrounding the post issue sale of a life insurance policy or the transfer of a life insurance policy to a foreign person that occurs on or after January 1, 2018. Section 6050Y requires the buyer of a post issue life insurance policy in a reportable policy sale to report the amount of the sales proceeds to the IRS and the insurance company that issued the policy. Upon receipt of the report from the buyer or any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is then required to report the cost basis in the life insurance policy to the buyer and the IRS.
Upon later payment of the death benefit proceeds under a policy that was transferred in a reportable policy sale, the issuer of the life insurance policy is required to report the payment of the death benefit proceeds and an estimate of the buyer’s basis in the policy to the IRS and to the recipient of the death benefit proceeds
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
The death benefit is generally excludable from the beneficiary's gross income under the Internal Revenue Code by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
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Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The amount of the long-term care benefit that is excludable from gross income is limited by the Internal Revenue Code, on an annual basis, to the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. While the long-term care rider issued with this life insurance policy pays a long-term care benefit that is limited to the HIPAA per diem amount (an indemnity contract), Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single insured, then the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase to the HIPAA per diem. Therefore, it is highly recommended that the policy owner consult their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the policy owner to determine if collecting benefits while outside the United States will subject the policy owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes. The federal tax treatment of such distributions are governed by section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has recovered all of their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
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Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have
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taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
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•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
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Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-7
Organization, Registration, and Operation
Nationwide VLI Separate Account-7 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
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Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-7.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
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The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-7 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. For policies with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For policies without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
72

BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	The fund seeks to maximize income while maintaining prospects for capital appreciation.
Dimensional - DFA VA Global Moderate Allocation Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF
Dimensional - VIT Inflation-Protected Securities Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
73

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
74

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMRC and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
75

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks capital growth.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
76

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
This Sub-Account is only available in policies issued before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
77

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
78

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
79

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
80

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
81

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
82

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
83

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
This Sub-Account is only available in policies issued before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental,social and governance (ESG) criteria.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
84

Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
This Sub-Account is only available in policies issued before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This Sub-Account is only available in policies issued before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
85

VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
86

Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the fixed investment options. In New York, Cash Value is the total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, or due and unpaid policy charges.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The elected Long-Term Care Rider benefit amount adjusted for any post issue increases and decreases. This amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount.
Long-Term Fixed Account – An investment option that is funded by Nationwide’s general account.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
87

Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional (Insurance) Protection Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
88

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-21610
Securities Act of 1933 Registration File No. 333-117998

The Best of America Next Generation® II FPVUL
Nationwide VLI Separate Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2019 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2019.

General Information and History
Nationwide VLI Separate Account-7 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $226 billion as of December 31, 2018.
Nationwide VLI Separate Account-7
Nationwide VLI Separate Account-7 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum, which is 99% of first year premiums and 5% of renewal premium after the first year. Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Services
Nationwide has responsibility for administration of the policies and the Variable Account. Nationwide also maintains the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.
Nationwide will maintain a record of all purchases and redemption of shares of the mutual funds.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 5.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
2

Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-7 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-7. The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any Substandard Rating, and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners' Extended Term Mortality Table, Age Last Birthday ("1980 CET"). Guaranteed cost of insurance rates for policies issued on Specified Amounts of $100,000 or more are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex-distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, Nationwide may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including Nationwide employees and their family members).
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
3

•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Maximum Surrender Charge Calculation
Surrender Charge Formula
The maximum surrender charge under the policy is based on the following calculation.
Maximum Surrender Charge (p) multiplied by the lesser of (a) or (b), where:
(p)	=	is the surrender charge percentage in the range 34% - 60% which varies by age, sex, and risk classification
(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year
Plus (c) multiplied by (d) where:
(c)	=	the Specified Amount divided by 1,000; and
(d)	=	the applicable rate from the "Administrative Target Factor" chart below.
Surrender Target Factor
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no surrender charge will be recouped.
Age	Male	Female
0	3.28	2.48
1	3.31	2.51
2	3.43	2.60
3	3.56	2.70
4	3.70	2.80
5	3.85	2.90
6	4.01	3.02
7	4.18	3.14
8	4.36	3.27
9	4.56	3.40
10	4.77	3.55
11	4.99	3.70
Age	Male	Female
12	5.22	3.86
13	5.45	4.03
14	5.70	4.21
15	5.94	4.39
16	6.18	4.58
17	6.41	4.77
18	5.34	4.30
19	5.53	4.48
20	5.72	4.66
21	5.91	4.84
22	6.15	5.05
23	6.36	5.26
Age	Male	Female
24	6.63	5.49
25	6.88	5.72
26	7.19	5.98
27	7.50	6.24
28	7.85	6.53
29	8.22	6.84
30	8.61	7.15
31	9.02	7.49
32	9.47	7.85
33	9.94	8.22
34	10.43	8.61
35	10.95	9.03
4

Age	Male	Female
36	11.51	9.48
37	12.11	9.94
38	12.73	10.43
39	13.39	10.95
40	14.09	11.49
41	14.83	12.06
42	15.62	12.66
43	16.44	13.29
44	17.32	13.96
45	18.26	14.66
46	19.25	15.40
47	20.23	16.18
48	21.34	17.01
49	22.46	17.89
50	23.72	18.83
51	24.98	19.82
52	26.41	20.87
Age	Male	Female
53	27.83	21.98
54	29.45	23.16
55	31.06	24.41
56	32.89	25.75
57	34.71	27.13
58	36.79	28.66
59	38.89	30.26
60	41.26	32.04
61	43.66	33.90
62	46.37	35.95
63	49.13	38.11
64	52.23	40.48
65	55.37	42.95
66	58.91	45.66
67	62.52	48.52
68	66.58	51.68
69	70.79	55.07
Age	Male	Female
70	75.49	58.83
71	80.38	62.89
72	85.83	67.39
73	91.44	72.19
74	95.50	77.46
75	98.50	83.07
76	105.65	89.20
77	113.00	95.84
78	119.00	103.05
79	127.00	104.50
80	137.00	112.00
81	137.00	112.00
82	137.00	112.00
83	137.00	112.00
84	137.00	112.00
85	137.00	112.00
Administrative Target Factor
Issue Age	Band 1	Band 2	Band 3	Band 4	Band 5
0	8.00	6.00	4.00	4.00	4.00
1	8.00	6.00	4.00	4.00	4.00
2	8.00	6.00	4.00	4.00	4.00
3	8.00	6.00	4.00	4.00	4.00
4	8.00	6.00	4.00	4.00	4.00
5	8.00	6.00	4.00	4.00	4.00
6	8.00	6.00	4.00	4.00	4.00
7	8.00	6.00	4.00	4.00	4.00
8	8.00	6.00	4.00	4.00	4.00
9	8.00	6.00	4.00	4.00	4.00
10	8.00	6.00	4.00	4.00	4.00
11	8.00	6.00	4.00	4.00	4.00
12	8.00	6.00	4.00	4.00	4.00
13	8.00	6.00	4.00	4.00	4.00
14	8.00	6.00	4.00	4.00	4.00
15	8.00	6.00	4.00	4.00	4.00
16	8.00	6.00	4.00	4.00	4.00
17	8.00	6.00	4.00	4.00	4.00
18	8.00	6.00	4.00	4.00	4.00
19	8.00	6.00	4.00	4.00	4.00
20	8.00	6.00	4.00	4.00	4.00
21	8.00	6.00	4.00	4.00	4.00
22	8.00	6.00	4.00	4.00	4.00
23	8.00	6.00	4.00	4.00	4.00
24	8.00	6.00	4.00	4.00	4.00
25	8.00	6.00	4.00	4.00	4.00
26	8.05	6.15	4.05	4.05	4.05
27	8.10	6.30	4.10	4.10	4.10
28	8.15	6.45	4.15	4.15	4.15
29	8.20	6.60	4.20	4.20	4.20
30	8.25	6.75	4.25	4.25	4.25
31	8.30	6.90	4.30	4.30	4.30
32	8.35	7.05	4.35	4.35	4.35
33	8.40	7.20	4.40	4.40	4.40
34	8.45	7.35	4.45	4.45	4.45
Issue Age	Band 1	Band 2	Band 3	Band 4	Band 5
35	8.50	7.50	4.50	4.50	4.50
36	8.50	7.50	4.55	4.55	4.55
37	8.50	7.50	4.60	4.60	4.60
38	8.50	7.50	4.65	4.65	4.65
39	8.50	7.50	4.70	4.70	4.70
40	8.50	7.50	4.75	4.75	4.75
41	8.50	7.50	4.80	4.80	4.80
42	8.50	7.50	4.85	4.85	4.85
43	8.50	7.50	4.90	4.90	4.90
44	8.50	7.50	4.95	4.95	4.95
45	8.50	7.50	5.00	5.00	5.00
46	8.50	7.50	5.00	5.00	5.00
47	8.50	7.50	5.00	5.00	5.00
48	8.50	7.50	5.00	5.00	5.00
49	8.50	7.50	5.00	5.00	5.00
50	8.50	7.50	5.00	5.00	5.00
51	8.50	7.50	5.00	5.00	5.00
52	8.50	7.50	5.00	5.00	5.00
53	8.50	7.50	5.00	5.00	5.00
54	8.50	7.50	5.00	5.00	5.00
55	8.50	7.50	5.00	5.00	5.00
56	8.50	7.50	5.00	5.00	5.00
57	8.50	7.50	5.00	5.00	5.00
58	8.50	7.50	5.00	5.00	5.00
59	8.50	7.50	5.00	5.00	5.00
60	8.50	7.50	5.00	5.00	5.00
61	8.50	7.50	5.00	5.00	5.00
62	8.50	7.50	5.00	5.00	5.00
63	8.50	7.50	5.00	5.00	5.00
64	8.50	7.50	5.00	5.00	5.00
65	8.50	7.50	5.00	5.00	5.00
66	8.53	7.60	5.15	5.15	5.15
67	8.55	7.70	5.30	5.30	5.30
68	8.58	7.80	5.45	5.45	5.45
69	8.60	7.90	5.60	5.60	5.60
5

Issue Age	Band 1	Band 2	Band 3	Band 4	Band 5
70	8.63	8.00	5.75	5.75	5.75
71	8.65	8.10	5.90	5.90	5.90
72	8.68	8.20	6.05	6.05	6.05
73	8.70	8.30	6.20	6.20	6.20
74	8.73	8.40	6.35	6.35	6.35
75	8.75	8.50	6.50	6.50	6.50
76	8.50	8.55	6.65	6.65	6.65
77	8.50	8.60	6.80	6.80	6.80
Issue Age	Band 1	Band 2	Band 3	Band 4	Band 5
78	8.50	8.65	6.95	6.95	6.95
79	8.50	8.70	7.10	7.10	7.10
80	8.50	8.75	7.25	7.25	7.25
81	8.50	8.80	7.40	7.40	7.40
82	8.50	8.85	7.55	7.55	7.55
83	8.50	8.90	7.70	7.70	7.70
84	8.50	8.95	7.85	7.85	7.85
85	9.00	9.00	8.00	8.00	8.00
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
6

Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
Attained Age of Insured	Percentage of Cash Value
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
Attained Age of Insured	Percentage of Cash Value
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	100%
96	100%
97	100%
98	100%
99	100%
100	100%
Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male preferred non-tobacco issue age 55.
Policy Year	Percentage of Cash Value
1	302%
2	290%
3	279%
4	269%
5	259%
6	249%
7	240%
Policy Year	Percentage of Cash Value
8	231%
9	223%
10	215%
11	207%
12	200%
13	193%
14	186%
Policy Year	Percentage of Cash Value
15	180%
16	174%
17	169%
18	164%
19	159%
20	154%
21	150%
7

Policy Year	Percentage of Cash Value
22	146%
23	142%
24	139%
25	136%
26	133%
27	130%
28	127%
29	125%
Policy Year	Percentage of Cash Value
30	123%
31	121%
32	119%
33	118%
34	116%
35	115%
36	113%
37	112%
Policy Year	Percentage of Cash Value
38	111%
39	110%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%
8

NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-7 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

DREYFUS CORPORATION

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

AB FUNDS

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

BLACKROCK FUNDS

BR VSF Inc - BR Global Allocation VI Fund: Class I (BRVGA1)

BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

Dimensional - VA GB Portfolio (DFVGB)

Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)

Dimensional - VA Intnl Small Portfolio (DFVIS)

Dimensional - VA Intnl Value Portfolio (DFVIV)

Dimensional - VA ST Fixed Portfolio (DFVSTF)

Dimensional - VA US Large Value Portfolio (DFVULV)

Dimensional - VA US Targeted Value Portfolio (DFVUTV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - VIP Growth Portfolio: SC (FGS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - FKL Income VIP Fund: Class 1 (FTVIS1)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) VIT II - MFS Intnl Value Portfolio: Initial Class (MVIVIC)

MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)

NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT Intnl Index Fund: Class I (NVIX)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)

NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Gov MM Fund: Class V (SAM5)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)(1)

NW VIT - NVIT ID Aggressive Fund: Class P (NVIDAP)

NW VIT - NVIT ID Balanced Fund: Class P (NVDBLP)

NW VIT - NVIT ID CAF: Class P (NVDCAP)

NW VIT - NVIT ID Conservative Fund: Class P (NVIDCP)

NW VIT - NVIT ID Moderate Fund: Class P (NVIDMP)

NW VIT - NVIT ID Moderately Aggressive Fund: Class P (NVDMAP)

NW VIT - NVIT ID Moderately Conservative Fund: Class P (NVDMCP)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)(1)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT DFA CAF: Class P (NVLCAP)

NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO VIT - CommodityReaLReturn(R) SP: Administrative Class (PMVRSA)

PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)(1)

PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio (TRHSP)

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Balanced: Class II (WRBP)

Ivy VIP - Corporate Bond: Class II (WRBDP)

Ivy VIP - Natural Resources: Class II (WRGNR)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - PF Aggressive: Class II (WRPAP)

Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)

Ivy VIP - Science and Technology: Class II (WRSTP)

Ivy VIP - Small Cap Growth: Class II (WRSCP)

WELLS FARGO FUNDS

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from July 31, 2018 (inception) to December 31, 2018.

AB FUNDS

AB VPS Fund Inc - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 1, 2017 (inception) to December 31, 2017.

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)(1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from December 22, 2017 (inception) to December 31, 2017.

DIMENSIONAL FUND ADVISORS INC.

Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from October 20, 2017 (inception) to December 31, 2017.

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 22, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS

FID VIPs - EM Portfolio - SC (FEMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from June 8, 2017 (inception) to December 31, 2017.

JANUS HENDERSON INVESTORS

Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 6, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 19, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 12, 2017 (inception) to December 31, 2017.

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Statements of changes in contract owners’ equity for the period from January 1, 2017 to May 12, 2017 (liquidation).

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth & Income Fund: Class IB (PVGIB)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets*,**,***:
Investments at fair value:
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
190,238 shares (cost $3,142,677)	$3,266,389
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
111,127 shares (cost $4,833,200)	5,442,984
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
46,962 shares (cost $1,962,864)	1,683,122
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)
9,549 shares (cost $567,431)	545,719
IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
5,030 shares (cost $66,088)	55,179
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)
188,802 shares (cost $915,688)	900,586
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
169,324 shares (cost $1,878,010)	1,603,500
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
24,470 shares (cost $282,907)	261,584
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
20,914 shares (cost $250,479)	222,106
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
13,917 shares (cost $164,888)	152,257
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
716 shares (cost $11,075)	8,796
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
11,787 shares (cost $142,447)	140,385
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
130,262 shares (cost $2,607,633)	2,205,338
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
37,206 shares (cost $377,128)	359,410
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
131,259 shares (cost $1,357,946)	1,265,341
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
188,159 shares (cost $3,644,277)	3,445,192
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)
17,821 shares (cost $129,498)	121,179
BR VSF Inc - BR Global Allocation VI Fund: Class I (BRVGA1)
80,867 shares (cost $1,331,523)	1,228,371
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)
182,316 shares (cost $3,013,947)	2,760,266
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
7,541 shares (cost $299,245)	245,693
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)
5,026 shares (cost $65,460)	58,354
Dimensional - VA GB Portfolio (DFVGB)
16,907 shares (cost $181,946)	174,478
Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)
23,293 shares (cost $232,356)	224,545
Dimensional - VA Intnl Small Portfolio (DFVIS)
14,895 shares (cost $186,882)	156,253
Dimensional - VA Intnl Value Portfolio (DFVIV)
27,185 shares (cost $339,924)	297,676
Dimensional - VA ST Fixed Portfolio (DFVSTF)
5,264 shares (cost $53,797)	53,587
Dimensional - VA US Large Value Portfolio (DFVULV)
19,030 shares (cost $455,216)	428,364

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Dimensional - VA US Targeted Value Portfolio (DFVUTV)
7,021 shares (cost $133,524)	107,146
Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)
15,744 shares (cost $368,730)	335,819
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
103,277 shares (cost $1,156,615)	1,099,901
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)
3,395 shares (cost $60,413)	56,388
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
231,901 shares (cost $4,544,025)	3,411,268
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)
249,031 shares (cost $5,359,607)	5,045,370
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
63,506 shares (cost $729,489)	781,119
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
214,170 shares (cost $2,728,123)	2,685,692
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
312,156 shares (cost $3,908,706)	4,042,419
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)
87,099 shares (cost $5,530,580)	5,472,440
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
357,281 shares (cost $4,533,695)	4,358,829
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
231,116 shares (cost $7,635,713)	6,910,377
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
108,985 shares (cost $2,252,356)	2,076,156
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
10,167 shares (cost $150,044)	112,747
FID VIPs - EM Portfolio - SC (FEMS)
24 shares (cost $249)	238
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
155,807 shares (cost $2,395,402)	2,296,592
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)
93,789 shares (cost $2,383,747)	2,415,072
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)
297,642 shares (cost $5,512,995)	4,506,298
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
140,895 shares (cost $1,197,591)	1,203,243
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
152,837 shares (cost $2,417,225)	1,947,144
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
169,203 shares (cost $2,887,533)	2,847,686
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
174,276 shares (cost $1,222,286)	1,101,424
FKL TMPLT VIPT - FKL Income VIP Fund: Class 1 (FTVIS1)
18,184 shares (cost $284,298)	277,494
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
7,124 shares (cost $50,864)	45,380
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)
74,929 shares (cost $1,234,063)	1,314,260
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
9,045 shares (cost $676,397)	606,223
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
78,071 shares (cost $2,733,653)	2,588,037
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
234,897 shares (cost $2,860,030)	2,628,493
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
83,622 shares (cost $2,145,330)	2,144,061

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
31,179 shares (cost $515,822)	497,619
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)
135,739 shares (cost $2,210,891)	2,389,009
MFS(R) VIT II - MFS Intnl Value Portfolio: Initial Class (MVIVIC)
28,154 shares (cost $708,413)	704,420
MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)
46,157 shares (cost $887,161)	805,902
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)
525,116 shares (cost $9,576,012)	9,084,510
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
117,580 shares (cost $2,755,187)	2,892,468
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
46,934 shares (cost $496,164)	498,910
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
1,459 shares (cost $14,423)	14,179
NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)
5,385 shares (cost $58,291)	54,979
NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)
8,616 shares (cost $100,820)	89,860
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
7,921 shares (cost $82,621)	76,599
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)
27,349 shares (cost $296,362)	267,747
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
55,033 shares (cost $570,383)	555,282
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)
58,113 shares (cost $550,240)	505,005
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
345,157 shares (cost $5,626,697)	4,849,462
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
333,414 shares (cost $8,006,480)	7,871,905
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
63,989 shares (cost $734,027)	708,359
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
112,442 shares (cost $3,301,990)	3,050,563
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
59,388 shares (cost $4,560,298)	4,682,134
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
34,610 shares (cost $1,663,165)	1,727,048
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
251,608 shares (cost $1,684,781)	1,512,162
NW VIT - NVIT EM Fund: Class I (GEM)
269,024 shares (cost $3,066,074)	3,015,761
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
74,181 shares (cost $777,155)	728,454
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
31,352 shares (cost $265,870)	305,058
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
143,850 shares (cost $1,428,211)	1,447,128
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
295,159 shares (cost $3,732,545)	3,497,630
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
461,039 shares (cost $4,651,566)	4,047,920
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
190,742 shares (cost $2,151,981)	1,888,349
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)
439,155 shares (cost $4,941,892)	4,141,235

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
75,574 shares (cost $783,484)	726,268
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
629,526 shares (cost $7,034,161)	6,024,565
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
1,740,057 shares (cost $17,653,328)	14,268,470
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
35,460 shares (cost $387,246)	344,668
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
71,473 shares (cost $782,743)	744,038
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)
63,414 shares (cost $720,695)	686,145
NW VIT - NVIT NW Fund: Class I (TRF)
141,687 shares (cost $1,506,509)	2,677,891
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
250,509 shares (cost $2,760,493)	2,622,833
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
59,481 shares (cost $569,277)	516,888
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
752,058 shares (cost $8,599,329)	8,430,573
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
49,574 shares (cost $777,682)	713,373
NW VIT - NVIT ID CAF: Class II (NVDCA2)
29,453 shares (cost $511,113)	472,135
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
62,902 shares (cost $651,115)	597,568
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
1,968,069 shares (cost $22,965,713)	21,766,848
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
3,387,177 shares (cost $40,922,973)	39,223,506
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
131,333 shares (cost $1,463,929)	1,331,712
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
205,289 shares (cost $4,933,114)	4,255,647
NW VIT - NVIT Gov MM Fund: Class I (SAM)
5,893,480 shares (cost $5,893,480)	5,893,480
NW VIT - NVIT Gov MM Fund: Class V (SAM5)
4,440,373 shares (cost $4,440,373)	4,440,373
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
202,819 shares (cost $2,307,498)	1,853,763
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
129,124 shares (cost $1,379,124)	1,176,317
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
423,758 shares (cost $5,030,175)	4,818,132
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
210,067 shares (cost $2,238,181)	1,793,974
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
337,805 shares (cost $3,945,173)	3,226,040
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
11,452 shares (cost $122,587)	92,077
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
334,364 shares (cost $3,531,785)	2,705,001
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
68,975 shares (cost $1,243,419)	1,100,147
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
93,152 shares (cost $1,306,500)	987,414
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
138,289 shares (cost $2,799,338)	2,119,976

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
246,468 shares (cost $2,276,905)	2,166,452
NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)
8,892 shares (cost $92,575)	90,071
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
76,731 shares (cost $797,485)	774,219
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
900,039 shares (cost $16,501,665)	15,813,689
NW VIT - NVIT ID Aggressive Fund: Class P (NVIDAP)
95,839 shares (cost $1,247,996)	1,067,646
NW VIT - NVIT ID Balanced Fund: Class P (NVDBLP)
25,713 shares (cost $396,651)	368,981
NW VIT - NVIT ID CAF: Class P (NVDCAP)
29,049 shares (cost $516,257)	463,335
NW VIT - NVIT ID Conservative Fund: Class P (NVIDCP)
19,808 shares (cost $197,460)	187,379
NW VIT - NVIT ID Moderate Fund: Class P (NVIDMP)
206,748 shares (cost $2,618,919)	2,276,297
NW VIT - NVIT ID Moderately Aggressive Fund: Class P (NVDMAP)
118,217 shares (cost $1,595,100)	1,357,134
NW VIT - NVIT ID Moderately Conservative Fund: Class P (NVDMCP)
32,096 shares (cost $366,589)	323,211
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
167,144 shares (cost $2,020,773)	1,743,311
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
210,813 shares (cost $2,875,253)	3,491,055
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
595,176 shares (cost $4,349,389)	3,624,621
NW VIT - NVIT DFA CAF: Class P (NVLCAP)
5,455 shares (cost $62,023)	59,349
NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)
26,978 shares (cost $320,511)	298,372
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
75,742 shares (cost $982,819)	797,560
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)
488,338 shares (cost $8,263,567)	7,779,225
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
128,116 shares (cost $1,343,074)	1,332,411
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
11,275 shares (cost $253,252)	249,859
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
34,360 shares (cost $692,873)	779,965
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
106,649 shares (cost $4,326,199)	4,052,653
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
311,942 shares (cost $774,222)	633,242
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
163,350 shares (cost $4,590,651)	4,379,427
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
143,566 shares (cost $3,457,261)	2,923,007
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
75,963 shares (cost $391,629)	353,986
PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)
54,790 shares (cost $560,342)	544,066
PIMCO VIT - CommodityReaLReturn(R) SP: Administrative Class (PMVRSA)
16,396 shares (cost $118,441)	98,704
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)
48,545 shares (cost $489,032)	465,066

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)
285,951 shares (cost $2,969,455)	2,882,387
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
143,727 shares (cost $1,537,700)	1,506,261
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
5,195 shares (cost $63,515)	60,473
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
1,846 shares (cost $16,792)	15,725
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
7,718 shares (cost $198,543)	178,431
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
3,471 shares (cost $32,931)	33,216
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
11,369 shares (cost $272,924)	267,973
T RP Equity Series Inc - T RP Health Sciences Portfolio (TRHSP)
27,702 shares (cost $1,167,465)	1,117,501
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
77,742 shares (cost $2,959,736)	3,002,403
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
84,496 shares (cost $1,928,233)	1,438,129
Ivy VIP - Asset Strategy: Class II (WRASP)
420,033 shares (cost $4,215,553)	3,482,830
Ivy VIP - Balanced: Class II (WRBP)
565 shares (cost $4,343)	4,213
Ivy VIP - Corporate Bond: Class II (WRBDP)
707 shares (cost $3,795)	3,630
Ivy VIP - Natural Resources: Class II (WRGNR)
505 shares (cost $2,197)	1,791
Ivy VIP - High Income: Class II (WRHIP)
308,485 shares (cost $1,093,846)	1,028,984
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
30,896 shares (cost $330,124)	342,054
Ivy VIP - PF Aggressive: Class II (WRPAP)
2,393 shares (cost $12,112)	11,013
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
1,853 shares (cost $10,163)	9,232
Ivy VIP - Science and Technology: Class II (WRSTP)
263 shares (cost $6,321)	5,748
Ivy VIP - Small Cap Growth: Class II (WRSCP)
398 shares (cost $3,991)	3,060
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
55,188 shares (cost $554,699)	518,211

Total Investments***	$361,651,007

Other Accounts Receivable	6,961
Accounts Receivable - BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI) (total assets - $121,750; total contract owners’ equity - $121,750)	571
Accounts Receivable - FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S) (total assets - $783,965; total contract owners’ equity - $783,965)	2,846
Accounts Receivable - FID VIPs - EM Portfolio - SC (FEMS) (total assets - $242; total contract owners’ equity - $242)	4
Accounts Receivable - MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI) (total assets - $499,341; total contract owners’ equity - $499,341)	431
Accounts Receivable - NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6) (total assets - $306,327; total contract owners’ equity - $306,327)	1,269
Accounts Receivable - NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA) (total assets - $8,433,080; total contract owners’ equity - $8,433,080)	2,507

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Accounts Receivable - NW VIT - NVIT ID Conservative Fund: Class II (GVIDC) (total assets - $598,047; total contract owners’ equity - $598,047)	479
Accounts Receivable - NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2) (total assets - $775,444; total contract owners’ equity - $775,444)	1,225
Accounts Receivable - Ivy VIP - Corporate Bond: Class II (WRBDP) (total assets - $3,631; total contract owners’ equity - $3,631)	1
Accounts Receivable - Ivy VIP - Natural Resources: Class II (WRGNR) (total assets - $1,792; total contract owners’ equity - $1,792)	1
Accounts Receivable - Ivy VIP - Small Cap Growth: Class II (WRSCP) (total assets - $3,068; total contract owners’ equity - $3,068)	8
Accounts Payable - AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB) (total assets - $8,796; total contract owners’ equity - $8,792)	(4)
Accounts Payable - AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1) (total assets - $3,445,192; total contract owners’ equity - $3,443,983)	(1,209)
Accounts Payable - NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB) (total assets - $14,179; total contract owners’ equity - $14,175)	(4)
Accounts Payable - NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2) (total assets - $7,871,905; total contract owners’ equity - $7,866,887)	(5,018)
Accounts Payable - NW VIT - NVIT Gov MM Fund: Class I (SAM) (total assets - $5,893,480; total contract owners’ equity - $5,884,755)	(8,725)
Accounts Payable - Ivy VIP - Balanced: Class II (WRBP) (total assets - $4,213; total contract owners’ equity - $4,209)	(4)

$361,652,346

Contract Owners’ Equity***:
Accumulation units	361,652,346

Total Contract Owners’ Equity (note 8)	$361,652,346

*

For all subaccounts not included herein but listed as an investment option in note 1(b), total assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2018.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where policyholders were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account are unaudited.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	DVSCS	DSIF	DCAP	ACEG	AVMCCI	IVKMG1	IVBRA1
Reinvested dividends	$5,731,011	31,902	97,698	23,605	-	320	-	27,814

Net investment income (loss)	5,731,011	31,902	97,698	23,605	-	320	-	27,814
Realized gain (loss) on investments	7,322,332	198,789	187,179	(1,893)	42,915	81	33,513	(2,361)

Change in unrealized gain (loss) on investments	(66,241,484)	(736,530)	(686,121)	(379,357)	(103,987)	(16,343)	(190,794)	(295,439)

Net gain (loss) on investments	(58,919,152)	(537,741)	(498,942)	(381,250)	(61,072)	(16,262)	(157,281)	(297,800)

Reinvested capital gains	25,620,860	213,345	125,209	237,373	43,744	8,862	111,421	159,698

Net increase (decrease) in contract owners’ equity resulting from operations	$(27,567,281)	(292,494)	(276,035)	(120,272)	(17,328)	(7,080)	(45,860)	(110,288)

Investment Activity:	NOTB3	NOTG3	NOTMG3	ALVIVB	ALVDAA	ALVSVA	ACVIP1	ACVIP2
Reinvested dividends	$4,313	3,446	2,394	117	2,635	12,253	11,238	36,332

Net investment income (loss)	4,313	3,446	2,394	117	2,635	12,253	11,238	36,332
Realized gain (loss) on investments	(97)	4,676	4,257	-	796	(65)	(941)	(9,273)

Change in unrealized gain (loss) on investments	(34,768)	(42,451)	(25,723)	(2,279)	(13,735)	(606,260)	(20,373)	(63,442)

Net gain (loss) on investments	(34,865)	(37,775)	(21,466)	(2,279)	(12,939)	(606,325)	(21,314)	(72,715)

Reinvested capital gains	13,957	12,867	7,278	-	182	204,406	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,595)	(21,462)	(11,794)	(2,162)	(10,122)	(389,666)	(10,076)	(36,383)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	ACVMV1	BRVHYI	BRVGA1	MLVGA2	DWVSVS	DFVGMI	DFVGB	DFVIPS
Reinvested dividends	$56,562	5,871	12,820	24,246	1,612	1,325	8,078	4,476

Net investment income (loss)	56,562	5,871	12,820	24,246	1,612	1,325	8,078	4,476
Realized gain (loss) on investments	100,663	(1,883)	(5,558)	45,640	9,224	83	(216)	(935)

Change in unrealized gain (loss) on investments	(915,754)	(8,211)	(156,605)	(413,956)	(82,207)	(7,158)	(5,006)	(6,090)

Net gain (loss) on investments	(815,091)	(10,094)	(162,163)	(368,316)	(72,983)	(7,075)	(5,222)	(7,025)

Reinvested capital gains	250,808	-	50,028	113,920	19,281	189	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(507,721)	(4,223)	(99,315)	(230,150)	(52,090)	(5,561)	2,856	(2,549)

Investment Activity:	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA	FQB	FRESS
Reinvested dividends	$2,967	8,731	865	10,489	1,200	6,901	34,577	1,927

Net investment income (loss)	2,967	8,731	865	10,489	1,200	6,901	34,577	1,927
Realized gain (loss) on investments	4,957	14,536	(6)	13,502	7,826	(923)	(6,861)	(13,799)

Change in unrealized gain (loss) on investments	(50,078)	(82,128)	46	(92,231)	(35,995)	(42,936)	(34,643)	(3,804)

Net gain (loss) on investments	(45,121)	(67,592)	40	(78,729)	(28,169)	(43,859)	(41,504)	(17,603)

Reinvested capital gains	7,761	903	-	10,322	6,987	16,711	-	6,064

Net increase (decrease) in contract owners’ equity resulting from operations	$(34,393)	(57,958)	905	(57,918)	(19,982)	(20,247)	(6,927)	(9,612)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS	FIGBS	FMCS
Reinvested dividends	$30,167	120,910	12,725	41,419	56,872	8,731	105,876	46,805

Net investment income (loss)	30,167	120,910	12,725	41,419	56,872	8,731	105,876	46,805
Realized gain (loss) on investments	(45,381)	51,512	9,415	95,763	157,625	183,279	(16,224)	108,243

Change in unrealized gain (loss) on investments	(1,068,210)	(886,029)	(79,124)	(405,795)	(681,568)	(1,012,764)	(144,271)	(2,061,363)

Net gain (loss) on investments	(1,113,591)	(834,517)	(69,709)	(310,032)	(523,943)	(829,485)	(160,495)	(1,953,120)

Reinvested capital gains	4,595	250,393	23,190	98,220	118,015	762,128	26,677	747,386

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,078,829)	(463,214)	(33,794)	(170,393)	(349,056)	(58,626)	(27,942)	(1,158,929)

Investment Activity:	FOS	FVSS	FEMS	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF2
Reinvested dividends	$35,386	1,285	2	121,439	39,288	57,929	11,743	57,848

Net investment income (loss)	35,386	1,285	2	121,439	39,288	57,929	11,743	57,848
Realized gain (loss) on investments	72,075	(5,670)	1,888	7,291	94,063	88,638	1,287	(13,940)

Change in unrealized gain (loss) on investments	(478,104)	(29,019)	(11)	(232,362)	(409,135)	(1,551,988)	(241,243)	(397,129)

Net gain (loss) on investments	(406,029)	(34,689)	1,877	(225,071)	(315,072)	(1,463,350)	(239,956)	(411,069)

Reinvested capital gains	—	7,154	—	—	158,701	758,544	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$(370,643)	(26,250)	1,879	(103,632)	(117,083)	(646,877)	(228,213)	(353,221)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FTVGI2	FTVFA2	FTVIS1	FTVFA1	FTVGB1	JAEI	JACAS	JAGTS
Reinvested dividends	$-	38,278	14,805	1,991	-	1,483	34,498	32,153

Net investment income (loss)	-	38,278	14,805	1,991	-	1,483	34,498	32,153
Realized gain (loss) on investments	(24,548)	(7,586)	1,657	634	14,719	5,631	19,907	452,065

Change in unrealized gain (loss) on investments	78,751	(178,764)	(26,768)	(8,566)	13,666	(74,911)	(388,109)	(567,636)

Net gain (loss) on investments	54,203	(186,350)	(25,111)	(7,932)	28,385	(69,280)	(368,202)	(115,571)

Reinvested capital gains	-	29,976	-	1,433	-	24,280	370,640	97,071

Net increase (decrease) in contract owners’ equity resulting from operations	$54,203	(118,096)	(10,306)	(4,508)	28,385	(43,517)	36,936	13,653

Investment Activity:	JAIGS	LOVTRC	MV2IGI	MVIVIC	MNDIC	MVFIC	MVIVSC	MSVFI
Reinvested dividends	$41,853	15,892	14,841	8,383	-	155,870	31,399	12,497

Net investment income (loss)	41,853	15,892	14,841	8,383	-	155,870	31,399	12,497
Realized gain (loss) on investments	10,331	(1,929)	35,695	20,655	28,569	375,427	87,383	1,257

Change in unrealized gain (loss) on investments	(433,849)	(14,220)	(162,060)	(110,756)	(181,132)	(2,228,957)	(479,673)	(16,819)

Net gain (loss) on investments	(423,518)	(16,149)	(126,365)	(90,101)	(152,563)	(1,853,530)	(392,290)	(15,562)

Reinvested capital gains	-	-	150,996	8,442	114,326	678,598	39,038	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(381,665)	(257)	39,472	(73,276)	(38,237)	(1,019,062)	(321,853)	(3,065)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	DTRTFB	IDPGI	IDPG	NCPGI	NCPG	NVBX	NVIX	NVAMV1
Reinvested dividends	$382	1,228	1,903	1,901	6,012	14,717	14,967	78,152

Net investment income (loss)	382	1,228	1,903	1,901	6,012	14,717	14,967	78,152
Realized gain (loss) on investments	35	116	1,503	(384)	375	(7,991)	2,097	114,562

Change in unrealized gain (loss) on investments	(244)	(6,872)	(14,335)	(10,461)	(38,084)	(6,543)	(96,669)	(1,055,228)

Net gain (loss) on investments	(209)	(6,756)	(12,832)	(10,845)	(37,709)	(14,534)	(94,572)	(940,666)

Reinvested capital gains	-	2,627	4,887	3,310	12,896	298	-	369,070

Net increase (decrease) in contract owners’ equity resulting from operations	$173	(2,901)	(6,042)	(5,634)	(18,801)	481	(79,605)	(493,444)

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG
Reinvested dividends	$102,055	16,328	8,033	15,749	19,736	92,820	23,819	17,103

Net investment income (loss)	102,055	16,328	8,033	15,749	19,736	92,820	23,819	17,103
Realized gain (loss) on investments	335,042	(1,713)	88,396	272,704	59,713	(6,356)	185,493	3,363

Change in unrealized gain (loss) on investments	(1,285,629)	(23,352)	(605,705)	(809,261)	(276,885)	(132,741)	(828,374)	(147,748)

Net gain (loss) on investments	(950,587)	(25,065)	(517,309)	(536,557)	(217,172)	(139,097)	(642,881)	(144,385)

Reinvested capital gains	453,049	2,610	188,077	499,298	157,684	-	-	4,035

Net increase (decrease) in contract owners’ equity resulting from operations	$(395,483)	(6,127)	(321,199)	(21,510)	(39,752)	(46,277)	(619,062)	(123,247)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1
Reinvested dividends	$6,466	8,792	22,014	87,791	45,537	96,045	17,490	143,517

Net investment income (loss)	6,466	8,792	22,014	87,791	45,537	96,045	17,490	143,517
Realized gain (loss) on investments	9,430	10,117	126,025	(15,042)	3,878	15,172	(1,509)	4,844

Change in unrealized gain (loss) on investments	(71,438)	(256,455)	(756,881)	(635,553)	(264,392)	(678,102)	(38,394)	(918,964)

Net gain (loss) on investments	(62,008)	(246,338)	(630,856)	(650,595)	(260,514)	(662,930)	(39,903)	(914,120)

Reinvested capital gains	1,748	165,058	399,383	85,446	99,738	211,599	4,233	318,146

Net increase (decrease) in contract owners’ equity resulting from operations	$(53,794)	(72,488)	(209,459)	(477,358)	(115,239)	(355,286)	(18,180)	(452,457)

Investment Activity:	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	GVIX2	GVIDA
Reinvested dividends	$337,965	8,682	24,896	18,593	31,021	55,734	14,495	140,029

Net investment income (loss)	337,965	8,682	24,896	18,593	31,021	55,734	14,495	140,029
Realized gain (loss) on investments	568	(12,704)	(7,119)	(2,228)	223,003	(77,053)	(38)	183,930

Change in unrealized gain (loss) on investments	(2,710,825)	(30,225)	(22,068)	(24,873)	(237,018)	13,189	(99,107)	(1,903,391)

Net gain (loss) on investments	(2,710,257)	(42,929)	(29,187)	(27,101)	(14,015)	(63,864)	(99,145)	(1,719,461)

Reinvested capital gains	905,564	17,675	-	-	-	-	-	762,287

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,466,728)	(16,572)	(4,291)	(8,508)	17,006	(8,130)	(84,650)	(817,145)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$14,560	8,731	12,625	433,734	711,585	27,356	64,865	72,102

Net investment income (loss)	14,560	8,731	12,625	433,734	711,585	27,356	64,865	72,102
Realized gain (loss) on investments	3,406	9,144	(12,245)	710,107	1,316,751	9,960	75,457	-

Change in unrealized gain (loss) on investments	(87,257)	(81,069)	(24,518)	(4,434,173)	(9,487,398)	(165,497)	(1,135,320)	-

Net gain (loss) on investments	(83,851)	(71,925)	(36,763)	(3,724,066)	(8,170,647)	(155,537)	(1,059,863)	-

Reinvested capital gains	31,623	30,847	12,622	1,960,437	4,174,057	78,083	453,676	50

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,668)	(32,347)	(11,516)	(1,329,895)	(3,285,005)	(50,098)	(541,322)	72,152

Investment Activity:	SAM5	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2
Reinvested dividends	$17,535	23,582	61,150	16,625	30,766	-	1,302	33,998

Net investment income (loss)	17,535	23,582	61,150	16,625	30,766	-	1,302	33,998
Realized gain (loss) on investments	-	(18,893)	(2,751)	160,711	24,444	50,459	3,689	(122,795)

Change in unrealized gain (loss) on investments	-	(543,593)	(301,868)	(1,060,775)	(483,818)	(962,540)	(36,152)	(895,015)

Net gain (loss) on investments	-	(562,486)	(304,619)	(900,064)	(459,374)	(912,081)	(32,463)	(1,017,810)

Reinvested capital gains	8	167,073	-	757,204	200,262	688,810	18,398	572,736

Net increase (decrease) in contract owners’ equity resulting from operations	$17,543	(371,831)	(243,469)	(126,235)	(228,346)	(223,271)	(12,763)	(411,076)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVIDAP
Reinvested dividends	$-	8,289	299	61,564	2,231	16,845	137,460	19,719

Net investment income (loss)	-	8,289	299	61,564	2,231	16,845	137,460	19,719
Realized gain (loss) on investments	(1,773)	(21,893)	57,753	3,232	114	(2,179)	459,444	6,994

Change in unrealized gain (loss) on investments	(240,434)	(424,239)	(960,871)	(119,484)	(1,357)	(8,443)	(2,366,247)	(222,506)

Net gain (loss) on investments	(242,207)	(446,132)	(903,118)	(116,252)	(1,243)	(10,622)	(1,906,803)	(215,512)

Reinvested capital gains	149,309	229,530	603,587	-	-	-	1,674,082	98,200

Net increase (decrease) in contract owners’ equity resulting from operations	$(92,898)	(208,313)	(299,232)	(54,688)	988	6,223	(95,261)	(97,593)

Investment Activity:	NVDBLP	NVDCAP	NVIDCP	NVIDMP	NVDMAP	NVDMCP	NVTIV3	EIF
Reinvested dividends	$8,162	9,526	4,270	48,999	27,227	7,252	39,319	69,742

Net investment income (loss)	8,162	9,526	4,270	48,999	27,227	7,252	39,319	69,742
Realized gain (loss) on investments	753	336	(90)	1,018	(828)	(566)	(3,924)	167,427

Change in unrealized gain (loss) on investments	(42,316)	(72,164)	(10,070)	(360,370)	(280,175)	(36,751)	(382,902)	(880,207)

Net gain (loss) on investments	(41,563)	(71,828)	(10,160)	(359,352)	(281,003)	(37,317)	(386,826)	(712,780)

Reinvested capital gains	15,622	30,013	3,198	180,474	140,910	18,140	21,697	376,120

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,779)	(32,289)	(2,692)	(129,879)	(112,866)	(11,925)	(325,810)	(266,918)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	AMTB	AMMCGS	AMSRS
Reinvested dividends	$72,030	1,214	5,437	10,201	146,310	21,309	-	4,198

Net investment income (loss)	72,030	1,214	5,437	10,201	146,310	21,309	-	4,198
Realized gain (loss) on investments	(154,276)	359	2,564	7,341	185,346	(2,323)	3,484	18,233

Change in unrealized gain (loss) on investments	(65,532)	(11,065)	(45,777)	(234,802)	(1,038,154)	(6,224)	(42,090)	(115,624)

Net gain (loss) on investments	(219,808)	(10,706)	(43,213)	(227,461)	(852,808)	(8,547)	(38,606)	(97,391)

Reinvested capital gains	-	2,555	12,196	111,884	261,911	-	22,144	46,967

Net increase (decrease) in contract owners’ equity resulting from operations	$(147,778)	(6,937)	(25,580)	(105,376)	(444,587)	12,762	(16,462)	(46,226)

Investment Activity:	OVGS	OVIG	OVGI	OVSC	OVSB	PMVAAA	PMVRSA	PMVFBA
Reinvested dividends	$47,421	7,427	57,616	10,378	19,770	17,699	2,148	24,763

Net investment income (loss)	47,421	7,427	57,616	10,378	19,770	17,699	2,148	24,763
Realized gain (loss) on investments	41,774	114,405	235,849	16,234	(10,996)	(6,252)	(251)	5,948

Change in unrealized gain (loss) on investments	(1,036,070)	(292,586)	(1,100,271)	(786,342)	(26,065)	(41,673)	(18,707)	(58,186)

Net gain (loss) on investments	(994,296)	(178,181)	(864,422)	(770,108)	(37,061)	(47,925)	(18,958)	(52,238)

Reinvested capital gains	335,261	16,806	433,363	427,484	-	-	-	6,497

Net increase (decrease) in contract owners’ equity resulting from operations	$(611,614)	(153,948)	(373,443)	(332,246)	(17,291)	(30,226)	(16,810)	(20,978)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PMVLDA	PMVTRA	GVGMNS	GVMSAS	PVEIB	PVGOB	RVARS	TRHSP
Reinvested dividends	$52,743	36,665	422	426	23	-	-	-

Net investment income (loss)	52,743	36,665	422	426	23	-	-	-
Realized gain (loss) on investments	(14,588)	1,480	185	(97)	(48)	555	340	60,626

Change in unrealized gain (loss) on investments	(27,782)	(65,153)	(4,279)	(1,067)	(20,112)	(2,377)	(13,717)	(153,138)

Net gain (loss) on investments	(42,370)	(63,673)	(4,094)	(1,164)	(20,160)	(1,822)	(13,377)	(92,512)

Reinvested capital gains	-	18,042	960	-	147	1,932	-	64,769

Net increase (decrease) in contract owners’ equity resulting from operations	$10,373	(8,966)	(2,712)	(738)	(19,990)	110	(13,377)	(27,743)

Investment Activity:	TRHS2	VWHA	WRASP	WRBP	WRBDP	WRGNR	WRHIP	WRMCG
Reinvested dividends	$-	-	70,657	62	68	6	67,168	-

Net investment income (loss)	-	-	70,657	62	68	6	67,168	-
Realized gain (loss) on investments	34,309	41,956	(94,398)	61	(18)	(23)	(10,032)	9,077

Change in unrealized gain (loss) on investments	(219,843)	(605,254)	(318,581)	(342)	(119)	(430)	(79,327)	(29,289)

Net gain (loss) on investments	(185,534)	(563,298)	(412,979)	(281)	(137)	(453)	(89,359)	(20,212)

Reinvested capital gains	182,149	-	154,335	62	5	-	-	15,709

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,385)	(563,298)	(187,987)	(157)	(64)	(447)	(22,191)	(4,503)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	WRPAP	WRPMAP	WRSTP	WRSCP	WFVSCG
Reinvested dividends	$204	160	-	12	-

Net investment income (loss)	204	160	-	12	-
Realized gain (loss) on investments	(64)	(109)	129	17	20,487

Change in unrealized gain (loss) on investments	(1,256)	(961)	(1,244)	(1,183)	(84,429)

Net gain (loss) on investments	(1,320)	(1,070)	(1,115)	(1,166)	(63,942)

Reinvested capital gains	604	441	822	1,058	56,152

Net increase (decrease) in contract owners’ equity resulting from operations	$(512)	(469)	(293)	(96)	(7,790)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		DVSCS		DSIF		DCAP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,731,011	5,395,419	31,902	25,082	97,698	89,278	23,605	23,299
Realized gain (loss) on investments	7,322,332	9,088,983	198,789	229,148	187,179	500,844	(1,893)	7,329
Change in unrealized gain (loss) on investments	(66,241,484)	29,016,016	(736,530)	17,194	(686,121)	342,010	(379,357)	165,132
Reinvested capital gains	25,620,860	14,820,514	213,345	164,144	125,209	125,434	237,373	222,205

Net increase (decrease) in contract owners’ equity resulting from operations	(27,567,281)	58,320,932	(292,494)	435,568	(276,035)	1,057,566	(120,272)	417,965

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	25,799,320	27,333,599	153,115	196,425	205,289	248,805	62,330	67,325
Transfers between funds	-	-	(35,536)	(138,380)	460,792	(57,550)	(57,549)	(83,449)
Surrenders (note 6)	(18,619,099)	(25,590,707)	(201,083)	(199,772)	(83,846)	(880,681)	(51,331)	(22,288)
Death Benefits (note 4)	(1,309,009)	(574,933)	(6,524)	-	(29,682)	-	(5,580)	-
Net policy repayments (loans) (note 5)	(13,876)	(3,418,142)	(107,727)	(54,545)	(86,059)	(69,483)	(4,266)	2,078
Deductions for surrender charges (note 2)	(321,184)	(509,158)	(1,462)	(2,579)	(6,021)	(11,954)	(205)	(396)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(13,598,385)	(13,715,844)	(112,427)	(111,512)	(193,128)	(192,052)	(45,175)	(45,588)
Asset charges (note 3)	(1,056,643)	(1,113,092)	(8,679)	(9,489)	(13,327)	(14,294)	(4,360)	(4,520)
Adjustments to maintain reserves	1,330	3,223	49	70	5	(13)	50	3

Net equity transactions	(9,117,546)	(17,585,054)	(320,274)	(319,782)	254,023	(977,222)	(106,086)	(86,835)

Net change in contract owners’ equity	(36,684,827)	40,735,878	(612,768)	115,786	(22,012)	80,344	(226,358)	331,130
Contract owners’ equity beginning of period	398,337,173	357,601,295	3,879,711	3,763,925	5,464,989	5,384,645	1,909,533	1,578,403

Contract owners’ equity end of period	$361,652,346	398,337,173	3,266,943	3,879,711	5,442,977	5,464,989	1,683,175	1,909,533

CHANGES IN UNITS:
Beginning units	19,866,512	20,575,191	119,370	130,171	191,812	229,698	69,417	73,062
Units purchased	2,965,903	2,775,594	5,765	5,380	25,807	16,070	2,818	3,240
Units redeemed	(3,152,409)	(3,484,273)	(14,708)	(16,181)	(17,295)	(53,956)	(6,546)	(6,885)

Ending units	19,680,006	19,866,512	110,427	119,370	200,324	191,812	65,689	69,417

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACEG		AVMCCI		IVKMG1		IVBRA1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	519	320	387	-	-	27,814	85,270
Realized gain (loss) on investments	42,915	51,173	81	2,124	33,513	36,189	(2,361)	(29,255)
Change in unrealized gain (loss) on investments	(103,987)	47,852	(16,343)	5,250	(190,794)	99,904	(295,439)	27,064
Reinvested capital gains	43,744	50,596	8,862	1,498	111,421	65,531	159,698	115,633

Net increase (decrease) in contract owners’ equity resulting from operations	(17,328)	150,140	(7,080)	9,259	(45,860)	201,624	(110,288)	198,712

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	19,895	21,334	691	37,580	39,708	37,823	71,004	72,656
Transfers between funds	(31,365)	25,482	(250)	11,708	(6,885)	(97,450)	(322,608)	(2,793)
Surrenders (note 6)	(61,263)	(95,292)	-	(12,444)	(45,191)	(25,210)	(36,042)	(44,866)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	3,053	347	-	-	(23,818)	3,461	(66,617)	15,055
Deductions for surrender charges (note 2)	(1,685)	(437)	-	(399)	(411)	(755)	-	(594)
Asset charges (note 3)	(23,204)	(23,408)	(1,947)	(1,776)	(33,363)	(33,179)	(58,141)	(52,448)
Asset charges (note 3)	(1,459)	(1,699)	(101)	(139)	(2,451)	(2,541)	(5,516)	(6,148)
Adjustments to maintain reserves	(39)	12	(2)	(7)	7	(7)	(1)	5

Net equity transactions	(96,067)	(73,661)	(1,609)	34,523	(72,404)	(117,858)	(417,921)	(19,133)

Net change in contract owners’ equity	(113,395)	76,479	(8,689)	43,782	(118,264)	83,766	(528,209)	179,579
Contract owners’ equity beginning of period	659,082	582,603	63,863	20,081	1,018,855	935,089	2,131,707	1,952,128

Contract owners’ equity end of period	$545,687	659,082	55,174	63,863	900,591	1,018,855	1,603,498	2,131,707

CHANGES IN UNITS:
Beginning units	32,529	36,616	3,772	1,363	56,072	63,036	175,238	176,777
Units purchased	1,010	1,634	48	3,287	2,373	2,855	7,669	13,001
Units redeemed	(5,594)	(5,721)	(144)	(878)	(5,951)	(9,819)	(41,987)	(14,540)

Ending units	27,945	32,529	3,676	3,772	52,494	56,072	140,920	175,238

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NOTB3		NOTG3		NOTMG3		ALVIVB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,313	3,137	3,446	2,794	2,394	2,622	117	-
Realized gain (loss) on investments	(97)	(115)	4,676	1,974	4,257	(103)	-	-
Change in unrealized gain (loss) on investments	(34,768)	15,464	(42,451)	21,644	(25,723)	17,502	(2,279)	-
Reinvested capital gains	13,957	328	12,867	-	7,278	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,595)	18,814	(21,462)	26,412	(11,794)	20,021	(2,162)	-

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	63,318	75,944	61,204	38,951	72,437	50,739	346	-
Transfers between funds	407	5,308	67,743	12,642	(37)	4,883	10,664	-
Surrenders (note 6)	-	(10,167)	-	(65,856)	(25,624)	(38,367)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(133)	(162)	-	-	-	-
Deductions for surrender charges (note 2)	-	(2,043)	-	(4,912)	(21,948)	(3,448)	-	-
Asset charges (note 3)	(11,556)	(10,028)	(21,513)	(16,630)	(13,557)	(17,853)	(42)	-
Asset charges (note 3)	(1,682)	(1,272)	(1,344)	(1,153)	(1,163)	(1,132)	(9)	-
Adjustments to maintain reserves	7	(6)	1	-	(5)	5	(5)	-

Net equity transactions	50,494	57,736	105,958	(37,120)	10,103	(5,173)	10,954	-

Net change in contract owners’ equity	33,899	76,550	84,496	(10,708)	(1,691)	14,848	8,792	-
Contract owners’ equity beginning of period	227,690	151,140	137,613	148,321	153,944	139,096	-	-

Contract owners’ equity end of period	$261,589	227,690	222,109	137,613	152,253	153,944	8,792	-

CHANGES IN UNITS:
Beginning units	19,128	14,041	11,079	14,025	12,438	12,793	-	-
Units purchased	5,416	7,127	10,515	4,648	5,995	4,791	1,144	-
Units redeemed	(1,128)	(2,040)	(1,979)	(7,594)	(5,152)	(5,146)	(6)	-

Ending units	23,416	19,128	19,615	11,079	13,281	12,438	1,138	-

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVDAA		ALVSVA		ACVIP1		ACVIP2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,635	2,115	12,253	10,872	11,238	13,387	36,332	36,645
Realized gain (loss) on investments	796	4,347	(65)	809	(941)	(2,407)	(9,273)	(23,822)
Change in unrealized gain (loss) on investments	(13,735)	7,847	(606,260)	189,186	(20,373)	7,467	(63,442)	39,171
Reinvested capital gains	182	-	204,406	116,926	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,122)	14,309	(389,666)	317,793	(10,076)	18,447	(36,383)	51,994

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	346	7,269	142,694	154,093	24,059	43,078	65,286	72,900
Transfers between funds	56,511	(1,585)	(91,706)	37,267	(24,076)	(407,097)	45,797	(343,395)
Surrenders (note 6)	-	(10,797)	(156,585)	(18,016)	(186)	(24,492)	(26,697)	(140,384)
Death Benefits (note 4)	-	-	(911)	(1,669)	-	-	(4,853)	-
Net policy repayments (loans) (note 5)	(513)	(307)	76,378	(31,216)	(111)	(3,879)	(5,796)	(11,357)
Deductions for surrender charges (note 2)	-	(2,074)	(864)	(228)	(3,415)	(2,513)	(84)	(1,196)
Asset charges (note 3)	(5,537)	(4,710)	(57,638)	(52,088)	(21,450)	(36,694)	(56,249)	(62,229)
Asset charges (note 3)	(517)	(423)	(5,923)	(5,988)	(1,505)	(2,839)	(2,917)	(3,840)
Adjustments to maintain reserves	5	(5)	15	(18)	40	142	4	3

Net equity transactions	50,295	(12,632)	(94,540)	82,137	(26,644)	(434,294)	14,491	(489,498)

Net change in contract owners’ equity	40,173	1,677	(484,206)	399,930	(36,720)	(415,847)	(21,892)	(437,504)
Contract owners’ equity beginning of period	100,213	98,536	2,689,541	2,289,611	396,173	812,020	1,287,236	1,724,740

Contract owners’ equity end of period	$140,386	100,213	2,205,335	2,689,541	359,453	396,173	1,265,344	1,287,236

CHANGES IN UNITS:
Beginning units	7,091	7,995	107,977	104,006	37,504	79,887	83,460	115,932
Units purchased	4,204	785	7,772	16,713	3,028	6,109	7,852	5,335
Units redeemed	(606)	(1,689)	(11,552)	(12,742)	(5,606)	(48,492)	(6,892)	(37,807)

Ending units	10,689	7,091	104,197	107,977	34,926	37,504	84,420	83,460

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVMV1		BRVHYI		BRVGA1		MLVGA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$56,562	61,307	5,871	396	12,820	16,419	24,246	42,485
Realized gain (loss) on investments	100,663	188,549	(1,883)	1	(5,558)	(4,881)	45,640	62,344
Change in unrealized gain (loss) on investments	(915,754)	111,458	(8,211)	(108)	(156,605)	128,062	(413,956)	345,486
Reinvested capital gains	250,808	78,808	-	-	50,028	12,877	113,920	36,005

Net increase (decrease) in contract owners’ equity resulting from operations	(507,721)	440,122	(4,223)	289	(99,315)	152,477	(230,150)	486,320

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	199,832	272,863	3,695	2,663	198,589	178,067	180,696	238,596
Transfers between funds	(143,302)	(199,700)	58,733	70,440	(65,463)	2,871	(508,773)	(444,868)
Surrenders (note 6)	(116,370)	(120,774)	(6,085)	-	(31,533)	(67,076)	(191,777)	(141,258)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	652	3,821	(1,118)	-	4,982	9,850	22,693	19,298
Deductions for surrender charges (note 2)	(5,570)	(3,109)	-	-	(3,559)	(19,355)	(898)	(5,456)
Asset charges (note 3)	(110,020)	(115,516)	(2,130)	(310)	(70,810)	(67,591)	(130,579)	(149,023)
Asset charges (note 3)	(8,030)	(10,042)	(187)	(17)	(7,698)	(7,103)	(7,951)	(10,831)
Adjustments to maintain reserves	182	(146)	2	(2)	(3)	(3)	-	7

Net equity transactions	(182,626)	(172,603)	52,910	72,774	24,505	29,660	(636,589)	(493,535)

Net change in contract owners’ equity	(690,347)	267,519	48,687	73,063	(74,810)	182,137	(866,739)	(7,215)
Contract owners’ equity beginning of period	4,134,330	3,866,811	73,063	-	1,303,175	1,121,038	3,627,014	3,634,229

Contract owners’ equity end of period	$3,443,983	4,134,330	121,750	73,063	1,228,365	1,303,175	2,760,275	3,627,014

CHANGES IN UNITS:
Beginning units	111,972	116,973	7,065	-	91,672	89,788	186,437	212,480
Units purchased	6,237	9,861	5,963	7,097	15,998	16,478	11,214	14,284
Units redeemed	(11,199)	(14,862)	(934)	(32)	(14,419)	(14,594)	(44,231)	(40,327)

Ending units	107,010	111,972	12,094	7,065	93,251	91,672	153,420	186,437

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DWVSVS		DFVGMI		DFVGB		DFVIPS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,612	1,330	1,325	-	8,078	2,517	4,476	5,031
Realized gain (loss) on investments	9,224	15,472	83	-	(216)	(38)	(935)	62
Change in unrealized gain (loss) on investments	(82,207)	3,667	(7,158)	53	(5,006)	4	(6,090)	(1,789)
Reinvested capital gains	19,281	7,087	189	-	-	69	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,090)	27,556	(5,561)	53	2,856	2,552	(2,549)	3,304

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	16,750	18,689	5,221	-	17,428	15,447	28,312	32,005
Transfers between funds	15,898	122,375	(7,504)	67,292	16,922	15,163	44,856	164,103
Surrenders (note 6)	(12,228)	(35,749)	-	-	(31)	-	(43,981)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(17)	(682)	604	-	(19)	(90)	(1,228)	30
Deductions for surrender charges (note 2)	-	(695)	-	-	-	-	(172)	-
Asset charges (note 3)	(10,000)	(10,571)	(1,638)	-	(7,723)	(6,646)	(4,291)	(2,377)
Asset charges (note 3)	(993)	(921)	(112)	-	(771)	(637)	(593)	(401)
Adjustments to maintain reserves	7	2	(3)	(3)	3	(9)	24	1

Net equity transactions	9,417	92,448	(3,432)	67,289	25,809	23,228	22,927	193,361

Net change in contract owners’ equity	(42,673)	120,004	(8,993)	67,342	28,665	25,780	20,378	196,665
Contract owners’ equity beginning of period	288,372	168,368	67,342	-	145,814	120,034	204,191	7,526

Contract owners’ equity end of period	$245,699	288,372	58,349	67,342	174,479	145,814	224,569	204,191

CHANGES IN UNITS:
Beginning units	16,144	10,534	6,171	-	13,111	11,021	19,810	754
Units purchased	1,409	8,647	532	6,171	3,345	2,838	7,270	19,332
Units redeemed	(992)	(3,037)	(960)	-	(1,037)	(748)	(4,999)	(276)

Ending units	16,561	16,144	5,743	6,171	15,419	13,111	22,081	19,810

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DFVIS		DFVIV		DFVSTF		DFVULV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,967	3,825	8,731	8,791	865	403	10,489	8,974
Realized gain (loss) on investments	4,957	2,763	14,536	1,393	(6)	(3)	13,502	12,032
Change in unrealized gain (loss) on investments	(50,078)	19,236	(82,128)	41,504	46	(171)	(92,231)	39,365
Reinvested capital gains	7,761	4,162	903	-	-	-	10,322	19,572

Net increase (decrease) in contract owners’ equity resulting from operations	(34,393)	29,986	(57,958)	51,688	905	229	(57,918)	79,943

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	38,169	84,392	46,926	68,454	18,331	16,322	54,161	66,079
Transfers between funds	5,934	(132)	39,214	149,307	(2,924)	4,615	367	9,400
Surrenders (note 6)	-	(9,607)	(50,202)	(10,385)	-	-	(38,423)	(25,830)
Death Benefits (note 4)	-	-	-	-	-	-	(125)	-
Net policy repayments (loans) (note 5)	204	(372)	(1,605)	(377)	-	-	(10,474)	(1,129)
Deductions for surrender charges (note 2)	-	(807)	(688)	(2,087)	-	-	(151)	(3,381)
Asset charges (note 3)	(9,270)	(7,897)	(11,796)	(9,837)	(4,279)	(3,270)	(21,170)	(19,654)
Asset charges (note 3)	(913)	(659)	(1,311)	(1,027)	(302)	(189)	(2,592)	(2,382)
Adjustments to maintain reserves	1	9	17	10	(1)	(5)	26	6

Net equity transactions	34,125	64,927	20,555	194,058	10,825	17,473	(18,381)	23,109

Net change in contract owners’ equity	(268)	94,913	(37,403)	245,746	11,730	17,702	(76,299)	103,052
Contract owners’ equity beginning of period	156,526	61,613	335,096	89,350	41,852	24,150	504,688	401,636

Contract owners’ equity end of period	$156,258	156,526	297,693	335,096	53,582	41,852	428,389	504,688

CHANGES IN UNITS:
Beginning units	8,514	4,355	21,377	7,171	4,075	2,371	22,044	20,890
Units purchased	4,029	5,469	7,401	16,190	1,774	2,140	4,210	3,667
Units redeemed	(1,949)	(1,310)	(5,874)	(1,984)	(723)	(436)	(4,963)	(2,513)

Ending units	10,594	8,514	22,904	21,377	5,126	4,075	21,291	22,044

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DFVUTV		DSGIBA		FQB		FRESS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,200	1,529	6,901	1,837	34,577	36,028	1,927	93
Realized gain (loss) on investments	7,826	2,650	(923)	3,408	(6,861)	(6,661)	(13,799)	10
Change in unrealized gain (loss) on investments	(35,995)	907	(42,936)	9,319	(34,643)	14,934	(3,804)	(221)
Reinvested capital gains	6,987	9,073	16,711	-	-	-	6,064	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,982)	14,159	(20,247)	14,564	(6,927)	44,301	(9,612)	(118)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	28,401	35,721	75,901	73,444	61,042	57,342	7,219	9,275
Transfers between funds	(44,443)	(8,683)	142,678	34,633	20,186	358	(44,308)	97,862
Surrenders (note 6)	-	-	(5,227)	(52,844)	(76,746)	(59,533)	-	-
Death Benefits (note 4)	(120)	-	-	-	(16,583)	-	-	-
Net policy repayments (loans) (note 5)	(1,492)	(298)	3	-	16,632	17,658	(13)	(885)
Deductions for surrender charges (note 2)	-	-	(53)	-	(5)	(1,378)	-	-
Asset charges (note 3)	(8,639)	(8,222)	(17,005)	(13,543)	(34,073)	(36,948)	(2,616)	(192)
Asset charges (note 3)	(802)	(825)	(1,343)	(613)	(2,481)	(2,861)	(199)	(25)
Adjustments to maintain reserves	(7)	(4)	(4)	7	4	(11)	1	(3)

Net equity transactions	(27,102)	17,689	194,950	41,084	(32,024)	(25,373)	(39,916)	106,032

Net change in contract owners’ equity	(47,084)	31,848	174,703	55,648	(38,951)	18,928	(49,528)	105,914
Contract owners’ equity beginning of period	154,225	122,377	161,117	105,469	1,138,850	1,119,922	105,914	-

Contract owners’ equity end of period	$107,141	154,225	335,820	161,117	1,099,899	1,138,850	56,386	105,914

CHANGES IN UNITS:
Beginning units	7,139	6,218	13,284	10,134	66,734	68,273	10,285	-
Units purchased	1,444	2,079	19,730	6,794	5,642	6,637	762	10,392
Units redeemed	(2,688)	(1,158)	(3,028)	(3,644)	(7,540)	(8,176)	(5,203)	(107)

Ending units	5,895	7,139	29,986	13,284	64,836	66,734	5,844	10,285

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) FCS		FNRS2		FEIS		FF10S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	30,167	51,643	120,910	87,132	12,725	11,915
Realized gain (loss) on investments	-	-	(45,381)	(51,828)	51,512	67,373	9,415	23,438
Change in unrealized gain (loss) on investments	-	-	(1,068,210)	(56,853)	(886,029)	380,464	(79,124)	50,601
Reinvested capital gains	-	-	4,595	1,906	250,393	109,802	23,190	18,109

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(1,078,829)	(55,132)	(463,214)	644,771	(33,794)	104,063

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	92	-	147,675	259,721	225,239	290,556	24,026	26,760
Transfers between funds	74	-	884,189	519,861	58,339	(12,727)	(44)	(9,154)
Surrenders (note 6)	-	-	(105,311)	(184,426)	(228,806)	(210,388)	(14,300)	(6,547)
Death Benefits (note 4)	-	-	(41,831)	(1,057)	(22,023)	-	-	(94,446)
Net policy repayments (loans) (note 5)	-	-	21,919	4,366	70,105	(5,484)	(38)	(2,350)
Deductions for surrender charges (note 2)	-	-	(3,133)	(3,032)	(4,405)	(6,288)	(646)	-
Asset charges (note 3)	(167)	-	(178,707)	(125,680)	(187,096)	(187,430)	(40,069)	(39,795)
Asset charges (note 3)	1	-	(14,776)	(10,202)	(12,246)	(13,538)	(2,145)	(2,432)
Adjustments to maintain reserves	-	-	(38)	(19)	4	(15)	(124)	345

Net equity transactions	-	-	709,987	459,532	(100,889)	(145,314)	(33,340)	(127,619)

Net change in contract owners’ equity	-	-	(368,842)	404,400	(564,103)	499,457	(67,134)	(23,556)
Contract owners’ equity beginning of period	-	-	3,780,193	3,375,793	5,609,463	5,110,006	851,099	874,655

Contract owners’ equity end of period	$-	-	3,411,351	3,780,193	5,045,360	5,609,463	783,965	851,099

CHANGES IN UNITS:
Beginning units	-	-	185,697	161,229	238,886	245,479	40,297	46,792
Units purchased	5	-	240,225	50,847	15,860	18,518	1,151	1,353
Units redeemed	(5)	-	(203,177)	(26,379)	(20,180)	(25,111)	(2,741)	(7,848)

Ending units	-	-	222,745	185,697	234,566	238,886	38,707	40,297

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF20S		FF30S		FGS		FIGBS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$41,419	43,423	56,872	57,691	8,731	5,732	105,876	102,772
Realized gain (loss) on investments	95,763	160,545	157,625	51,218	183,279	344,658	(16,224)	(1,797)
Change in unrealized gain (loss) on investments	(405,795)	176,202	(681,568)	533,458	(1,012,764)	696,307	(144,271)	65,161
Reinvested capital gains	98,220	82,073	118,015	143,681	762,128	328,395	26,677	21,371

Net increase (decrease) in contract owners’ equity resulting from operations	(170,393)	462,243	(349,056)	786,048	(58,626)	1,375,092	(27,942)	187,507

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	133,886	143,321	283,780	401,905	305,559	329,284	259,234	278,369
Transfers between funds	31,084	452,934	9,493	155,086	516,569	183,603	7,224	(35,871)
Surrenders (note 6)	(32,947)	(543,823)	(143,008)	(125,080)	(225,167)	(289,823)	(84,682)	(476,971)
Death Benefits (note 4)	(105,317)	-	(3,453)	-	(5,762)	(3,138)	(11,227)	(2,012)
Net policy repayments (loans) (note 5)	(242,541)	549	(284,353)	(12,834)	(17,401)	(17,550)	(7,630)	(68,174)
Deductions for surrender charges (note 2)	(2,803)	(2,890)	(419)	(4,029)	(5,063)	(4,064)	(1,489)	(10,219)
Asset charges (note 3)	(84,625)	(94,580)	(106,447)	(113,863)	(255,411)	(214,069)	(157,039)	(160,385)
Asset charges (note 3)	(5,752)	(6,814)	(12,517)	(12,871)	(15,970)	(13,701)	(10,274)	(12,192)
Adjustments to maintain reserves	13	(12)	75	16	(630)	117	166	24

Net equity transactions	(309,002)	(51,315)	(256,849)	288,330	296,724	(29,341)	(5,717)	(487,431)

Net change in contract owners’ equity	(479,395)	410,928	(605,905)	1,074,378	238,098	1,345,751	(33,659)	(299,924)
Contract owners’ equity beginning of period	3,165,092	2,754,164	4,648,372	3,573,994	5,234,454	3,888,703	4,393,128	4,693,052

Contract owners’ equity end of period	$2,685,697	3,165,092	4,042,467	4,648,372	5,472,552	5,234,454	4,359,469	4,393,128

CHANGES IN UNITS:
Beginning units	139,339	141,218	188,118	174,747	169,222	169,718	258,728	287,884
Units purchased	8,261	28,564	13,073	25,996	28,936	27,193	20,011	20,302
Units redeemed	(21,850)	(30,443)	(23,592)	(12,625)	(20,751)	(27,689)	(20,360)	(49,458)

Ending units	125,750	139,339	177,599	188,118	177,407	169,222	258,379	258,728

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FMCS		FOS		FVSS		FEMS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$46,805	52,009	35,386	31,116	1,285	2,284	2	-
Realized gain (loss) on investments	108,243	402,697	72,075	16,040	(5,670)	(476)	1,888	-
Change in unrealized gain (loss) on investments	(2,061,363)	763,011	(478,104)	524,585	(29,019)	(11,799)	(11)	-
Reinvested capital gains	747,386	398,900	-	2,191	7,154	38,351	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,158,929)	1,616,617	(370,643)	573,932	(26,250)	28,360	1,879	-

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	367,041	396,735	101,974	101,011	7,225	7,672	-	-
Transfers between funds	(165,729)	(23,868)	(36,615)	139,555	(1,723)	(998)	(1,623)	-
Surrenders (note 6)	(690,052)	(1,198,251)	(41,054)	(72,376)	(35,571)	(5,259)	-	-
Death Benefits (note 4)	(45,714)	-	(25,660)	-	-	-	-	-
Net policy repayments (loans) (note 5)	42,772	4,089	(6,257)	6,951	46	32	-	-
Deductions for surrender charges (note 2)	(7,279)	(7,160)	(953)	(743)	-	(231)	-	-
Asset charges (note 3)	(279,415)	(289,187)	(73,236)	(75,932)	(5,031)	(4,888)	(18)	-
Asset charges (note 3)	(18,895)	(20,434)	(6,338)	(6,348)	(386)	(328)	-	-
Adjustments to maintain reserves	125	(14)	(13)	(9)	(5)	15	4	-

Net equity transactions	(797,146)	(1,138,090)	(88,152)	92,109	(35,445)	(3,985)	(1,637)	-

Net change in contract owners’ equity	(1,956,075)	478,527	(458,795)	666,041	(61,695)	24,375	242	-
Contract owners’ equity beginning of period	8,866,549	8,388,022	2,534,934	1,868,893	174,447	150,072	-	-

Contract owners’ equity end of period	$6,910,474	8,866,549	2,076,139	2,534,934	112,752	174,447	242	-

CHANGES IN UNITS:
Beginning units	262,933	300,239	217,178	208,314	6,660	6,830	-	-
Units purchased	12,284	15,716	42,319	25,564	340	358	31	-
Units redeemed	(35,147)	(53,022)	(50,522)	(16,700)	(1,793)	(528)	(2)	-

Ending units	240,070	262,933	208,975	217,178	5,207	6,660	29	-

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVIS2		FTVRDI		FTVSVI		FTVDM2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$121,439	113,961	39,288	43,133	57,929	36,981	11,743	14,301
Realized gain (loss) on investments	7,291	6,921	94,063	141,949	88,638	366,207	1,287	(25,073)
Change in unrealized gain (loss) on investments	(232,362)	133,757	(409,135)	209,004	(1,551,988)	(223,861)	(241,243)	494,000
Reinvested capital gains	-	-	158,701	89,239	758,544	346,081	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(103,632)	254,639	(117,083)	483,325	(646,877)	525,408	(228,213)	483,228

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	77,407	91,701	71,491	209,129	149,756	263,740	70,286	81,454
Transfers between funds	54,563	(50,872)	(89,338)	(118,676)	4,239	(317,759)	(160,750)	41,872
Surrenders (note 6)	(385,298)	(127,519)	(130,391)	(250,133)	(107,663)	(322,251)	(93,666)	(77,597)
Death Benefits (note 4)	(34,372)	-	-	-	(9,529)	-	-	-
Net policy repayments (loans) (note 5)	34,139	(60,053)	14,985	(1,047)	(14,338)	(88,533)	9,963	(10,760)
Deductions for surrender charges (note 2)	(842)	(2,382)	(19)	(1,859)	(1,044)	(6,097)	(986)	(1,100)
Asset charges (note 3)	(76,116)	(89,203)	(85,770)	(84,315)	(137,453)	(146,643)	(57,330)	(60,521)
Asset charges (note 3)	(5,069)	(6,868)	(4,754)	(4,637)	(9,877)	(11,372)	(2,964)	(3,583)
Adjustments to maintain reserves	11	4	10	12	44	10	(2)	(4)

Net equity transactions	(335,577)	(245,192)	(223,786)	(251,526)	(125,865)	(628,905)	(235,449)	(30,239)

Net change in contract owners’ equity	(439,209)	9,447	(340,869)	231,799	(772,742)	(103,497)	(463,662)	452,989
Contract owners’ equity beginning of period	2,735,808	2,726,361	2,755,954	2,524,155	5,279,082	5,382,579	1,666,901	1,213,912

Contract owners’ equity end of period	$2,296,599	2,735,808	2,415,085	2,755,954	4,506,340	5,279,082	1,203,239	1,666,901

CHANGES IN UNITS:
Beginning units	136,887	149,609	95,893	106,138	174,174	196,974	133,346	136,347
Units purchased	8,408	5,500	3,501	3,801	6,617	9,891	8,605	11,208
Units redeemed	(25,216)	(18,222)	(11,086)	(14,046)	(10,510)	(32,691)	(27,642)	(14,209)

Ending units	120,079	136,887	88,308	95,893	170,281	174,174	114,309	133,346

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TIF2		FTVGI2		FTVFA2		FTVIS1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$57,848	52,712	-	-	38,278	34,227	14,805	12,647
Realized gain (loss) on investments	(13,940)	(33,065)	(24,548)	(98,672)	(7,586)	3,678	1,657	(1,818)
Change in unrealized gain (loss) on investments	(397,129)	296,319	78,751	151,026	(178,764)	57,734	(26,768)	18,977
Reinvested capital gains	-	-	-	10,671	29,976	52,762	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(353,221)	315,966	54,203	63,025	(118,096)	148,401	(10,306)	29,806

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	102,821	220,520	102,395	108,523	8,151	35,578	51,707	66,056
Transfers between funds	22,784	79,536	46,411	122,045	(86,757)	5,049	(6,213)	(21,593)
Surrenders (note 6)	(31,236)	(76,840)	(109,212)	(543,516)	(90,341)	(1,988)	(55,385)	(8,657)
Death Benefits (note 4)	-	-	(8,182)	-	(17,901)	(106,855)	(47)	-
Net policy repayments (loans) (note 5)	(500)	(18,649)	54,291	(41,174)	66,771	(2,730)	(7,118)	255
Deductions for surrender charges (note 2)	(328)	(2,461)	(480)	(5,356)	(798)	(239)	(4,339)	(1,204)
Asset charges (note 3)	(63,207)	(67,237)	(78,769)	(90,154)	(20,772)	(23,788)	(24,950)	(24,836)
Asset charges (note 3)	(4,314)	(4,837)	(6,440)	(8,369)	(3,356)	(3,994)	(1,904)	(1,963)
Adjustments to maintain reserves	27	(1)	(2)	-	6	4	(5)	(36)

Net equity transactions	26,047	130,031	12	(458,001)	(144,997)	(98,963)	(48,254)	8,022

Net change in contract owners’ equity	(327,174)	445,997	54,215	(394,976)	(263,093)	49,438	(58,560)	37,828
Contract owners’ equity beginning of period	2,274,340	1,828,343	2,793,466	3,188,442	1,364,523	1,315,085	336,036	298,208

Contract owners’ equity end of period	$1,947,166	2,274,340	2,847,681	2,793,466	1,101,430	1,364,523	277,476	336,036

CHANGES IN UNITS:
Beginning units	222,644	208,860	275,857	320,924	83,085	89,666	22,422	21,895
Units purchased	13,922	32,447	22,724	26,399	790	2,765	3,803	5,069
Units redeemed	(11,142)	(18,663)	(22,717)	(71,466)	(9,648)	(9,346)	(6,904)	(4,542)

Ending units	225,424	222,644	275,864	275,857	74,227	83,085	19,321	22,422

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVFA1		FTVGB1		JAEI		JACAS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,991	1,679	-	-	1,483	4	34,498	-
Realized gain (loss) on investments	634	(885)	14,719	6,165	5,631	6	19,907	(8,747)
Change in unrealized gain (loss) on investments	(8,566)	3,481	13,666	10,944	(74,911)	4,737	(388,109)	447,394
Reinvested capital gains	1,433	2,375	-	4,141	24,280	34	370,640	121,466

Net increase (decrease) in contract owners’ equity resulting from operations	(4,508)	6,650	28,385	21,250	(43,517)	4,781	36,936	560,113

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	6,352	6,744	82,613	112,093	79,212	3,479	87,108	97,661
Transfers between funds	(551)	(1,719)	92,291	101,153	463,993	124,352	230,282	166,803
Surrenders (note 6)	(8,793)	-	(74,066)	(61,205)	(10,087)	-	(60,660)	(67,490)
Death Benefits (note 4)	-	-	-	-	-	-	(19,218)	(1,810)
Net policy repayments (loans) (note 5)	43	38	(13,087)	2,616	618	-	(102,231)	(19,990)
Deductions for surrender charges (note 2)	(3,074)	-	(4,650)	(8,054)	(18)	-	(1,501)	(4,117)
Asset charges (note 3)	(4,052)	(4,846)	(81,600)	(78,280)	(14,509)	(815)	(74,426)	(73,185)
Asset charges (note 3)	(400)	(395)	(7,090)	(6,995)	(1,192)	(73)	(6,883)	(6,894)
Adjustments to maintain reserves	(14)	4	124	144	-	2	30	(9)

Net equity transactions	(10,489)	(174)	(5,465)	61,472	518,017	126,945	52,501	90,969

Net change in contract owners’ equity	(14,997)	6,476	22,920	82,722	474,500	131,726	89,437	651,082
Contract owners’ equity beginning of period	60,371	53,895	1,291,464	1,208,742	131,726	-	2,498,630	1,847,548

Contract owners’ equity end of period	$45,374	60,371	1,314,384	1,291,464	606,226	131,726	2,588,067	2,498,630

CHANGES IN UNITS:
Beginning units	3,666	3,671	113,666	108,677	11,334	-	82,297	79,105
Units purchased	396	443	15,520	26,736	45,712	11,412	9,425	9,997
Units redeemed	(1,023)	(448)	(16,009)	(21,747)	(4,668)	(78)	(7,920)	(6,805)

Ending units	3,039	3,666	113,177	113,666	52,378	11,334	83,802	82,297

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAGTS		JAIGS		LOVTRC		MV2IGI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$32,153	9,861	41,853	37,685	15,892	5,100	14,841	16,311
Realized gain (loss) on investments	452,065	352,423	10,331	(67,211)	(1,929)	47	35,695	(1,173)
Change in unrealized gain (loss) on investments	(567,636)	255,085	(433,849)	662,628	(14,220)	(3,076)	(162,060)	472,444
Reinvested capital gains	97,071	126,230	-	-	-	-	150,996	130,055

Net increase (decrease) in contract owners’ equity resulting from operations	13,653	743,599	(381,665)	633,102	(257)	2,071	39,472	617,637

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	273,414	243,654	97,160	159,110	10,685	6,327	33,026	30,087
Transfers between funds	(129,646)	604,882	(64,039)	(135,388)	269,247	188,798	(47,065)	(29,616)
Surrenders (note 6)	(41,969)	(205,522)	(45,218)	(100,679)	(4,878)	-	(28,881)	(11,201)
Death Benefits (note 4)	-	-	(22,821)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,373)	(33,739)	24,238	645	1,295	-	(312,982)	7,120
Deductions for surrender charges (note 2)	(991)	(4,343)	(1,114)	(1,580)	(52)	-	(27)	(46)
Asset charges (note 3)	(87,284)	(58,450)	(64,976)	(71,511)	(5,311)	(1,576)	(45,996)	(45,457)
Asset charges (note 3)	(7,879)	(6,101)	(5,787)	(7,053)	(659)	(200)	(3,717)	(3,929)
Adjustments to maintain reserves	9	-	22	5	(7)	7	2	5

Net equity transactions	1,281	540,381	(82,535)	(156,451)	270,320	193,356	(405,640)	(53,037)

Net change in contract owners’ equity	14,934	1,283,980	(464,200)	476,651	270,063	195,427	(366,168)	564,600
Contract owners’ equity beginning of period	2,613,570	1,329,590	2,608,284	2,131,633	227,552	32,125	2,755,182	2,190,582

Contract owners’ equity end of period	$2,628,504	2,613,570	2,144,084	2,608,284	497,615	227,552	2,389,014	2,755,182

CHANGES IN UNITS:
Beginning units	101,756	75,015	233,028	249,106	21,776	3,193	205,129	209,452
Units purchased	39,021	42,555	13,045	21,182	27,460	18,754	4,009	4,741
Units redeemed	(39,362)	(15,814)	(20,353)	(37,260)	(1,122)	(171)	(32,699)	(9,064)

Ending units	101,415	101,756	225,720	233,028	48,114	21,776	176,439	205,129

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MVIVIC		MNDIC		MVFIC		MVIVSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$8,383	10,130	-	-	155,870	194,571	31,399	43,067
Realized gain (loss) on investments	20,655	15,085	28,569	(5,376)	375,427	304,492	87,383	45,452
Change in unrealized gain (loss) on investments	(110,756)	121,415	(181,132)	118,104	(2,228,957)	714,408	(479,673)	639,357
Reinvested capital gains	8,442	643	114,326	8,983	678,598	398,149	39,038	3,140

Net increase (decrease) in contract owners’ equity resulting from operations	(73,276)	147,273	(38,237)	121,711	(1,019,062)	1,611,620	(321,853)	731,016

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	80,896	100,879	41,255	40,317	405,583	574,141	133,732	317,202
Transfers between funds	14,981	(79,421)	279,700	(20,917)	(457,979)	297,691	(244,369)	233,395
Surrenders (note 6)	(50,900)	(18,113)	(26,993)	(41,167)	(303,829)	(287,445)	(46,251)	(92,280)
Death Benefits (note 4)	(44)	-	(216)	-	(14,556)	-	-	-
Net policy repayments (loans) (note 5)	(1,178)	(1,233)	14,216	(2,821)	47,075	(143,641)	(66,635)	2,961
Deductions for surrender charges (note 2)	(866)	-	(843)	(1,286)	(2,483)	(4,239)	(210)	(1,074)
Asset charges (note 3)	(25,266)	(23,179)	(21,761)	(14,312)	(294,815)	(295,718)	(152,348)	(137,837)
Asset charges (note 3)	(3,417)	(3,095)	(2,026)	(1,462)	(21,824)	(25,211)	(5,981)	(6,749)
Adjustments to maintain reserves	22	9	4	5	161	(6)	10	(12)

Net equity transactions	14,228	(24,153)	283,336	(41,643)	(642,667)	115,572	(382,052)	315,606

Net change in contract owners’ equity	(59,048)	123,120	245,099	80,068	(1,661,729)	1,727,192	(703,905)	1,046,622
Contract owners’ equity beginning of period	763,492	640,372	560,809	480,741	10,746,450	9,019,258	3,596,381	2,549,759

Contract owners’ equity end of period	$704,444	763,492	805,908	560,809	9,084,721	10,746,450	2,892,476	3,596,381

CHANGES IN UNITS:
Beginning units	39,093	41,689	30,506	33,121	358,696	354,182	161,165	144,906
Units purchased	6,750	12,160	17,690	6,390	17,025	36,405	6,878	27,415
Units redeemed	(5,992)	(14,756)	(3,701)	(9,005)	(38,475)	(31,891)	(24,461)	(11,156)

Ending units	39,851	39,093	44,495	30,506	337,246	358,696	143,582	161,165

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSVFI		DTRTFB		IDPGI		IDPG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$12,497	15,286	382	-	1,228	844	1,903	871
Realized gain (loss) on investments	1,257	1,028	35	-	116	56	1,503	604
Change in unrealized gain (loss) on investments	(16,819)	12,558	(244)	-	(6,872)	3,489	(14,335)	2,783
Reinvested capital gains	-	-	-	-	2,627	368	4,887	312

Net increase (decrease) in contract owners’ equity resulting from operations	(3,065)	28,872	173	-	(2,901)	4,757	(6,042)	4,570

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	23,205	60,817	14	-	22,330	27,159	56,878	9,732
Transfers between funds	24,319	11,273	14,909	-	4,270	1,361	21	21,384
Surrenders (note 6)	(26,186)	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	8,456	(1,002)	-	-	-	-	-	-
Deductions for surrender charges (note 2)	(461)	-	-	-	-	(461)	-	-
Asset charges (note 3)	(24,500)	(23,405)	(884)	-	(13,209)	(11,669)	(10,471)	(8,254)
Asset charges (note 3)	(1,122)	(1,308)	(32)	-	(366)	(273)	(497)	(209)
Adjustments to maintain reserves	(8)	24	(5)	-	7	(1)	4	(8)

Net equity transactions	3,703	46,399	14,002	-	13,032	16,116	45,935	22,645

Net change in contract owners’ equity	638	75,271	14,175	-	10,131	20,873	39,893	27,215
Contract owners’ equity beginning of period	498,703	423,432	-	-	44,853	23,980	49,966	22,751

Contract owners’ equity end of period	$499,341	498,703	14,175	-	54,984	44,853	89,859	49,966

CHANGES IN UNITS:
Beginning units	29,838	26,916	-	-	3,749	2,291	4,069	2,172
Units purchased	3,250	4,644	2,876	-	2,257	2,564	4,607	2,636
Units redeemed	(3,016)	(1,722)	(1,484)	-	(1,149)	(1,106)	(906)	(739)

Ending units	30,072	29,838	1,392	-	4,857	3,749	7,770	4,069

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NCPGI		NCPG		NVBX		NVIX
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,901	1,524	6,012	3,829	14,717	9,204	14,967	10,193
Realized gain (loss) on investments	(384)	143	375	806	(7,991)	(573)	2,097	93
Change in unrealized gain (loss) on investments	(10,461)	5,835	(38,084)	12,007	(6,543)	(1,121)	(96,669)	61,102
Reinvested capital gains	3,310	2,453	12,896	7,017	298	654	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,634)	9,955	(18,801)	23,659	481	8,164	(79,605)	71,388

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	10,743	41,850	67,711	86,902	10,037	7,677	63,815	28,712
Transfers between funds	6,505	4,482	11,681	55,265	143,827	222,765	161,558	56,411
Surrenders (note 6)	(5,395)	-	-	-	(167)	(173,349)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	(15,326)	-
Net policy repayments (loans) (note 5)	-	-	-	-	6,047	5,300	(3,726)	(4,645)
Deductions for surrender charges (note 2)	(2,845)	-	-	-	(14)	(4,003)	-	-
Asset charges (note 3)	(11,710)	(9,921)	(21,024)	(12,172)	(15,327)	(10,129)	(19,006)	(14,894)
Asset charges (note 3)	(621)	(627)	(1,618)	(1,083)	(2,462)	(1,114)	(1,901)	(1,481)
Adjustments to maintain reserves	(6)	(1)	(9)	9	2	-	8	(8)

Net equity transactions	(3,329)	35,783	56,741	128,921	141,943	47,147	185,422	64,095

Net change in contract owners’ equity	(8,963)	45,738	37,940	152,580	142,424	55,311	105,817	135,483
Contract owners’ equity beginning of period	85,559	39,821	229,802	77,222	412,856	357,545	399,190	263,707

Contract owners’ equity end of period	$76,596	85,559	267,742	229,802	555,280	412,856	505,007	399,190

CHANGES IN UNITS:
Beginning units	7,218	3,862	19,034	7,546	38,038	33,970	34,764	28,680
Units purchased	1,504	4,309	6,672	12,672	31,252	23,339	20,972	8,584
Units redeemed	(1,788)	(953)	(1,915)	(1,184)	(17,943)	(19,271)	(4,711)	(2,500)

Ending units	6,934	7,218	23,791	19,034	51,347	38,038	51,025	34,764

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVAMV1		GVAAA2		GVABD2		GVAGG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$78,152	98,250	102,055	80,103	16,328	10,854	8,033	21,731
Realized gain (loss) on investments	114,562	181,176	335,042	104,298	(1,713)	3,004	88,396	101,007
Change in unrealized gain (loss) on investments	(1,055,228)	10,223	(1,285,629)	682,618	(23,352)	13,881	(605,705)	442,436
Reinvested capital gains	369,070	214,834	453,049	161,372	2,610	2,454	188,077	242,471

Net increase (decrease) in contract owners’ equity resulting from operations	(493,444)	504,483	(395,483)	1,028,391	(6,127)	30,193	(321,199)	807,645

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	196,582	277,105	1,510,103	734,491	46,268	51,004	229,829	152,791
Transfers between funds	(79,413)	(97,915)	(195,016)	413,355	39,527	(57,262)	(85,029)	88,532
Surrenders (note 6)	(513,812)	(775,386)	(454,414)	(164,621)	(15,567)	(329,847)	(159,510)	(94,541)
Death Benefits (note 4)	(32,037)	(6,572)	(16,718)	-	-	-	(273)	-
Net policy repayments (loans) (note 5)	33,957	(29,426)	(71,440)	(72,005)	714	7,372	59,611	(49,643)
Deductions for surrender charges (note 2)	(8,751)	(7,809)	(14,676)	(7,924)	-	(6,266)	(1,558)	(1,432)
Asset charges (note 3)	(182,206)	(195,656)	(354,755)	(318,893)	(18,413)	(24,524)	(108,087)	(103,312)
Asset charges (note 3)	(12,750)	(15,130)	(31,447)	(23,918)	(1,465)	(2,296)	(9,198)	(9,369)
Adjustments to maintain reserves	71	(11)	268	(734)	(5)	4	87	(4)

Net equity transactions	(598,359)	(850,800)	371,905	559,751	51,059	(361,815)	(74,128)	(16,978)

Net change in contract owners’ equity	(1,091,803)	(346,317)	(23,578)	1,588,142	44,932	(331,622)	(395,327)	790,667
Contract owners’ equity beginning of period	5,941,326	6,287,643	7,890,465	6,302,323	663,421	995,043	3,445,979	2,655,312

Contract owners’ equity end of period	$4,849,523	5,941,326	7,866,887	7,890,465	708,353	663,421	3,050,652	3,445,979

CHANGES IN UNITS:
Beginning units	193,185	222,181	376,456	348,170	47,559	73,623	141,719	143,017
Units purchased	7,625	11,813	78,192	59,906	6,247	4,590	12,968	14,988
Units redeemed	(26,865)	(40,809)	(59,651)	(31,620)	(2,475)	(30,654)	(16,176)	(16,286)

Ending units	173,945	193,185	394,997	376,456	51,331	47,559	138,511	141,719

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAGR2		GVAGI2		HIBF		GEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$15,749	14,191	19,736	23,306	92,820	86,076	23,819	51,510
Realized gain (loss) on investments	272,704	264,340	59,713	55,062	(6,356)	(2,424)	185,493	20,993
Change in unrealized gain (loss) on investments	(809,261)	486,235	(276,885)	88,810	(132,741)	19,024	(828,374)	1,043,720
Reinvested capital gains	499,298	346,624	157,684	164,939	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,510)	1,111,390	(39,752)	332,117	(46,277)	102,676	(619,062)	1,116,223

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	162,736	256,956	60,790	84,299	62,326	66,385	183,866	408,294
Transfers between funds	91,087	(18,169)	35,637	(3,327)	2,248	18,177	(624,238)	902,894
Surrenders (note 6)	(271,771)	(445,233)	(48,221)	(38,783)	(30,544)	(80,694)	(152,496)	(177,491)
Death Benefits (note 4)	(40,435)	(3,521)	(25,008)	-	(8,866)	(21,640)	(8,869)	-
Net policy repayments (loans) (note 5)	(6,123)	(53,070)	33	(18,198)	14,755	25,618	27,173	(18,782)
Deductions for surrender charges (note 2)	(4,975)	(5,906)	(1,065)	(1,392)	(121)	(705)	(2,832)	(5,903)
Asset charges (note 3)	(128,589)	(133,820)	(68,571)	(69,615)	(44,849)	(50,523)	(118,424)	(133,688)
Asset charges (note 3)	(10,947)	(12,357)	(5,451)	(5,886)	(4,127)	(4,963)	(9,746)	(11,203)
Adjustments to maintain reserves	-	(28)	(5)	(14)	27	5	37	2

Net equity transactions	(209,017)	(415,148)	(51,861)	(52,916)	(9,151)	(48,340)	(705,529)	964,123

Net change in contract owners’ equity	(230,527)	696,242	(91,613)	279,201	(55,428)	54,336	(1,324,591)	2,080,346
Contract owners’ equity beginning of period	4,912,496	4,216,254	1,818,695	1,539,494	1,567,626	1,513,290	4,340,389	2,260,043

Contract owners’ equity end of period	$4,681,969	4,912,496	1,727,082	1,818,695	1,512,198	1,567,626	3,015,798	4,340,389

CHANGES IN UNITS:
Beginning units	199,101	218,381	89,117	91,976	72,443	74,657	347,881	256,317
Units purchased	9,844	9,282	4,642	5,210	4,820	4,579	24,116	125,774
Units redeemed	(17,934)	(28,562)	(7,241)	(8,069)	(5,221)	(6,793)	(79,307)	(34,210)

Ending units	191,011	199,101	86,518	89,117	72,042	72,443	292,690	347,881

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GIG		NVIE6		NVNMO1		NVNSR2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$17,103	13,299	6,466	5,665	8,792	7,370	22,014	19,470
Realized gain (loss) on investments	3,363	817	9,430	22,110	10,117	6,217	126,025	163,012
Change in unrealized gain (loss) on investments	(147,748)	155,150	(71,438)	64,250	(256,455)	260,296	(756,881)	103,899
Reinvested capital gains	4,035	-	1,748	-	165,058	28,458	399,383	327,699

Net increase (decrease) in contract owners’ equity resulting from operations	(123,247)	169,266	(53,794)	92,025	(72,488)	302,341	(209,459)	614,080

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	47,193	44,538	-	-	25,874	16,541	145,258	171,485
Transfers between funds	(2,187)	106,516	(1)	(6,480)	(375)	5,734	(69,988)	(92,103)
Surrenders (note 6)	(10,705)	(23,382)	(3,009)	(35,237)	(280)	(5,022)	(90,453)	(68,053)
Death Benefits (note 4)	(3,780)	-	-	-	-	-	(14,721)	-
Net policy repayments (loans) (note 5)	439	1,469	(13,783)	(22,922)	(1,965)	(21,091)	(16,036)	(97,427)
Deductions for surrender charges (note 2)	(135)	(343)	(5)	(286)	(18)	(543)	(692)	(953)
Asset charges (note 3)	(25,902)	(25,728)	(11,674)	(11,765)	(13,878)	(12,647)	(96,708)	(99,413)
Asset charges (note 3)	(1,944)	(1,928)	(791)	(922)	(2,429)	(2,263)	(9,215)	(10,353)
Adjustments to maintain reserves	(2)	-	(227)	321	18	4	352	6

Net equity transactions	2,977	101,142	(29,490)	(77,291)	6,947	(19,287)	(152,203)	(196,811)

Net change in contract owners’ equity	(120,270)	270,408	(83,284)	14,734	(65,541)	283,054	(361,662)	417,269
Contract owners’ equity beginning of period	848,726	578,318	389,611	374,877	1,512,697	1,229,643	3,859,736	3,442,467

Contract owners’ equity end of period	$728,456	848,726	306,327	389,611	1,447,156	1,512,697	3,498,074	3,859,736

CHANGES IN UNITS:
Beginning units	69,700	60,531	32,280	39,468	74,248	75,355	179,944	189,961
Units purchased	4,618	14,065	2	-	1,775	1,310	8,439	9,560
Units redeemed	(4,321)	(4,896)	(2,493)	(7,188)	(1,438)	(2,417)	(15,122)	(19,577)

Ending units	69,997	69,700	29,789	32,280	74,585	74,248	173,261	179,944

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCRA1		NVCRB1		NVCCA1		NVCCN1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$87,791	55,190	45,537	31,879	96,045	73,952	17,490	15,541
Realized gain (loss) on investments	(15,042)	(10,508)	3,878	57,091	15,172	24,069	(1,509)	(1,099)
Change in unrealized gain (loss) on investments	(635,553)	391,767	(264,392)	45,417	(678,102)	240,323	(38,394)	12,942
Reinvested capital gains	85,446	273,869	99,738	100,414	211,599	266,133	4,233	14,333

Net increase (decrease) in contract owners’ equity resulting from operations	(477,358)	710,318	(115,239)	234,801	(355,286)	604,477	(18,180)	41,717

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	416,657	524,320	272,083	252,366	453,975	505,107	48,237	59,679
Transfers between funds	34,892	7,727	(19,657)	(320,306)	(23,381)	(39,980)	4,286	4,364
Surrenders (note 6)	(88,826)	(152,244)	(8,820)	(49,323)	(102,155)	(207,191)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,365)	6,251	(12,681)	(2,426)	(133,466)	20,239	135	328
Deductions for surrender charges (note 2)	(2,252)	(2,552)	(859)	(88)	(5,286)	(16,903)	-	-
Asset charges (note 3)	(157,915)	(152,456)	(125,203)	(118,411)	(171,981)	(173,907)	(28,708)	(27,104)
Asset charges (note 3)	(17,948)	(17,205)	(10,085)	(9,483)	(17,810)	(17,655)	(2,179)	(2,237)
Adjustments to maintain reserves	-	(4)	(15)	(92)	-	(3)	(8)	12

Net equity transactions	180,243	213,837	94,763	(247,763)	(104)	69,707	21,763	35,042

Net change in contract owners’ equity	(297,115)	924,155	(20,476)	(12,962)	(355,390)	674,184	3,583	76,759
Contract owners’ equity beginning of period	4,345,027	3,420,872	1,908,805	1,921,767	4,496,626	3,822,442	722,683	645,924

Contract owners’ equity end of period	$4,047,912	4,345,027	1,888,329	1,908,805	4,141,236	4,496,626	726,266	722,683

CHANGES IN UNITS:
Beginning units	241,045	227,718	116,186	131,021	257,591	254,029	49,735	47,277
Units purchased	29,234	37,851	17,091	23,459	27,094	32,801	3,757	4,603
Units redeemed	(18,748)	(24,524)	(10,944)	(38,294)	(26,702)	(29,239)	(2,225)	(2,145)

Ending units	251,531	241,045	122,333	116,186	257,983	257,591	51,267	49,735

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$143,517	127,618	337,965	244,501	8,682	9,210	24,896	23,847
Realized gain (loss) on investments	4,844	88,125	568	(17,486)	(12,704)	(3,608)	(7,119)	4,856
Change in unrealized gain (loss) on investments	(918,964)	274,029	(2,710,825)	1,167,741	(30,225)	25,195	(22,068)	10,186
Reinvested capital gains	318,146	423,697	905,564	1,199,039	17,675	24,389	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(452,457)	913,469	(1,466,728)	2,593,795	(16,572)	55,186	(4,291)	38,889

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	417,239	503,158	928,719	861,716	41,314	61,567	36,529	40,525
Transfers between funds	(82,872)	(73,740)	(204,187)	(356,366)	(64,248)	(131,764)	(8,185)	(91,199)
Surrenders (note 6)	(727,217)	(569,570)	(725,802)	(938,860)	(22,934)	(61,998)	(106,662)	(27,740)
Death Benefits (note 4)	-	-	(94,146)	(18,976)	-	-	-	-
Net policy repayments (loans) (note 5)	177,683	(24,068)	246,732	(450,264)	83	(3,279)	45,221	(3,494)
Deductions for surrender charges (note 2)	(27,905)	(32,244)	(25,810)	(37,487)	(2,918)	(422)	(29)	(110)
Asset charges (note 3)	(312,158)	(338,363)	(522,916)	(551,891)	(35,462)	(37,068)	(27,690)	(29,485)
Asset charges (note 3)	(23,176)	(25,968)	(43,025)	(50,448)	(1,677)	(1,977)	(2,324)	(2,737)
Adjustments to maintain reserves	170	(16)	(25)	(1)	6	4	13	(14)

Net equity transactions	(578,236)	(560,811)	(440,460)	(1,542,577)	(85,836)	(174,937)	(63,127)	(114,254)

Net change in contract owners’ equity	(1,030,693)	352,658	(1,907,188)	1,051,218	(102,408)	(119,751)	(67,418)	(75,365)
Contract owners’ equity beginning of period	7,055,414	6,702,756	16,175,634	15,124,416	447,081	566,832	811,461	886,826

Contract owners’ equity end of period	$6,024,721	7,055,414	14,268,446	16,175,634	344,673	447,081	744,043	811,461

CHANGES IN UNITS:
Beginning units	415,576	450,291	913,181	1,008,854	28,179	39,327	54,214	61,854
Units purchased	28,450	38,490	69,323	63,923	2,709	4,092	3,242	4,345
Units redeemed	(62,181)	(73,205)	(93,533)	(159,596)	(8,098)	(15,240)	(7,537)	(11,985)

Ending units	381,845	415,576	888,971	913,181	22,790	28,179	49,919	54,214

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVLCP1		TRF		GBF		GVIX2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$18,593	17,631	31,021	28,374	55,734	60,973	14,495	14,749
Realized gain (loss) on investments	(2,228)	(677)	223,003	175,395	(77,053)	(42,160)	(38)	(2,513)
Change in unrealized gain (loss) on investments	(24,873)	1,810	(237,018)	320,182	13,189	42,099	(99,107)	110,168
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,508)	18,764	17,006	523,951	(8,130)	60,912	(84,650)	122,404

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	30,111	53,810	107,501	139,637	152,162	312,009	14,884	16,394
Transfers between funds	(19,581)	301,855	(58,100)	(60,044)	(183,769)	(62,410)	16,759	11,585
Surrenders (note 6)	(34,847)	(6,087)	(217,752)	(76,537)	(207,652)	(133,445)	(8,346)	(46,245)
Death Benefits (note 4)	-	(4,256)	(15,142)	-	(7,959)	-	(3,100)	-
Net policy repayments (loans) (note 5)	19,441	(249)	5,161	(80,681)	17,424	(6,256)	94	(703)
Deductions for surrender charges (note 2)	(117)	(248)	(3,167)	(2,069)	(679)	(1,376)	(1,224)	(304)
Asset charges (note 3)	(13,052)	(14,135)	(99,996)	(102,989)	(93,760)	(106,171)	(12,960)	(13,138)
Asset charges (note 3)	(1,564)	(1,547)	(6,876)	(7,547)	(7,138)	(8,936)	(1,214)	(1,317)
Adjustments to maintain reserves	25	(10)	169	30	111	17	(2)	4

Net equity transactions	(19,584)	329,133	(288,202)	(190,200)	(331,260)	(6,568)	4,891	(33,724)

Net change in contract owners’ equity	(28,092)	347,897	(271,196)	333,751	(339,390)	54,344	(79,759)	88,680
Contract owners’ equity beginning of period	714,254	366,357	2,949,329	2,615,578	2,962,843	2,908,499	596,645	507,965

Contract owners’ equity end of period	$686,162	714,254	2,678,133	2,949,329	2,623,453	2,962,843	516,886	596,645

CHANGES IN UNITS:
Beginning units	44,853	23,913	115,502	123,453	196,901	197,318	51,590	54,708
Units purchased	3,181	23,642	5,342	7,282	12,777	26,054	2,916	5,977
Units redeemed	(4,420)	(2,702)	(15,960)	(15,233)	(35,248)	(26,471)	(2,598)	(9,095)

Ending units	43,614	44,853	104,884	115,502	174,430	196,901	51,908	51,590

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$140,029	137,757	14,560	10,778	8,731	8,552	12,625	14,687
Realized gain (loss) on investments	183,930	573,764	3,406	2,662	9,144	7,358	(12,245)	(5,564)
Change in unrealized gain (loss) on investments	(1,903,391)	178,656	(87,257)	28,582	(81,069)	29,470	(24,518)	20,289
Reinvested capital gains	762,287	648,788	31,623	14,313	30,847	19,134	12,622	16,073

Net increase (decrease) in contract owners’ equity resulting from operations	(817,145)	1,538,965	(37,668)	56,335	(32,347)	64,514	(11,516)	45,485

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	559,758	626,452	55,360	22,231	16,552	48,246	34,014	42,642
Transfers between funds	(76,834)	(226,338)	86,699	157,785	7,984	58,983	(92,074)	(58,024)
Surrenders (note 6)	(403,545)	(595,328)	(5,790)	(3,069)	(969)	(58,294)	(97,738)	(79,444)
Death Benefits (note 4)	-	-	(17,513)	-	-	-	(18,772)	(22,372)
Net policy repayments (loans) (note 5)	71,137	(541,545)	(287)	(94)	(31,533)	29,191	62,228	23,343
Deductions for surrender charges (note 2)	(4,385)	(16,066)	(259)	(163)	(268)	(168)	(52)	(846)
Asset charges (note 3)	(269,117)	(281,699)	(31,866)	(18,856)	(17,257)	(16,675)	(36,613)	(42,483)
Asset charges (note 3)	(22,880)	(25,857)	(1,993)	(1,784)	(1,615)	(1,568)	(1,735)	(2,145)
Adjustments to maintain reserves	(244)	423	-	(6)	(17)	12	(2)	17

Net equity transactions	(146,110)	(1,059,958)	84,351	156,044	(27,123)	59,727	(150,744)	(139,312)

Net change in contract owners’ equity	(963,255)	479,007	46,683	212,379	(59,470)	124,241	(162,260)	(93,827)
Contract owners’ equity beginning of period	9,396,335	8,917,328	666,690	454,311	531,595	407,354	760,307	854,134

Contract owners’ equity end of period	$8,433,080	9,396,335	713,373	666,690	472,125	531,595	598,047	760,307

CHANGES IN UNITS:
Beginning units	391,889	440,449	33,785	25,585	22,604	19,886	46,389	55,075
Units purchased	27,442	31,870	7,162	9,487	1,111	4,946	5,945	4,078
Units redeemed	(33,450)	(80,430)	(2,954)	(1,287)	(2,251)	(2,228)	(15,175)	(12,764)

Ending units	385,881	391,889	37,993	33,785	21,464	22,604	37,159	46,389

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVIDM		GVDMA		GVDMC		MCIF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$433,734	433,561	711,585	713,236	27,356	28,757	64,865	47,914
Realized gain (loss) on investments	710,107	1,813,472	1,316,751	1,411,191	9,960	23,684	75,457	125,288
Change in unrealized gain (loss) on investments	(4,434,173)	(646,797)	(9,487,398)	1,814,270	(165,497)	17,735	(1,135,320)	189,012
Reinvested capital gains	1,960,437	1,444,473	4,174,057	2,809,606	78,083	65,424	453,676	260,829

Net increase (decrease) in contract owners’ equity resulting from operations	(1,329,895)	3,044,709	(3,285,005)	6,748,303	(50,098)	135,600	(541,322)	623,043

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	692,653	858,333	1,785,867	2,113,989	44,691	108,807	164,977	185,562
Transfers between funds	1,151,415	(503,553)	(2,357,905)	(1,134,825)	(48,571)	(96,087)	114,730	445,487
Surrenders (note 6)	(2,536,949)	(4,901,348)	(1,205,729)	(2,355,668)	(65,492)	(33,775)	(84,566)	(176,254)
Death Benefits (note 4)	(68,516)	(58,715)	(51,477)	(86,833)	-	-	(12,647)	(13,488)
Net policy repayments (loans) (note 5)	69,758	(19,739)	(47,293)	(517,708)	10,915	20,420	442	(40,546)
Deductions for surrender charges (note 2)	(15,609)	(28,926)	(14,477)	(49,798)	(27)	(829)	(2,340)	(1,827)
Asset charges (note 3)	(755,354)	(816,311)	(1,161,712)	(1,285,537)	(62,423)	(108,731)	(121,031)	(118,197)
Asset charges (note 3)	(44,939)	(54,368)	(100,630)	(120,556)	(3,647)	(4,087)	(11,462)	(11,731)
Adjustments to maintain reserves	(2)	11	(267)	528	(9)	9	59	3

Net equity transactions	(1,507,543)	(5,524,616)	(3,153,623)	(3,436,408)	(124,563)	(114,273)	48,162	269,009

Net change in contract owners’ equity	(2,837,438)	(2,479,907)	(6,438,628)	3,311,895	(174,661)	21,327	(493,160)	892,052
Contract owners’ equity beginning of period	24,604,286	27,084,193	45,665,516	42,353,621	1,506,371	1,485,044	4,748,879	3,856,827

Contract owners’ equity end of period	$21,766,848	24,604,286	39,226,888	45,665,516	1,331,710	1,506,371	4,255,719	4,748,879

CHANGES IN UNITS:
Beginning units	1,180,019	1,466,860	1,993,728	2,157,528	80,239	86,389	140,820	132,413
Units purchased	92,327	45,834	92,278	112,382	2,569	6,261	10,149	21,004
Units redeemed	(165,550)	(332,675)	(229,989)	(276,182)	(9,123)	(12,411)	(8,562)	(12,597)

Ending units	1,106,796	1,180,019	1,856,017	1,993,728	73,685	80,239	142,407	140,820

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SAM		SAM5		NVMIG1		GVDIVI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$72,102	23,427	17,535	5,264	23,582	27,793	61,150	37,740
Realized gain (loss) on investments	-	-	-	-	(18,893)	(16,366)	(2,751)	(3,453)
Change in unrealized gain (loss) on investments	-	-	-	-	(543,593)	496,206	(301,868)	248,417
Reinvested capital gains	50	-	8	-	167,073	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,152	23,427	17,543	5,264	(371,831)	507,633	(243,469)	282,704

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	556,901	435,568	3,824,945	3,009,579	121,139	131,365	72,890	69,286
Transfers between funds	1,525,652	(61,249)	(1,364,355)	(867,547)	(138,748)	(9,079)	83,752	26,456
Surrenders (note 6)	(1,639,083)	(299,563)	8,347	(60,987)	(59,702)	(62,342)	(196,782)	(20,897)
Death Benefits (note 4)	(4,935)	(34,247)	-	-	(15,069)	-	(3,964)	-
Net policy repayments (loans) (note 5)	420,632	115,556	4,098	(304,814)	1,355	(69,555)	(2,290)	(22,702)
Deductions for surrender charges (note 2)	(9,865)	(12,958)	(352)	-	(794)	(1,646)	(704)	(228)
Asset charges (note 3)	(396,117)	(438,348)	(87,823)	(83,434)	(75,829)	(85,285)	(46,029)	(44,640)
Asset charges (note 3)	(25,557)	(31,249)	(7,741)	(7,567)	(4,916)	(5,681)	(3,259)	(3,341)
Adjustments to maintain reserves	(129)	(28)	4	2	131	(15)	9	(8)

Net equity transactions	427,499	(326,518)	2,377,123	1,685,232	(172,433)	(102,238)	(96,377)	3,926

Net change in contract owners’ equity	499,651	(303,091)	2,394,666	1,690,496	(544,264)	405,395	(339,846)	286,630
Contract owners’ equity beginning of period	5,385,104	5,688,195	2,045,715	355,219	2,398,157	1,992,762	1,516,167	1,229,537

Contract owners’ equity end of period	$5,884,755	5,385,104	4,440,381	2,045,715	1,853,893	2,398,157	1,176,321	1,516,167

CHANGES IN UNITS:
Beginning units	466,997	495,360	203,549	35,511	199,856	208,871	135,641	135,214
Units purchased	210,036	65,291	535,118	352,955	13,410	14,637	13,634	11,089
Units redeemed	(173,706)	(93,654)	(303,126)	(184,917)	(28,334)	(23,652)	(22,236)	(10,662)

Ending units	503,327	466,997	435,541	203,549	184,932	199,856	127,039	135,641

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMLG1		NVMLV1		NVMMG1		NVMMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$16,625	17,085	30,766	30,661	-	-	1,302	1,143
Realized gain (loss) on investments	160,711	82,593	24,444	24,503	50,459	65,660	3,689	(112)
Change in unrealized gain (loss) on investments	(1,060,775)	923,660	(483,818)	111,236	(962,540)	615,678	(36,152)	5,363
Reinvested capital gains	757,204	196,824	200,262	106,358	688,810	181,539	18,398	4,833

Net increase (decrease) in contract owners’ equity resulting from operations	(126,235)	1,220,162	(228,346)	272,758	(223,271)	862,877	(12,763)	11,227

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	136,942	196,233	73,969	80,532	135,892	129,267	30,481	21,094
Transfers between funds	(50,511)	(1,554)	26,188	50,883	(171,810)	(70,236)	(10,575)	(10,874)
Surrenders (note 6)	(162,657)	(96,692)	(164,987)	(49,518)	(155,498)	(117,449)	(84)	-
Death Benefits (note 4)	(9,924)	(15,530)	-	-	(9,520)	-	(74)	-
Net policy repayments (loans) (note 5)	(55,729)	(34,150)	(1,818)	8,135	(7,800)	(26,843)	(23)	(21)
Deductions for surrender charges (note 2)	(1,017)	(1,444)	(821)	(711)	(2,174)	(2,846)	(229)	-
Asset charges (note 3)	(134,656)	(127,528)	(61,656)	(64,145)	(120,479)	(118,453)	(6,514)	(5,516)
Asset charges (note 3)	(11,028)	(10,746)	(4,951)	(5,143)	(8,486)	(8,953)	(665)	(537)
Adjustments to maintain reserves	78	3	5	(11)	89	5	(8)	(5)

Net equity transactions	(288,502)	(91,408)	(134,071)	20,022	(339,786)	(215,508)	12,309	4,141

Net change in contract owners’ equity	(414,737)	1,128,754	(362,417)	292,780	(563,057)	647,369	(454)	15,368
Contract owners’ equity beginning of period	5,232,954	4,104,200	2,156,386	1,863,606	3,789,231	3,141,862	92,526	77,158

Contract owners’ equity end of period	$4,818,217	5,232,954	1,793,969	2,156,386	3,226,174	3,789,231	92,072	92,526

CHANGES IN UNITS:
Beginning units	237,078	242,099	109,727	108,614	173,342	183,593	4,198	3,989
Units purchased	7,575	11,549	5,442	9,610	7,832	10,112	1,980	1,165
Units redeemed	(19,436)	(16,570)	(11,923)	(8,497)	(22,736)	(20,363)	(1,370)	(956)

Ending units	225,217	237,078	103,246	109,727	158,438	173,342	4,808	4,198

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMMV2		SCGF		SCVF		SCF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$33,998	37,977	-	-	8,289	7,442	299	-
Realized gain (loss) on investments	(122,795)	35,338	(1,773)	(124,425)	(21,893)	60,370	57,753	57,145
Change in unrealized gain (loss) on investments	(895,015)	189,510	(240,434)	377,039	(424,239)	(11,596)	(960,871)	82,703
Reinvested capital gains	572,736	179,045	149,309	8,741	229,530	73,593	603,587	163,109

Net increase (decrease) in contract owners’ equity resulting from operations	(411,076)	441,870	(92,898)	261,355	(208,313)	129,809	(299,232)	302,957

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	101,711	127,148	57,771	82,136	48,545	61,375	92,968	114,348
Transfers between funds	(198,056)	(73,620)	(3,274)	(29,420)	(200,932)	3,924	(5,751)	13,898
Surrenders (note 6)	(74,962)	(68,241)	(46,436)	(238,866)	(152,304)	(105,131)	(85,684)	(88,988)
Death Benefits (note 4)	(13,238)	-	(12,852)	(6,281)	(1,598)	-	-	(6,682)
Net policy repayments (loans) (note 5)	(84,041)	(92,579)	11,727	2,103	32,307	(13,089)	(18,304)	2,647
Deductions for surrender charges (note 2)	(1,154)	(996)	(1,411)	(1,862)	(1,099)	(1,608)	(4,956)	(1,223)
Asset charges (note 3)	(88,587)	(98,470)	(53,711)	(49,785)	(37,900)	(40,277)	(69,797)	(75,351)
Asset charges (note 3)	(6,960)	(8,322)	(3,912)	(3,634)	(3,296)	(3,890)	(6,084)	(6,502)
Adjustments to maintain reserves	130	19	4	(3)	6	17	56	(41)

Net equity transactions	(365,157)	(215,061)	(52,094)	(245,612)	(316,271)	(98,679)	(97,552)	(47,894)

Net change in contract owners’ equity	(776,233)	226,809	(144,992)	15,743	(524,584)	31,130	(396,784)	255,063
Contract owners’ equity beginning of period	3,481,423	3,254,614	1,245,143	1,229,400	1,512,017	1,480,887	2,516,345	2,261,282

Contract owners’ equity end of period	$2,705,190	3,481,423	1,100,151	1,245,143	987,433	1,512,017	2,119,561	2,516,345

CHANGES IN UNITS:
Beginning units	140,709	149,745	50,135	61,839	53,348	56,985	86,198	87,908
Units purchased	6,182	6,927	2,639	5,801	2,765	4,490	3,703	5,633
Units redeemed	(20,994)	(15,963)	(4,657)	(17,505)	(14,162)	(8,127)	(6,796)	(7,343)

Ending units	125,897	140,709	48,117	50,135	41,951	53,348	83,105	86,198

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSBF		NVSTB1		NVSTB2		NVOLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$61,564	108,629	2,231	1,893	16,845	13,962	137,460	77,096
Realized gain (loss) on investments	3,232	35,994	114	264	(2,179)	(540)	459,444	301,476
Change in unrealized gain (loss) on investments	(119,484)	2,409	(1,357)	(353)	(8,443)	(1,135)	(2,366,247)	3,099,426
Reinvested capital gains	-	-	-	-	-	-	1,674,082	385,061

Net increase (decrease) in contract owners’ equity resulting from operations	(54,688)	147,032	988	1,804	6,223	12,287	(95,261)	3,863,059

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	87,474	96,924	11,785	16,443	11,432	14,821	639,507	676,458
Transfers between funds	(3,143)	(171,116)	(17,102)	3,777	(26,759)	104,947	(144,618)	(586,926)
Surrenders (note 6)	(119,453)	(96,307)	-	-	(1,654)	(43,647)	(876,400)	(901,889)
Death Benefits (note 4)	(2,157)	-	-	-	-	(1,872)	(145,410)	(17,734)
Net policy repayments (loans) (note 5)	6,981	6,816	-	-	3,855	19,067	(55,367)	(95,443)
Deductions for surrender charges (note 2)	(486)	(2,553)	-	-	(129)	(577)	(5,663)	(11,797)
Asset charges (note 3)	(84,355)	(89,271)	(8,006)	(7,125)	(59,848)	(45,570)	(594,934)	(566,766)
Asset charges (note 3)	(5,819)	(7,036)	(467)	(391)	(1,628)	(1,883)	(40,048)	(40,326)
Adjustments to maintain reserves	52	(5)	-	(1)	16	11	48	298

Net equity transactions	(120,906)	(262,548)	(13,790)	12,703	(74,715)	45,297	(1,222,885)	(1,544,125)

Net change in contract owners’ equity	(175,594)	(115,516)	(12,802)	14,507	(68,492)	57,584	(1,318,146)	2,318,934
Contract owners’ equity beginning of period	2,342,099	2,457,615	102,875	88,368	843,936	786,352	17,131,874	14,812,940

Contract owners’ equity end of period	$2,166,505	2,342,099	90,073	102,875	775,444	843,936	15,813,728	17,131,874

CHANGES IN UNITS:
Beginning units	134,413	149,972	9,545	8,359	70,684	66,901	503,866	554,649
Units purchased	6,415	8,343	1,329	6,383	9,930	15,454	20,614	28,242
Units redeemed	(13,507)	(23,902)	(2,598)	(5,197)	(16,195)	(11,671)	(53,388)	(79,025)

Ending units	127,321	134,413	8,276	9,545	64,419	70,684	471,092	503,866

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVIDAP		NVDBLP		NVDCAP		NVIDCP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$19,719	17,583	8,162	6,815	9,526	7,664	4,270	3,229
Realized gain (loss) on investments	6,994	8,087	753	2,021	336	462	(90)	(2,274)
Change in unrealized gain (loss) on investments	(222,506)	47,840	(42,316)	18,162	(72,164)	31,620	(10,070)	5,993
Reinvested capital gains	98,200	65,336	15,622	7,982	30,013	15,152	3,198	2,851

Net increase (decrease) in contract owners’ equity resulting from operations	(97,593)	138,846	(17,779)	34,980	(32,289)	54,898	(2,692)	9,799

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	256,710	381,508	70,748	75,759	113,533	102,158	49,618	43,728
Transfers between funds	(52,609)	57,130	(717)	1,059	4,506	1,700	97	(54,798)
Surrenders (note 6)	(1,835)	-	(2,676)	(12,786)	(5,254)	(10,903)	-	(17,329)
Death Benefits (note 4)	(1,662)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(22,854)	(31,433)	4,321	312	(1,473)	(1,503)	(1,158)	(1,196)
Deductions for surrender charges (note 2)	(551)	-	(414)	(680)	(2,928)	(1,846)	-	(1,008)
Asset charges (note 3)	(85,150)	(75,620)	(37,055)	(36,752)	(44,636)	(44,354)	(11,600)	(12,151)
Asset charges (note 3)	(8,201)	(6,176)	(2,828)	(2,512)	(3,696)	(3,061)	(957)	(887)
Adjustments to maintain reserves	12	(6)	(5)	2	8	-	6	4

Net equity transactions	83,860	325,403	31,374	24,402	60,060	42,191	36,006	(43,637)

Net change in contract owners’ equity	(13,733)	464,249	13,595	59,382	27,771	97,089	33,314	(33,838)
Contract owners’ equity beginning of period	1,081,384	617,135	355,385	296,003	435,567	338,478	154,076	187,914

Contract owners’ equity end of period	$1,067,651	1,081,384	368,980	355,385	463,338	435,567	187,390	154,076

CHANGES IN UNITS:
Beginning units	59,753	40,461	24,453	22,662	26,876	24,017	12,429	16,052
Units purchased	16,556	26,214	5,351	5,621	7,241	6,944	4,055	3,633
Units redeemed	(11,725)	(6,922)	(3,183)	(3,830)	(3,585)	(4,085)	(1,118)	(7,256)

Ending units	64,584	59,753	26,621	24,453	30,532	26,876	15,366	12,429

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVIDMP		NVDMAP		NVDMCP		NVTIV3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$48,999	38,882	27,227	23,435	7,252	6,043	39,319	42,209
Realized gain (loss) on investments	1,018	18,842	(828)	10,665	(566)	(287)	(3,924)	(13,140)
Change in unrealized gain (loss) on investments	(360,370)	64,841	(280,175)	73,611	(36,751)	6,808	(382,902)	398,627
Reinvested capital gains	180,474	120,596	140,910	83,543	18,140	12,352	21,697	-

Net increase (decrease) in contract owners’ equity resulting from operations	(129,879)	243,161	(112,866)	191,254	(11,925)	24,916	(325,810)	427,696

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	458,933	233,111	268,127	240,597	51,662	52,440	107,190	134,501
Transfers between funds	5,874	18,314	10,904	19,668	(6)	1,169	(97,512)	(41,632)
Surrenders (note 6)	(15,461)	(58,430)	(1,107)	(65,505)	(591)	(441)	(47,833)	(69,557)
Death Benefits (note 4)	-	-	-	-	-	-	(13,791)	-
Net policy repayments (loans) (note 5)	17,819	(40,815)	(29,265)	(1,523)	-	315	(5,544)	(69,950)
Deductions for surrender charges (note 2)	(3,939)	(2,796)	(7,470)	(3,444)	-	(125)	(478)	(876)
Asset charges (note 3)	(122,087)	(118,374)	(116,673)	(107,896)	(20,212)	(20,055)	(70,207)	(78,588)
Asset charges (note 3)	(14,074)	(12,874)	(9,531)	(8,314)	(1,939)	(1,694)	(4,683)	(5,486)
Adjustments to maintain reserves	18	(5)	20	(47)	(3)	4	114	(4)

Net equity transactions	327,083	18,131	115,005	73,536	28,911	31,613	(132,744)	(131,592)

Net change in contract owners’ equity	197,204	261,292	2,139	264,790	16,986	56,529	(458,554)	296,104
Contract owners’ equity beginning of period	2,079,099	1,817,807	1,354,993	1,090,203	306,220	249,691	2,201,979	1,905,875

Contract owners’ equity end of period	$2,276,303	2,079,099	1,357,132	1,354,993	323,206	306,220	1,743,425	2,201,979

CHANGES IN UNITS:
Beginning units	134,732	133,300	79,833	75,049	22,137	19,735	115,338	122,506
Units purchased	32,031	17,410	16,531	16,586	3,744	4,064	7,514	9,319
Units redeemed	(10,622)	(15,978)	(9,811)	(11,802)	(1,649)	(1,662)	(14,540)	(16,487)

Ending units	156,141	134,732	86,553	79,833	24,232	22,137	108,312	115,338

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	EIF		NVRE1		NVLCAP		NVLMP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$69,742	111,108	72,030	86,196	1,214	1,105	5,437	4,585
Realized gain (loss) on investments	167,427	127,851	(154,276)	(345,179)	359	97	2,564	984
Change in unrealized gain (loss) on investments	(880,207)	344,708	(65,532)	453,363	(11,065)	7,471	(45,777)	20,468
Reinvested capital gains	376,120	-	-	64,592	2,555	677	12,196	4,842

Net increase (decrease) in contract owners’ equity resulting from operations	(266,918)	583,667	(147,778)	258,972	(6,937)	9,350	(25,580)	30,879

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	154,651	290,787	181,552	236,383	6,162	3,339	39,156	62,921
Transfers between funds	(23,422)	38,677	(118,228)	(330,527)	57	(448)	(1,601)	65,801
Surrenders (note 6)	(103,073)	(152,636)	(101,978)	(241,714)	-	-	(54,028)	-
Death Benefits (note 4)	(7,370)	-	(9,036)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(12,219)	(49,224)	13,399	7,720	-	-	33,566	1,132
Deductions for surrender charges (note 2)	(300)	(1,821)	(867)	(7,715)	-	-	-	-
Asset charges (note 3)	(113,870)	(113,992)	(139,490)	(153,436)	(1,970)	(1,901)	(18,022)	(17,658)
Asset charges (note 3)	(8,037)	(8,429)	(9,836)	(11,919)	(271)	(252)	(2,026)	(1,647)
Adjustments to maintain reserves	86	(3)	15	8	1	(5)	7	(3)

Net equity transactions	(113,554)	3,359	(184,469)	(501,200)	3,979	733	(2,948)	110,546

Net change in contract owners’ equity	(380,472)	587,026	(332,247)	(242,228)	(2,958)	10,083	(28,528)	141,425
Contract owners’ equity beginning of period	3,871,564	3,284,538	3,956,889	4,199,117	62,310	52,227	326,905	185,480

Contract owners’ equity end of period	$3,491,092	3,871,564	3,624,642	3,956,889	59,352	62,310	298,377	326,905

CHANGES IN UNITS:
Beginning units	153,490	153,650	232,181	262,401	4,129	4,083	23,308	15,076
Units purchased	7,523	11,696	14,578	16,939	423	228	2,784	9,825
Units redeemed	(11,779)	(11,856)	(25,392)	(47,159)	(179)	(182)	(3,037)	(1,593)

Ending units	149,234	153,490	221,367	232,181	4,373	4,129	23,055	23,308

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSIX2		GVEX1		AMTB		AMMCGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$10,201	5,417	146,310	102,909	21,309	16,932	-	-
Realized gain (loss) on investments	7,341	(7,128)	185,346	349,491	(2,323)	(19,270)	3,484	623
Change in unrealized gain (loss) on investments	(234,802)	56,522	(1,038,154)	399,383	(6,224)	17,510	(42,090)	49,303
Reinvested capital gains	111,884	22,205	261,911	116,469	-	-	22,144	5,410

Net increase (decrease) in contract owners’ equity resulting from operations	(105,376)	77,016	(444,587)	968,252	12,762	15,172	(16,462)	55,336

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	52,360	50,689	1,181,673	552,232	52,461	58,628	8,374	8,441
Transfers between funds	260,232	102,014	1,177,887	1,334,677	135,680	(618,558)	(12,599)	(6,504)
Surrenders (note 6)	(13,124)	-	(153,602)	(320)	(31,628)	(82,299)	(872)	-
Death Benefits (note 4)	(13,035)	-	(5,401)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,955)	(5,685)	(22,803)	(8,903)	(14,348)	(5,135)	345	60
Deductions for surrender charges (note 2)	(541)	-	(1,841)	(1,182)	(741)	(3,942)	-	-
Asset charges (note 3)	(25,925)	(21,047)	(304,282)	(209,016)	(48,362)	(67,078)	(6,105)	(5,634)
Asset charges (note 3)	(3,097)	(2,304)	(34,811)	(19,641)	(3,168)	(4,877)	(555)	(545)
Adjustments to maintain reserves	(6)	-	(642)	4	(2)	220	2	(9)

Net equity transactions	244,909	123,667	1,836,178	1,647,851	89,892	(723,041)	(11,410)	(4,191)

Net change in contract owners’ equity	139,533	200,683	1,391,591	2,616,103	102,654	(707,869)	(27,872)	51,145
Contract owners’ equity beginning of period	658,023	457,340	6,386,983	3,770,880	1,229,949	1,937,818	277,730	226,585

Contract owners’ equity end of period	$797,556	658,023	7,778,574	6,386,983	1,332,603	1,229,949	249,858	277,730

CHANGES IN UNITS:
Beginning units	37,811	30,006	346,747	248,793	98,879	157,175	22,298	22,660
Units purchased	18,031	14,451	135,338	122,501	19,055	8,428	687	785
Units redeemed	(4,150)	(6,646)	(39,344)	(24,547)	(11,885)	(66,724)	(1,517)	(1,147)

Ending units	51,692	37,811	442,741	346,747	106,049	98,879	21,468	22,298

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMSRS		OVGS		OVIG		OVGI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,198	4,038	47,421	38,967	7,427	17,910	57,616	61,580
Realized gain (loss) on investments	18,233	39,523	41,774	8,979	114,405	8,912	235,849	319,490
Change in unrealized gain (loss) on investments	(115,624)	64,720	(1,036,070)	1,228,246	(292,586)	161,324	(1,100,271)	315,635
Reinvested capital gains	46,967	29,065	335,261	-	16,806	-	433,363	82,618

Net increase (decrease) in contract owners’ equity resulting from operations	(46,226)	137,346	(611,614)	1,276,192	(153,948)	188,146	(373,443)	779,323

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	37,647	34,843	218,273	351,893	36,174	63,177	183,357	267,295
Transfers between funds	(7,118)	(49,643)	38,925	73,066	(619,359)	893,007	(286,159)	63,913
Surrenders (note 6)	(21,665)	(27,767)	(195,317)	(290,242)	(67,932)	(84,011)	(150,742)	(418,045)
Death Benefits (note 4)	-	-	(27,054)	(8,433)	-	-	(16,466)	-
Net policy repayments (loans) (note 5)	5,505	6,073	(6,510)	(38,944)	(11,707)	7,528	(10,272)	(88,600)
Deductions for surrender charges (note 2)	(376)	(1,511)	(2,279)	(3,930)	(1,668)	(2,171)	(980)	(4,519)
Asset charges (note 3)	(27,589)	(28,732)	(138,811)	(137,852)	(27,082)	(44,600)	(167,197)	(176,912)
Asset charges (note 3)	(2,008)	(2,289)	(12,119)	(11,952)	(2,547)	(4,309)	(11,479)	(12,889)
Adjustments to maintain reserves	13	11	17	(2)	4	(3)	169	10

Net equity transactions	(15,591)	(69,015)	(124,875)	(66,396)	(694,117)	828,618	(459,769)	(369,747)

Net change in contract owners’ equity	(61,817)	68,331	(736,489)	1,209,796	(848,065)	1,016,764	(833,212)	409,576
Contract owners’ equity beginning of period	841,908	773,577	4,789,154	3,579,358	1,481,312	464,548	5,212,828	4,803,252

Contract owners’ equity end of period	$780,091	841,908	4,052,665	4,789,154	633,247	1,481,312	4,379,616	5,212,828

CHANGES IN UNITS:
Beginning units	30,080	32,732	223,738	228,528	127,298	50,417	191,799	206,612
Units purchased	1,578	2,204	15,410	29,897	4,441	89,098	8,595	14,519
Units redeemed	(2,094)	(4,856)	(21,077)	(34,687)	(64,208)	(12,217)	(25,457)	(29,332)

Ending units	29,564	30,080	218,071	223,738	67,531	127,298	174,937	191,799

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVSC		OVSB		PMVAAA		PMVRSA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$10,378	27,045	19,770	8,775	17,699	23,298	2,148	5,873
Realized gain (loss) on investments	16,234	58,190	(10,996)	(6,257)	(6,252)	(5,253)	(251)	(255)
Change in unrealized gain (loss) on investments	(786,342)	170,082	(26,065)	20,834	(41,673)	44,526	(18,707)	(3,928)
Reinvested capital gains	427,484	166,019	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(332,246)	421,336	(17,291)	23,352	(30,226)	62,571	(16,810)	1,690

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	176,961	203,963	24,986	27,972	75,708	77,287	17,102	11,964
Transfers between funds	(119,699)	139,573	(26,530)	(1,842)	6,272	(82,795)	43,990	607
Surrenders (note 6)	(147,491)	(134,178)	(10,614)	(8,009)	(4,637)	(10,117)	-	(1)
Death Benefits (note 4)	(92)	-	-	-	(2,282)	-	-	-
Net policy repayments (loans) (note 5)	45,324	(28,935)	5,505	551	77	74	(3,741)	(103)
Deductions for surrender charges (note 2)	(1,550)	(1,098)	(251)	(235)	(96)	(2,033)	-	-
Asset charges (note 3)	(124,430)	(111,579)	(16,540)	(18,124)	(16,794)	(17,550)	(4,743)	(2,963)
Asset charges (note 3)	(7,003)	(7,645)	(967)	(1,151)	(2,717)	(2,647)	(367)	(213)
Adjustments to maintain reserves	45	(52)	3	1	4	-	4	(4)

Net equity transactions	(177,935)	60,049	(24,408)	(837)	55,535	(37,781)	52,245	9,287

Net change in contract owners’ equity	(510,181)	481,385	(41,699)	22,515	25,309	24,790	35,435	10,977
Contract owners’ equity beginning of period	3,432,946	2,951,561	395,683	373,168	518,756	493,966	63,270	52,293

Contract owners’ equity end of period	$2,922,765	3,432,946	353,984	395,683	544,065	518,756	98,705	63,270

CHANGES IN UNITS:
Beginning units	108,717	106,704	34,203	34,280	41,154	44,494	9,743	8,226
Units purchased	6,567	13,499	2,546	3,582	9,846	6,482	9,365	2,517
Units redeemed	(12,069)	(11,486)	(4,743)	(3,659)	(5,371)	(9,822)	(1,407)	(1,000)

Ending units	103,215	108,717	32,006	34,203	45,629	41,154	17,701	9,743

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVFBA		PMVLDA		PMVTRA		GVGMNS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$24,763	8,099	52,743	36,893	36,665	34,206	422	52
Realized gain (loss) on investments	5,948	2,938	(14,588)	(35,094)	1,480	(26,127)	185	269
Change in unrealized gain (loss) on investments	(58,186)	40,146	(27,782)	35,246	(65,153)	77,417	(4,279)	1,489
Reinvested capital gains	6,497	-	-	-	18,042	-	960	445

Net increase (decrease) in contract owners’ equity resulting from operations	(20,978)	51,183	10,373	37,045	(8,966)	85,496	(2,712)	2,255

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	38,882	39,925	72,283	132,500	78,856	121,418	2,347	1,769
Transfers between funds	(41,987)	(20,742)	244,406	(119,741)	314,611	(870,134)	45,909	48
Surrenders (note 6)	(10,548)	(28,433)	(70,367)	(78,523)	(240,052)	(172,049)	-	(4)
Death Benefits (note 4)	(601)	-	(65,688)	-	-	-	-	-
Net policy repayments (loans) (note 5)	6	1,325	59,312	(17,562)	7,573	20,316	(76)	(108)
Deductions for surrender charges (note 2)	(198)	(23)	(1,990)	(1,713)	(3,256)	(7,782)	-	(1,210)
Asset charges (note 3)	(21,100)	(23,085)	(103,592)	(114,630)	(88,282)	(103,951)	(2,697)	(2,751)
Asset charges (note 3)	(1,694)	(1,763)	(6,166)	(8,936)	(4,962)	(7,233)	(134)	(120)
Adjustments to maintain reserves	(5)	49	(123)	138	(52)	429	6	(1)

Net equity transactions	(37,245)	(32,747)	128,075	(208,467)	64,436	(1,018,986)	45,355	(2,377)

Net change in contract owners’ equity	(58,223)	18,436	138,448	(171,422)	55,470	(933,490)	42,643	(122)
Contract owners’ equity beginning of period	523,265	504,829	2,743,723	2,915,145	1,450,669	2,384,159	17,834	17,956

Contract owners’ equity end of period	$465,042	523,265	2,882,171	2,743,723	1,506,139	1,450,669	60,477	17,834

CHANGES IN UNITS:
Beginning units	38,215	40,867	212,261	228,594	118,367	204,109	1,318	1,501
Units purchased	3,374	4,295	28,268	29,036	18,724	16,422	3,607	182
Units redeemed	(6,220)	(6,947)	(18,288)	(45,369)	(13,536)	(102,164)	(253)	(365)

Ending units	35,369	38,215	222,241	212,261	123,555	118,367	4,672	1,318

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVMSAS		PVEIB		PVGOB		RVARS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$426	-	23	-	-	4	-	-
Realized gain (loss) on investments	(97)	-	(48)	448	555	61	340	383
Change in unrealized gain (loss) on investments	(1,067)	-	(20,112)	-	(2,377)	2,638	(13,717)	8,291
Reinvested capital gains	-	-	147	-	1,932	49	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(738)	-	(19,990)	448	110	2,752	(13,377)	8,674

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	2,930	(74)	1,493	583	16,920	41,481
Transfers between funds	17,005	-	200,222	(338)	12,588	13,660	49,549	115,574
Surrenders (note 6)	-	-	(3,363)	-	-	-	(43,161)	(40,282)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	620	-	(70)	(61)	(9)	(13)
Deductions for surrender charges (note 2)	-	-	(37)	-	-	-	(2,073)	(2,039)
Asset charges (note 3)	(476)	-	(1,694)	(41)	(781)	(238)	(11,096)	(11,737)
Asset charges (note 3)	(65)	-	(257)	(13)	(93)	(30)	(858)	(907)
Adjustments to maintain reserves	(4)	-	(4)	18	(6)	(1)	24	(7)

Net equity transactions	16,460	-	198,417	(448)	13,131	13,913	9,296	102,070

Net change in contract owners’ equity	15,722	-	178,427	-	13,241	16,665	(4,081)	110,744
Contract owners’ equity beginning of period	-	-	-	-	19,972	3,307	272,072	161,328

Contract owners’ equity end of period	$15,722	-	178,427	-	33,213	19,972	267,991	272,072

CHANGES IN UNITS:
Beginning units	-	-	-	-	1,504	326	24,750	15,215
Units purchased	2,650	-	17,682	-	1,005	1,206	5,947	16,837
Units redeemed	(993)	-	(522)	-	(66)	(28)	(5,015)	(7,302)

Ending units	1,657	-	17,160	-	2,443	1,504	25,682	24,750

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TRHSP		TRHS2		VWHA		WRASP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	70,657	64,614
Realized gain (loss) on investments	60,626	(3,101)	34,309	(89,990)	41,956	92,003	(94,398)	(98,441)
Change in unrealized gain (loss) on investments	(153,138)	155,494	(219,843)	526,982	(605,254)	(70,638)	(318,581)	750,758
Reinvested capital gains	64,769	37,027	182,149	112,653	-	-	154,335	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,743)	189,420	(3,385)	549,645	(563,298)	21,365	(187,987)	716,931

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	280,267	237,917	80,014	190,493	78,602	106,062	219,987	264,357
Transfers between funds	70,808	(249,651)	358,350	183,291	672,600	408,444	(408,631)	(374,293)
Surrenders (note 6)	(3,998)	(11,509)	(95,460)	(205,316)	(108,342)	(118,969)	(158,012)	(471,553)
Death Benefits (note 4)	(282)	-	(408)	-	(207)	-	(12,550)	(36,794)
Net policy repayments (loans) (note 5)	(3,133)	(4,549)	16,777	(31,148)	5,692	7,191	13,274	6,252
Deductions for surrender charges (note 2)	(2,071)	(4,673)	(878)	(1,380)	(3,883)	(3,032)	(4,262)	(11,920)
Asset charges (note 3)	(73,638)	(53,212)	(65,918)	(61,658)	(107,013)	(66,262)	(175,527)	(194,216)
Asset charges (note 3)	(6,164)	(4,126)	(5,188)	(5,258)	(8,501)	(5,102)	(10,399)	(12,200)
Adjustments to maintain reserves	87	(20)	6	(3)	23	(7)	(3)	3

Net equity transactions	261,876	(89,823)	287,295	69,021	528,971	328,325	(536,123)	(830,364)

Net change in contract owners’ equity	234,133	99,597	283,910	618,666	(34,327)	349,690	(724,110)	(113,433)
Contract owners’ equity beginning of period	883,456	783,859	2,718,511	2,099,845	1,472,474	1,122,784	4,206,940	4,320,373

Contract owners’ equity end of period	$1,117,589	883,456	3,002,421	2,718,511	1,438,147	1,472,474	3,482,830	4,206,940

CHANGES IN UNITS:
Beginning units	31,424	35,572	70,003	68,837	178,322	133,664	293,257	356,193
Units purchased	17,906	10,250	10,146	7,432	110,912	73,401	15,664	21,647
Units redeemed	(10,014)	(14,398)	(3,493)	(6,266)	(46,406)	(28,743)	(52,177)	(84,583)

Ending units	39,316	31,424	76,656	70,003	242,828	178,322	256,744	293,257

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRBP		WRBDP		WRGNR		WRHIP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$62	45	68	47	6	2	67,168	68,511
Realized gain (loss) on investments	61	(89)	(18)	(13)	(23)	(25)	(10,032)	(25,574)
Change in unrealized gain (loss) on investments	(342)	278	(119)	63	(430)	82	(79,327)	34,542
Reinvested capital gains	62	80	5	21	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(157)	314	(64)	118	(447)	59	(22,191)	77,479

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,533	1,533	459	459	306	306	64,572	118,892
Transfers between funds	(4)	140	-	-	-	-	15,414	(141,436)
Surrenders (note 6)	-	-	-	-	-	-	(3,359)	(78,504)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(21,109)	5,653
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(555)	(2,757)
Asset charges (note 3)	(730)	(712)	(132)	(142)	(76)	(77)	(58,710)	(58,583)
Asset charges (note 3)	(24)	(17)	(20)	(18)	(11)	(10)	(2,903)	(3,490)
Adjustments to maintain reserves	(1)	(2)	7	(7)	2	(5)	-	2

Net equity transactions	774	942	314	292	221	214	(6,650)	(160,223)

Net change in contract owners’ equity	617	1,256	250	410	(226)	273	(28,841)	(82,744)
Contract owners’ equity beginning of period	3,592	2,336	3,381	2,971	2,018	1,745	1,057,824	1,140,568

Contract owners’ equity end of period	$4,209	3,592	3,631	3,381	1,792	2,018	1,028,983	1,057,824

CHANGES IN UNITS:
Beginning units	185	134	232	212	319	284	48,181	55,419
Units purchased	77	91	32	31	64	50	4,224	6,180
Units redeemed	(38)	(40)	(10)	(11)	(14)	(15)	(4,525)	(13,418)

Ending units	224	185	254	232	369	319	47,880	48,181

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRMCG		WRPAP		WRPMAP		WRSTP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	204	86	160	62	-	-
Realized gain (loss) on investments	9,077	(2,702)	(64)	(72)	(109)	(51)	129	236
Change in unrealized gain (loss) on investments	(29,289)	58,948	(1,256)	1,059	(961)	731	(1,244)	694
Reinvested capital gains	15,709	7,838	604	665	441	449	822	443

Net increase (decrease) in contract owners’ equity resulting from operations	(4,503)	64,084	(512)	1,738	(469)	1,191	(293)	1,373

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	23,331	12,891	1,650	1,650	3,508	3,493	880	880
Transfers between funds	28,299	17,857	-	-	-	-	(50)	(348)
Surrenders (note 6)	(541)	(44,658)	-	-	-	-	-	-
Death Benefits (note 4)	(4,490)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	137	(930)	-	-	-	-	-	-
Deductions for surrender charges (note 2)	-	(432)	-	-	-	-	-	-
Asset charges (note 3)	(11,432)	(9,941)	(920)	(911)	(2,569)	(2,564)	(478)	(473)
Asset charges (note 3)	(945)	(789)	(70)	(59)	(65)	(53)	(37)	(30)
Adjustments to maintain reserves	(13)	(9)	7	(15)	(1)	-	(6)	14

Net equity transactions	34,346	(26,011)	667	665	873	876	309	43

Net change in contract owners’ equity	29,843	38,073	155	2,403	404	2,067	16	1,416
Contract owners’ equity beginning of period	312,199	274,126	10,858	8,455	8,830	6,763	5,732	4,316

Contract owners’ equity end of period	$342,042	312,199	11,013	10,858	9,234	8,830	5,748	5,732

CHANGES IN UNITS:
Beginning units	11,016	12,274	538	502	462	413	189	188
Units purchased	2,108	1,249	79	88	180	197	29	31
Units redeemed	(1,048)	(2,507)	(47)	(52)	(135)	(148)	(18)	(30)

Ending units	12,076	11,016	570	538	507	462	200	189

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRSCP		WFVSCG		PVGIB		(Obsolete & Unaudited) ACVVS1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$12	-	-	-	-	346	-	-
Realized gain (loss) on investments	17	14	20,487	(17,757)	-	5,328	-	-
Change in unrealized gain (loss) on investments	(1,183)	451	(84,429)	102,219	-	(6,784)	-	-
Reinvested capital gains	1,058	60	56,152	11,180	-	1,927	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(96)	525	(7,790)	95,642	-	817	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	306	306	20,682	68,431	-	(1,164)	25	-
Transfers between funds	-	-	52,331	33,773	-	(16,702)	19	-
Surrenders (note 6)	-	-	(21,710)	(3,806)	-	-	-	-
Death Benefits (note 4)	-	-	(2,297)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	8,585	(7,396)	-	-	-	-
Deductions for surrender charges (note 2)	-	-	-	(575)	-	-	-	-
Asset charges (note 3)	(129)	(119)	(25,979)	(15,573)	-	(41)	(44)	-
Asset charges (note 3)	(19)	(15)	(2,226)	(1,510)	-	(13)	-	-
Adjustments to maintain reserves	4	9	16	(8)	-	1,166	-	-

Net equity transactions	162	181	29,402	73,336	-	(16,754)	-	-

Net change in contract owners’ equity	66	706	21,612	168,978	-	(15,937)	-	-
Contract owners’ equity beginning of period	3,002	2,296	496,608	327,630	-	15,937	-	-

Contract owners’ equity end of period	$3,068	3,002	518,220	496,608	-	-	-	-

CHANGES IN UNITS:
Beginning units	137	129	14,852	12,332	-	832	-	-
Units purchased	15	14	1,864	5,894	-	-	2	-
Units redeemed	(6)	(6)	(1,418)	(3,374)	-	(832)	(2)	-

Ending units	146	137	15,298	14,852	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Separate Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York).

(b) The Policies

The Separate Account offers variable life insurance benefits intended to provide life insurance protection for the beneficiary named by the policyholders. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

DREYFUS CORPORATION

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)*

IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

AB FUNDS

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)*

AC VP Inc - AC VP Value Fund: Class I (ACVV)*

AMERICAN FUNDS GROUP (THE)

AFIS(R) - New World Fund: Class 2 (AMVNW2)*

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)

BR VSF Inc - BR Global Allocation VI Fund: Class I (BRVGA1)

BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)

Dimensional - VA GB Portfolio (DFVGB)

Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)

Dimensional - VA Intnl Small Portfolio (DFVIS)

Dimensional - VA Intnl Value Portfolio (DFVIV)

Dimensional - VA ST Fixed Portfolio (DFVSTF)

Dimensional - VA US Large Value Portfolio (DFVULV)

Dimensional - VA US Targeted Value Portfolio (DFVUTV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS VS I - DWS Capital Growth VIP: Class A (DSVCGA)*

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - VIP Growth Portfolio: SC (FGS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs - EM Portfolio - SC (FEMS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - FKL Income VIP Fund: Class 1 (FTVIS1)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)*

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) VIT II - MFS Intnl Value Portfolio: Initial Class (MVIVIC)

MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) VIT - MFS Utilities Series: Initial Class (MVUIC)*

MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)

NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT Intnl Index Fund: Class I (NVIX)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)

NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Gov MM Fund: Class V (SAM5)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)

NW VIT - NVIT ID Aggressive Fund: Class P (NVIDAP)

NW VIT - NVIT ID Balanced Fund: Class P (NVDBLP)

NW VIT - NVIT ID CAF: Class P (NVDCAP)

NW VIT - NVIT ID Conservative Fund: Class P (NVIDCP)

NW VIT - NVIT ID Moderate Fund: Class P (NVIDMP)

NW VIT - NVIT ID Moderately Aggressive Fund: Class P (NVDMAP)

NW VIT - NVIT ID Moderately Conservative Fund: Class P (NVDMCP)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT DFA CAF: Class P (NVLCAP)

NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)*

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)*

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO VIT - CommodityReaLReturn(R) SP: Administrative Class (PMVRSA)

PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio (TRHSP)

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)*

Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)*

Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)*

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Balanced: Class II (WRBP)

Ivy VIP - Corporate Bond: Class II (WRBDP)

Ivy VIP - Core Equity: Class II (WRCEP)*

Ivy VIP - Global Equity Income: Class II (WRDIV)*

Ivy VIP - Energy: Class II (WRENG)*

Ivy VIP - GB: Class II (WRGBP)*

Ivy VIP - Natural Resources: Class II (WRGNR)

Ivy VIP - Growth: Class II (WRGP)*

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Global Growth: Class II (WRIP)*

Ivy VIP - Intnl Core Equity: Class II (WRI2P)*

Ivy VIP - Limited-Term Bond: Class II (WRLTBP)*

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - Gov MM: Class II (WRMMP)*

Ivy VIP - PF Aggressive: Class II (WRPAP)

Ivy VIP - PF Conservative: Class II (WRPCP)*

Ivy VIP - PF Moderate: Class II (WRPMP)*

Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)

Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)*

Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)*

Ivy VIP - Science and Technology: Class II (WRSTP)

Ivy VIP - Small Cap Growth: Class II (WRSCP)

Ivy VIP - Small Cap Core: Class II (WRSCV)*

Ivy VIP - Value: Class II (WRVP)*

WELLS FARGO FUNDS

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2018, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

	Inception Date	Liquidation Date
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	7/31/2018
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)	5/1/2017
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)	12/22/2017
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)	10/20/2017
FID VIPs - EM Portfolio - SC (FEMS)	8/22/2018
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)	6/8/2017
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	6/6/2018
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/19/2018
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	5/12/2017
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)		5/12/2017

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHYI	BR VSF Inc - BR High Yield VI Fund: Class I	Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I	9/17/2018
NVOLG1	NW VIT - NVIT Dynamic US Growth Fund: Class I	NVIT Large Cap Growth Fund - Class I	7/13/2018
PMVFBA	PIMCO VIT - IB Portfolio (unhedged): Administrative Class	PIMCO VIT - FB Portfolio (unhedged): Administrative Class	7/30/2018
EIF	NW VIT - BR NVIT Equity Dividend Fund: Class I	Invesco NVIT Comstock Value Fund - Class I	1/10/2017

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a redemption of units	Equal, on an annual basis, to 0.0% - 0.60% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 6.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a redemption of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Underwriting and Distribution Charge- assessed through a redemption of units	$0.00 – $0.74 per $1,000 of specified amount
Administrative Charge - assessed through a redemption of units	$8.75 - $20.00 per policy, per month
Surrender Charge - assessed through a redemption of units	$0.00 - $56.00 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a redemption of units	3.90% - 4.50% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a redemption of units	$25.00 per request
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge	0.00 - $13.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 – $315 per $1,000 of the rider’s benefit amount
Additional Term Insurance/Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

For the periods ended December 31, 2018 and 2017, total front-end sales charge deductions were $1,439,599 and $1,376,595, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select – NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL policies, Nationwide® Options Select – NY policies, Nationwide YourLife® Accumulation VUL – NY policies and Nationwide YourLife® Survivorship VUL – NY policies, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY policies, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $6,540,972 and $6,102,585, respectively, and total transfers from the Separate Account to the fixed account were $7,789,230 and $9,550,691, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$361,651,007	$-	$-	$361,651,007

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)	$411,325	$486,402
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)	908,255	431,330
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)	316,955	162,112
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)	137,557	189,841
IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	9,591	2,016
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)	140,012	101,001
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	318,503	548,909
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)	78,474	9,718
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)	166,127	43,857
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)	78,624	58,845
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	11,075	-
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	59,538	6,431
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	335,666	213,555
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)	38,871	54,317
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)	168,726	117,908
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)	501,929	377,366
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)	90,658	32,197
BR VSF Inc - BR Global Allocation VI Fund: Class I (BRVGA1)	239,387	152,028
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)	277,228	775,651
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)	80,236	49,933
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)	68,031	69,946
Dimensional - VA GB Portfolio (DFVGB)	43,466	9,582
Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)	79,999	52,621
Dimensional - VA Intnl Small Portfolio (DFVIS)	73,396	28,540
Dimensional - VA Intnl Value Portfolio (DFVIV)	111,350	81,174
Dimensional - VA ST Fixed Portfolio (DFVSTF)	16,771	5,079
Dimensional - VA US Large Value Portfolio (DFVULV)	109,108	106,694
Dimensional - VA US Targeted Value Portfolio (DFVUTV)	40,825	59,733
Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)	246,134	27,567
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)	115,634	113,086
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)	61,266	93,192
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)	1,132,534	387,745
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)	673,199	402,783
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)	52,566	49,866
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)	267,961	437,336
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)	414,483	496,486
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)	1,886,075	817,856
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)	410,806	284,135
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)	998,548	1,001,614
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)	856,900	909,651
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)	14,590	41,591
FID VIPs - EM Portfolio - SC (FEMS)	111,874	113,513
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)	249,897	464,047
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)	256,915	282,721
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)	961,723	271,159
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)	104,401	328,104
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)	157,279	73,411
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)	190,840	190,824
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)	76,933	153,682

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

FKL TMPLT VIPT - FKL Income VIP Fund: Class 1 (FTVIS1)	75,944	109,389
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	9,249	16,299
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)	161,533	167,122
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)	610,648	66,870
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	852,044	394,436
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)	2,099,279	1,968,785
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	182,831	223,535
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)	359,253	73,034
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)	184,111	423,916
MFS(R) VIT II - MFS Intnl Value Portfolio: Initial Class (MVIVIC)	144,741	113,709
MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)	524,900	127,243
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)	1,169,068	977,427
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)	340,108	651,734
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)	57,534	41,324
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	29,347	14,959
NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)	20,374	3,492
NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)	64,914	12,192
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)	18,660	16,771
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)	90,745	15,088
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	347,209	190,252
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)	244,705	44,323
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)	583,023	734,232
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)	2,064,926	1,138,182
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)	122,632	52,630
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)	507,269	385,371
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)	995,996	689,964
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)	275,739	150,176
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)	193,937	110,294
NW VIT - NVIT EM Fund: Class I (GEM)	437,691	1,119,438
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)	70,748	46,630
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)	8,214	29,263
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	217,489	36,710
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)	583,637	314,798
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)	579,561	226,083
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)	369,551	129,498
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)	649,855	342,316
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)	66,332	22,838
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)	757,593	874,330
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)	2,151,380	1,348,285
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)	62,241	121,726
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)	104,274	142,517
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)	58,449	59,464
NW VIT - NVIT NW Fund: Class I (TRF)	84,100	341,449
NW VIT - NVIT Gov Bond Fund: Class I (GBF)	232,582	508,217
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)	44,384	24,997
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	1,274,389	517,939
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	187,162	56,628
NW VIT - NVIT ID CAF: Class II (NVDCA2)	62,700	50,227
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	69,370	194,865
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	4,017,742	3,131,113
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	6,127,180	4,394,894
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	148,708	167,824
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)	838,510	271,867
NW VIT - NVIT Gov MM Fund: Class I (SAM)	3,823,939	3,324,156
NW VIT - NVIT Gov MM Fund: Class V (SAM5)	6,171,651	3,776,989
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)	280,099	262,007
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)	192,700	227,936
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	859,189	373,940
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	320,286	223,333
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	861,065	512,129
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	73,002	40,984
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	804,018	562,569
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	261,913	164,702
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	319,485	397,945
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)	680,839	174,560
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)	215,579	274,972

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)	16,801	28,361
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)	80,683	138,568
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)	2,302,306	1,713,689
NW VIT - NVIT ID Aggressive Fund: Class P (NVIDAP)	355,477	153,710
NW VIT - NVIT ID Balanced Fund: Class P (NVDBLP)	75,935	20,772
NW VIT - NVIT ID CAF: Class P (NVDCAP)	126,713	27,123
NW VIT - NVIT ID Conservative Fund: Class P (NVIDCP)	48,692	5,224
NW VIT - NVIT ID Moderate Fund: Class P (NVIDMP)	625,505	68,961
NW VIT - NVIT ID Moderately Aggressive Fund: Class P (NVDMAP)	362,892	79,767
NW VIT - NVIT ID Moderately Conservative Fund: Class P (NVDMCP)	65,032	10,726
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	130,215	202,056
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)	637,292	305,069
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)	234,908	347,364
NW VIT - NVIT DFA CAF: Class P (NVLCAP)	11,192	3,446
NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)	51,720	37,042
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)	452,066	85,064
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)	3,162,191	917,137
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)	272,803	161,600
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	28,967	18,235
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)	75,869	40,307
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)	656,985	399,194
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)	274,917	944,807
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)	594,455	563,413
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)	581,508	321,627
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)	50,100	54,740
PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)	133,677	60,447
PIMCO VIT - CommodityReaLReturn(R) SP: Administrative Class (PMVRSA)	62,748	8,357
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)	73,985	79,964
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)	398,844	217,904
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)	536,428	417,234
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)	49,324	2,593
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	26,589	9,699
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	203,296	4,705
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	17,956	2,886
GGH Variable Fund - Multi-Hedge Strategies (RVARS)	64,066	54,793
T RP Equity Series Inc - T RP Health Sciences Portfolio (TRHSP)	591,140	264,580
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)	770,159	300,722
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)	1,002,301	473,353
Ivy VIP - Asset Strategy: Class II (WRASP)	366,021	677,148
Ivy VIP - Balanced: Class II (WRBP)	1,552	653
Ivy VIP - Corporate Bond: Class II (WRBDP)	532	151
Ivy VIP - Natural Resources: Class II (WRGNR)	311	87
Ivy VIP - High Income: Class II (WRHIP)	147,809	87,290
Ivy VIP - Mid Cap Growth: Class II (WRMCG)	103,501	53,434
Ivy VIP - PF Aggressive: Class II (WRPAP)	2,457	990
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)	2,158	683
Ivy VIP - Science and Technology: Class II (WRSTP)	1,596	460
Ivy VIP - Small Cap Growth: Class II (WRSCP)	1,376	148
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)	232,498	146,961

	$76,616,115	$54,383,286

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2018	0.00%	110,427	29.58	3,266,943	0.82%	-8.97%
2017	0.00%	119,370	32.50	3,879,711	0.67%	12.40%
2016	0.00%	130,171	28.92	3,763,925	0.90%	25.73%
2015	0.00%	140,695	23.00	3,235,789	0.73%	-2.33%
2014	0.00%	152,932	23.55	3,601,102	0.57%	5.12%
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
2018	0.00%	200,324	27.17	5,442,977	1.68%	-4.63%
2017	0.00%	191,812	28.49	5,464,989	1.66%	21.54%
2016	0.00%	229,698	23.44	5,384,645	2.02%	11.71%
2015	0.00%	239,108	20.99	5,017,828	1.83%	1.11%
2014	0.00%	252,393	20.76	5,238,625	1.77%	13.42%
Dreyfus VIF - Appreciation Portfolio: Initial Shares(DCAP)
2018	0.00%	65,689	25.62	1,683,175	1.26%	-6.85%
2017	0.00%	69,417	27.51	1,909,533	1.34%	27.33%
2016	0.00%	73,062	21.60	1,578,403	1.65%	7.90%
2015	0.00%	75,586	20.02	1,513,325	1.72%	-2.47%
2014	0.00%	85,970	20.53	1,764,786	1.84%	8.09%
IVCO - IVCO VI American Franchise Fund: Series I Shares(ACEG)
2018	0.00%	27,945	19.53	545,687	0.00%	-3.62%
2017	0.00%	32,529	20.26	659,082	0.08%	27.34%
2016	0.00%	36,616	15.91	582,603	0.00%	2.27%
2015	0.00%	44,187	15.56	687,477	0.00%	5.01%
2014	0.00%	43,448	14.82	643,748	0.04%	8.44%
IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares(AVMCCI)
2018	0.00%	3,676	15.01	55,174	0.52%	-11.35%
2017	0.00%	3,772	16.93	63,863	0.61%	14.92%
2016	0.00%	1,363	14.73	20,081	0.10%	13.43%
2015	0.00%	683	12.99	8,871	0.37%	-4.03%
2014	0.00%	1,223	13.53	16,551	0.03%	4.43%
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)
2018	0.00%	52,494	17.16	900,591	0.00%	-5.58%
2017	0.00%	56,072	18.17	1,018,855	0.00%	22.49%
2016	0.00%	63,036	14.83	935,089	0.00%	0.76%
2015	0.00%	65,910	14.72	970,388	0.00%	1.21%
2014	0.00%	73,123	14.55	1,063,752	0.00%	8.04%
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2018	0.00%	140,920	11.38	1,603,498	1.45%	-6.46%
2017	0.00%	175,238	12.16	2,131,707	4.18%	10.16%
2016	0.00%	176,777	11.04	1,952,128	0.48%	11.64%
2015	0.00%	80,730	9.89	798,546	5.15%	-4.10%
2014	0.00%	30,846	10.31	318,159	0.00%	3.14%	****
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2018	0.00%	23,416	11.17	261,589	1.75%	-6.15%
2017	0.00%	19,128	11.90	227,690	1.67%	10.58%
2016	0.00%	14,041	10.76	151,140	1.64%	6.02%
2015	0.00%	8,177	10.15	83,021	1.42%	-4.54%
2014	0.00%	3,942	10.64	41,925	1.70%	3.00%
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2018	0.00%	19,615	11.32	222,109	1.90%	-8.84%
2017	0.00%	11,079	12.42	137,613	1.69%	17.45%
2016	0.00%	14,025	10.58	148,321	1.72%	5.51%
2015	0.00%	11,663	10.02	116,904	1.27%	-9.22%
2014	0.00%	12,941	11.04	142,883	1.23%	1.18%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2018	0.00%	13,281	11.46	152,253	1.53%	-7.38%
2017	0.00%	12,438	12.38	153,944	1.70%	13.83%
2016	0.00%	12,793	10.87	139,096	1.59%	6.14%
2015	0.00%	10,119	10.24	103,654	1.46%	-6.46%
2014	0.00%	6,442	10.95	70,547	1.38%	2.75%
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
2018	0.00%	1,138	7.73	8,792	1.19%	-22.74%	****
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2018	0.00%	10,689	13.13	140,386	2.13%	-7.07%
2017	0.00%	7,091	14.13	100,213	2.01%	14.67%
2016	0.00%	7,995	12.32	98,536	0.72%	3.59%
2015	0.00%	7,276	11.90	86,566	0.62%	-1.09%
2014	0.00%	9,250	12.03	111,266	0.68%	4.45%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2018	0.00%	104,197	21.17	2,205,335	0.48%	-15.03%
2017	0.00%	107,977	24.91	2,689,541	0.45%	13.15%
2016	0.00%	104,006	22.01	2,289,611	0.59%	25.09%
2015	0.00%	108,949	17.60	1,917,385	0.77%	-5.49%
2014	0.00%	101,218	18.62	1,884,714	0.68%	9.20%
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
2018	0.00%	34,926	10.29	359,453	3.07%	-2.57%
2017	0.00%	37,504	10.56	396,173	2.48%	3.92%
2016	0.00%	79,887	10.16	812,020	2.10%	4.71%
2015	0.00%	95,192	9.71	924,105	2.50%	-2.28%
2014	0.00%	185,774	9.93	1,845,547	1.76%	3.58%
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2018	0.00%	84,420	14.99	1,265,344	2.87%	-2.82%
2017	0.00%	83,460	15.42	1,287,236	2.46%	3.67%
2016	0.00%	115,932	14.88	1,724,740	1.84%	4.39%
2015	0.00%	123,528	14.25	1,760,505	2.11%	-2.47%
2014	0.00%	202,867	14.61	2,964,387	1.37%	3.30%
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
2018	0.00%	107,010	32.18	3,443,983	1.42%	-12.84%
2017	0.00%	111,972	36.92	4,134,330	1.55%	11.69%
2016	0.00%	116,973	33.06	3,866,811	1.69%	22.85%
2015	0.00%	111,202	26.91	2,992,192	1.68%	-1.43%
2014	0.00%	101,437	27.30	2,769,108	1.18%	16.42%
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)
2018	0.00%	12,094	10.07	121,750	5.53%	-2.66%
2017	0.00%	7,065	10.34	73,063	2.07%	3.42%	****
BR VSF Inc - BR Global Allocation VI Fund: Class I (BRVGA1)
2018	0.00%	93,251	13.17	1,228,365	0.97%	-7.34%
2017	0.00%	91,672	14.22	1,303,175	1.38%	13.86%
2016	0.00%	89,788	12.49	1,121,038	1.43%	4.11%
2015	0.00%	75,507	11.99	905,480	1.24%	-0.71%
2014	0.00%	58,490	12.08	706,430	2.62%	2.11%
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)
2018	0.00%	153,420	17.99	2,760,275	0.75%	-7.52%
2017	0.00%	186,437	19.45	3,627,014	1.13%	13.74%
2016	0.00%	212,480	17.10	3,634,229	1.08%	3.96%
2015	0.00%	248,157	16.45	4,082,871	0.99%	-0.87%
2014	0.00%	259,964	16.60	4,314,607	2.03%	1.97%
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
2018	0.00%	16,561	14.84	245,699	0.56%	-16.94%
2017	0.00%	16,144	17.86	288,372	0.57%	11.76%
2016	0.00%	10,534	15.98	168,368	0.64%	31.08%
2015	0.00%	12,168	12.19	148,365	0.52%	-6.46%
2014	0.00%	25,198	13.04	328,466	0.35%	5.62%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)
2018	0.00%	5,743	10.16	58,349	3.03%	-6.90%
2017	0.00%	6,171	10.91	67,342	0.00%	9.13%	****
Dimensional - VA GB Portfolio(DFVGB)
2018	0.00%	15,419	11.32	174,479	5.22%	1.75%
2017	0.00%	13,111	11.12	145,814	1.94%	2.11%
2016	0.00%	11,021	10.89	120,034	2.68%	1.73%
2015	0.00%	5,762	10.71	61,692	1.44%	1.55%
2014	0.00%	6,969	10.54	73,477	2.56%	2.88%
Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)
2018	0.00%	22,081	10.17	224,569	2.11%	-1.33%
2017	0.00%	19,810	10.31	204,191	4.28%	3.27%
2016	0.00%	754	9.98	7,526	0.00%	-0.19%	****
Dimensional - VA Intnl Small Portfolio (DFVIS)
2018	0.00%	10,594	14.75	156,258	1.87%	-19.77%
2017	0.00%	8,514	18.38	156,526	3.18%	29.95%
2016	0.00%	4,355	14.15	61,613	2.85%	6.23%
2015	0.00%	2,780	13.32	37,024	2.52%	5.81%
2014	0.00%	1,936	12.59	24,367	3.27%	-5.78%
Dimensional - VA Intnl Value Portfolio (DFVIV)
2018	0.00%	22,904	13.00	297,693	2.72%	-17.08%
2017	0.00%	21,377	15.68	335,096	4.03%	25.81%
2016	0.00%	7,171	12.46	89,350	3.89%	9.11%
2015	0.00%	4,785	11.42	54,644	3.75%	-6.96%
2014	0.00%	3,094	12.27	37,977	8.30%	-7.16%
Dimensional - VA ST Fixed Portfolio (DFVSTF)
2018	0.00%	5,126	10.45	53,582	1.76%	1.78%
2017	0.00%	4,075	10.27	41,852	1.31%	0.83%
2016	0.00%	2,371	10.19	24,150	0.92%	0.79%
2015	0.00%	1,057	10.11	10,682	0.39%	0.30%
2014	0.00%	539	10.08	5,431	0.23%	0.15%
Dimensional - VA US Large Value Portfolio (DFVULV)
2018	0.00%	21,291	20.12	428,389	2.17%	-12.12%
2017	0.00%	22,044	22.89	504,688	2.03%	19.08%
2016	0.00%	20,890	19.23	401,636	1.96%	18.87%
2015	0.00%	18,953	16.17	306,540	2.21%	-3.41%
2014	0.00%	13,189	16.74	220,837	2.05%	9.08%
Dimensional - VA US Targeted Value Portfolio (DFVUTV)
2018	0.00%	5,895	18.17	107,141	0.86%	-15.87%
2017	0.00%	7,139	21.60	154,225	1.08%	9.77%
2016	0.00%	6,218	19.68	122,377	1.15%	27.49%
2015	0.00%	4,196	15.44	64,775	1.52%	-5.23%
2014	0.00%	2,594	16.29	42,254	1.05%	3.71%
Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)
2018	0.00%	29,986	11.20	335,820	2.78%	-7.66%
2017	0.00%	13,284	12.13	161,117	1.92%	16.54%
2016	0.00%	10,134	10.41	105,469	0.00%	4.07%	****
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
2018	0.00%	64,836	16.96	1,099,899	3.08%	-0.59%
2017	0.00%	66,734	17.07	1,138,850	3.20%	4.04%
2016	0.00%	68,273	16.40	1,119,922	3.59%	3.82%
2015	0.00%	73,726	15.80	1,164,827	4.29%	-0.24%
2014	0.00%	102,217	15.84	1,618,909	3.77%	3.79%
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)
2018	0.00%	5,844	9.65	56,386	3.08%	-6.31%
2017	0.00%	10,285	10.30	105,914	0.25%	2.98%	****

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
2018	0.00%	222,745	15.32	3,411,351	0.68%	-24.77%
2017	0.00%	185,697	20.36	3,780,193	1.55%	-2.78%
2016	0.00%	161,229	20.94	3,375,793	0.50%	33.51%
2015	0.00%	164,457	15.68	2,579,169	1.00%	-20.75%
2014	0.00%	155,584	19.79	3,078,848	0.61%	-12.76%
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)
2018	0.00%	234,566	21.51	5,045,360	2.20%	-8.40%
2017	0.00%	238,886	23.48	5,609,463	1.64%	12.80%
2016	0.00%	245,479	20.82	5,110,006	2.37%	17.90%
2015	0.00%	238,610	17.66	4,212,824	3.08%	-4.09%
2014	0.00%	248,943	18.41	4,582,610	2.86%	8.65%
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
2018	0.00%	38,707	20.25	783,965	1.53%	-4.10%
2017	0.00%	40,297	21.12	851,099	1.40%	12.99%
2016	0.00%	46,792	18.69	874,655	1.34%	5.28%
2015	0.00%	53,504	17.76	949,984	1.70%	-0.31%
2014	0.00%	55,145	17.81	982,182	1.53%	4.35%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
2018	0.00%	125,750	21.36	2,685,697	1.40%	-5.98%
2017	0.00%	139,339	22.72	3,165,092	1.41%	16.47%
2016	0.00%	141,218	19.50	2,754,164	1.39%	6.04%
2015	0.00%	146,564	18.39	2,695,553	1.78%	-0.37%
2014	0.00%	145,778	18.46	2,690,950	1.53%	4.66%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
2018	0.00%	177,599	22.76	4,042,467	1.25%	-7.88%
2017	0.00%	188,118	24.71	4,648,372	1.37%	20.82%
2016	0.00%	174,747	20.45	3,573,994	1.53%	6.52%
2015	0.00%	153,221	19.20	2,941,922	1.67%	-0.34%
2014	0.00%	154,585	19.27	2,978,108	1.51%	4.86%
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)
2018	0.00%	177,407	30.85	5,472,552	0.15%	-0.27%
2017	0.00%	169,222	30.93	5,234,454	0.12%	35.00%
2016	0.00%	169,718	22.91	3,888,703	0.00%	0.71%
2015	0.00%	164,802	22.75	3,749,309	0.17%	7.05%
2014	0.00%	143,123	21.25	3,041,593	0.10%	11.19%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
2018	0.00%	258,379	16.87	4,359,469	2.44%	-0.63%
2017	0.00%	258,728	16.98	4,393,128	2.25%	4.16%
2016	0.00%	287,884	16.30	4,693,052	2.30%	4.63%
2015	0.00%	288,795	15.58	4,499,667	2.42%	-0.71%
2014	0.00%	311,903	15.69	4,894,243	2.28%	5.75%
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
2018	0.00%	240,070	28.79	6,910,474	0.55%	-14.64%
2017	0.00%	262,933	33.72	8,866,549	0.61%	20.70%
2016	0.00%	300,239	27.94	8,388,022	0.44%	12.11%
2015	0.00%	306,092	24.92	7,627,642	0.39%	-1.50%
2014	0.00%	340,307	25.30	8,609,359	0.16%	6.20%
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
2018	0.00%	208,975	9.93	2,076,139	1.41%	-14.88%
2017	0.00%	217,178	11.67	2,534,934	1.38%	30.10%
2016	0.00%	208,314	8.97	1,868,893	1.38%	-5.12%
2015	0.00%	214,321	9.46	2,026,574	1.25%	-5.44%	****
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
2018	0.00%	5,207	21.65	112,752	0.79%	-17.33%
2017	0.00%	6,660	26.19	174,447	1.41%	19.21%
2016	0.00%	6,830	21.97	150,072	0.94%	9.48%
2015	0.00%	10,501	20.07	210,756	0.88%	-3.05%
2014	0.00%	12,114	20.70	250,790	1.00%	6.69%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs - EM Portfolio - SC (FEMS)
2018	0.00%	29	8.33	242	0.87%	-16.70%	****
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2018	0.00%	120,079	19.13	2,296,599	4.76%	-4.30%
2017	0.00%	136,887	19.99	2,735,808	4.14%	9.67%
2016	0.00%	149,609	18.22	2,726,361	4.49%	14.02%
2015	0.00%	127,563	15.98	2,038,728	4.66%	-7.05%
2014	0.00%	143,355	17.20	2,464,998	5.65%	4.62%
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)
2018	0.00%	88,308	27.35	2,415,085	1.47%	-4.84%
2017	0.00%	95,893	28.74	2,755,954	1.69%	20.85%
2016	0.00%	106,138	23.78	2,524,155	1.63%	16.33%
2015	0.00%	104,518	20.44	2,136,747	1.72%	-3.42%
2014	0.00%	119,716	21.17	2,534,009	1.54%	9.01%
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)
2018	0.00%	170,281	26.46	4,506,340	1.12%	-12.69%
2017	0.00%	174,174	30.31	5,279,082	0.72%	10.92%
2016	0.00%	196,974	27.33	5,382,579	1.06%	30.54%
2015	0.00%	203,077	20.93	4,251,218	0.91%	-7.18%
2014	0.00%	222,216	22.55	5,011,905	0.84%	0.88%
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
2018	0.00%	114,309	10.53	1,203,239	0.83%	-15.79%
2017	0.00%	133,346	12.50	1,666,901	0.98%	40.41%
2016	0.00%	136,347	8.90	1,213,912	0.82%	17.44%
2015	0.00%	130,526	7.58	989,512	2.09%	-19.60%
2014	0.00%	151,392	9.43	1,427,516	1.51%	-5.71%	****
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2018	0.00%	225,424	8.64	1,947,166	2.66%	-15.44%
2017	0.00%	222,644	10.22	2,274,340	2.53%	16.69%
2016	0.00%	208,860	8.75	1,828,343	2.02%	7.18%
2015	0.00%	215,097	8.17	1,756,882	3.27%	-6.49%
2014	0.00%	221,480	8.73	1,934,607	1.90%	-12.65%	****
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
2018	0.00%	275,864	10.32	2,847,681	0.00%	1.94%
2017	0.00%	275,857	10.13	2,793,466	0.00%	1.93%
2016	0.00%	320,924	9.94	3,188,442	0.00%	2.94%
2015	0.00%	299,800	9.65	2,893,554	7.76%	-4.30%
2014	0.00%	303,125	10.09	3,057,236	5.11%	0.86%	****
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
2018	0.00%	74,227	14.84	1,101,430	3.01%	-9.65%
2017	0.00%	83,085	16.42	1,364,523	2.58%	11.98%
2016	0.00%	89,666	14.67	1,315,085	3.80%	13.18%
2015	0.00%	93,954	12.96	1,217,506	2.99%	-6.21%
2014	0.00%	100,743	13.82	1,391,959	2.78%	2.85%
FKL TMPLT VIPT - FKL Income VIP Fund: Class 1 (FTVIS1)
2018	0.00%	19,321	14.36	277,476	4.92%	-4.09%
2017	0.00%	22,422	14.97	336,036	4.06%	9.94%
2016	0.00%	21,895	13.62	298,208	4.97%	14.33%
2015	0.00%	18,870	11.91	224,786	4.26%	-6.84%
2014	0.00%	12,728	12.79	162,748	4.80%	4.92%
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2018	0.00%	3,039	14.93	45,374	3.50%	-9.34%
2017	0.00%	3,666	16.47	60,371	2.88%	12.17%
2016	0.00%	3,671	14.68	53,895	4.14%	13.43%
2015	0.00%	3,500	12.94	45,302	3.46%	-5.93%
2014	0.00%	3,485	13.76	47,949	3.03%	3.05%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)
2018	0.00%	113,177	11.61	1,314,384	0.00%	2.21%
2017	0.00%	113,666	11.36	1,291,464	0.00%	2.15%
2016	0.00%	108,677	11.12	1,208,742	0.00%	3.21%
2015	0.00%	60,814	10.78	655,366	7.74%	-4.10%
2014	0.00%	44,166	11.24	496,311	4.87%	2.12%
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
2018	0.00%	52,378	11.57	606,226	0.32%	-0.41%
2017	0.00%	11,334	11.62	131,726	0.01%	16.22%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2018	0.00%	83,802	30.88	2,588,067	1.23%	1.72%
2017	0.00%	82,297	30.36	2,498,630	0.00%	29.99%
2016	0.00%	79,105	23.36	1,847,548	0.86%	1.94%
2015	0.00%	91,472	22.91	2,095,680	1.30%	11.94%
2014	0.00%	107,249	20.47	2,195,109	0.03%	8.47%
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2018	0.00%	101,415	25.92	2,628,504	1.10%	0.91%
2017	0.00%	101,756	25.68	2,613,570	0.45%	44.91%
2016	0.00%	75,015	17.72	1,329,590	0.13%	13.85%
2015	0.00%	119,611	15.57	1,862,111	0.65%	4.65%
2014	0.00%	73,647	14.88	1,095,642	0.00%	9.35%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2018	0.00%	225,720	9.50	2,144,084	1.68%	-15.14%
2017	0.00%	233,028	11.19	2,608,284	1.57%	30.80%
2016	0.00%	249,106	8.56	2,131,633	5.32%	-6.71%
2015	0.00%	301,466	9.17	2,765,145	0.58%	-8.80%
2014	0.00%	234,243	10.06	2,355,954	5.97%	-12.10%
LAITSeries Fund Inc - Total Return Portfolio: Class VC(LOVTRC)
2018	0.00%	48,114	10.34	497,615	4.35%	-1.03%
2017	0.00%	21,776	10.45	227,552	6.56%	3.86%
2016	0.00%	3,193	10.06	32,125	4.44%	0.61%	****
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2018	0.00%	176,439	13.54	2,389,014	0.57%	0.81%
2017	0.00%	205,129	13.43	2,755,182	0.65%	28.42%
2016	0.00%	209,452	10.46	2,190,582	0.44%	6.08%
2015	0.00%	87,690	9.86	864,592	0.49%	-1.40%	****
MFS(R)VIT II - MFS Intnl Value Portfolio: Initial Class (MVIVIC)
2018	0.00%	39,851	17.68	704,444	1.11%	-9.49%
2017	0.00%	39,093	19.53	763,492	1.55%	27.14%
2016	0.00%	41,689	15.36	640,372	1.72%	4.05%
2015	0.00%	19,281	14.76	284,641	1.66%	6.65%
2014	0.00%	17,102	13.84	236,725	2.32%	1.34%
MFS(R)VIT - MFS New Discovery Series: Initial Class (MNDIC)
2018	0.00%	44,495	18.11	805,908	0.00%	-1.48%
2017	0.00%	30,506	18.38	560,809	0.00%	26.65%
2016	0.00%	33,121	14.51	480,741	0.00%	9.05%
2015	0.00%	39,957	13.31	531,827	0.00%	-1.89%
2014	0.00%	31,446	13.57	426,588	0.00%	-7.26%
MFS(R)VIT - MFS Value Series: Initial Class (MVFIC)
2018	0.00%	337,246	26.94	9,084,721	1.52%	-10.09%
2017	0.00%	358,696	29.96	10,746,450	1.96%	17.65%
2016	0.00%	354,182	25.47	9,019,258	2.16%	14.09%
2015	0.00%	327,764	22.32	7,315,806	2.29%	-0.74%
2014	0.00%	299,560	22.49	6,735,902	1.53%	10.51%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
2018	0.00%	143,582	20.15	2,892,476	0.92%	-9.72%
2017	0.00%	161,165	22.31	3,596,381	1.36%	26.82%
2016	0.00%	144,906	17.60	2,549,759	1.08%	3.84%
2015	0.00%	135,488	16.95	2,295,861	1.91%	6.32%
2014	0.00%	63,861	15.94	1,017,809	1.89%	1.13%
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2018	0.00%	30,072	16.60	499,341	2.54%	-0.65%
2017	0.00%	29,838	16.71	498,703	3.19%	6.24%
2016	0.00%	26,916	15.73	423,432	1.94%	6.11%
2015	0.00%	28,605	14.83	424,088	3.43%	-0.65%
2014	0.00%	36,519	14.92	544,965	3.16%	7.85%
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2018	0.00%	1,392	10.18	14,175	3.77%	1.83%	****
NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)
2018	0.00%	4,857	11.32	54,984	2.47%	-5.38%
2017	0.00%	3,749	11.96	44,853	2.35%	14.30%
2016	0.00%	2,291	10.47	23,980	2.47%	5.94%
2015	0.00%	1,205	9.88	11,906	2.82%	-3.10%
2014	0.00%	140	10.20	1,427	1.73%	1.96%	****
NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)
2018	0.00%	7,770	11.56	89,859	2.47%	-5.82%
2017	0.00%	4,069	12.28	49,966	3.03%	17.23%
2016	0.00%	2,172	10.47	22,751	3.23%	7.23%
2015	0.00%	296	9.77	2,891	3.94%	-3.71%
2014	0.00%	17	10.15	172	1.40%	1.45%	****
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
2018	0.00%	6,934	11.05	76,596	2.27%	-6.81%
2017	0.00%	7,218	11.85	85,559	2.10%	14.96%
2016	0.00%	3,862	10.31	39,821	2.67%	5.74%
2015	0.00%	3,464	9.75	33,777	1.59%	-4.03%
2014	0.00%	3,096	10.16	31,456	6.40%	1.60%	****
NW VIT - NVIT Cardinal(SM)Managed Growth Fund: Class I (NCPG)
2018	0.00%	23,791	11.25	267,742	2.47%	-6.79%
2017	0.00%	19,034	12.07	229,802	2.56%	17.98%
2016	0.00%	7,546	10.23	77,222	2.69%	6.40%
2015	0.00%	6,813	9.62	65,527	1.57%	-4.62%
2014	0.00%	20	10.08	202	2.72%	0.84%	****
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
2018	0.00%	51,347	10.81	555,280	2.79%	-0.36%
2017	0.00%	38,038	10.85	412,856	2.22%	3.12%
2016	0.00%	33,970	10.53	357,545	2.79%	2.26%
2015	0.00%	6,760	10.29	69,578	2.70%	0.14%
2014	0.00%	3,467	10.28	35,634	5.89%	2.78%	****
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)
2018	0.00%	51,025	9.90	505,007	2.99%	-13.81%
2017	0.00%	34,764	11.48	399,190	3.07%	24.88%
2016	0.00%	28,680	9.19	263,707	4.07%	0.92%
2015	0.00%	11,863	9.11	108,081	2.31%	-0.96%
2014	0.00%	4,881	9.20	44,900	2.26%	-8.01%	****
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2018	0.00%	173,945	27.88	4,849,523	1.40%	-9.35%
2017	0.00%	193,185	30.75	5,941,326	1.67%	8.67%
2016	0.00%	222,181	28.30	6,287,643	2.39%	20.44%
2015	0.00%	230,837	23.50	5,424,040	2.42%	-4.28%
2014	0.00%	246,559	24.55	6,052,204	2.03%	13.12%
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2018	0.00%	394,997	19.92	7,866,887	1.24%	-4.98%
2017	0.00%	376,456	20.96	7,890,465	1.12%	15.79%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.00%	348,170	18.10	6,302,323	2.09%	9.00%
2015	0.00%	268,535	16.61	4,459,503	1.45%	0.98%
2014	0.00%	249,935	16.44	4,110,165	0.96%	4.99%
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
2018	0.00%	51,331	13.80	708,353	2.38%	-1.07%
2017	0.00%	47,559	13.95	663,421	1.23%	3.21%
2016	0.00%	73,623	13.52	995,043	2.78%	2.65%
2015	0.00%	57,838	13.17	761,520	1.36%	-0.23%
2014	0.00%	57,067	13.20	753,108	1.24%	4.98%
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
2018	0.00%	138,511	22.02	3,050,652	0.23%	-9.42%
2017	0.00%	141,719	24.32	3,445,979	0.71%	30.97%
2016	0.00%	143,017	18.57	2,655,312	1.46%	0.19%
2015	0.00%	149,827	18.53	2,776,559	0.66%	6.54%
2014	0.00%	146,400	17.39	2,546,436	0.72%	1.84%
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
2018	0.00%	191,011	24.51	4,681,969	0.31%	-0.66%
2017	0.00%	199,101	24.67	4,912,496	0.31%	27.80%
2016	0.00%	218,381	19.31	4,216,254	0.22%	9.06%
2015	0.00%	244,566	17.70	4,329,421	0.74%	6.43%
2014	0.00%	245,634	16.63	4,085,730	0.46%	8.07%
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
2018	0.00%	86,518	19.96	1,727,082	1.04%	-2.18%
2017	0.00%	89,117	20.41	1,818,695	1.39%	21.93%
2016	0.00%	91,976	16.74	1,539,494	1.21%	11.09%
2015	0.00%	92,230	15.07	1,389,676	0.83%	1.09%
2014	0.00%	102,595	14.91	1,529,230	0.83%	10.23%
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
2018	0.00%	72,042	20.99	1,512,198	5.96%	-3.00%
2017	0.00%	72,443	21.64	1,567,626	5.44%	6.76%
2016	0.00%	74,657	20.27	1,513,290	5.49%	14.16%
2015	0.00%	85,128	17.76	1,511,563	4.54%	-2.61%
2014	0.00%	123,863	18.23	2,258,225	3.63%	2.55%
NW VIT - NVIT EM Fund: Class I (GEM)
2018	0.00%	292,690	10.30	3,015,798	0.66%	-17.42%
2017	0.00%	347,881	12.48	4,340,389	1.51%	41.50%
2016	0.00%	256,317	8.82	2,260,043	0.83%	7.72%
2015	0.00%	240,457	8.19	1,968,324	0.82%	-15.99%
2014	0.00%	253,805	9.74	2,473,168	0.84%	-2.56%	****
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
2018	0.00%	69,997	10.41	728,456	2.07%	-14.53%
2017	0.00%	69,700	12.18	848,726	1.84%	27.45%
2016	0.00%	60,531	9.55	578,318	2.31%	0.87%
2015	0.00%	49,659	9.47	470,360	0.51%	-3.06%
2014	0.00%	44,801	9.77	437,725	1.78%	-2.30%	****
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
2018	0.00%	29,789	10.28	306,327	1.78%	-14.80%
2017	0.00%	32,280	12.07	389,611	1.47%	27.07%
2016	0.00%	39,468	9.50	374,877	1.92%	0.63%
2015	0.00%	41,921	9.44	395,669	0.27%	-3.22%
2014	0.00%	46,167	9.75	450,243	3.79%	-0.72%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2018	0.00%	74,585	19.40	1,447,156	0.56%	-4.76%
2017	0.00%	74,248	20.37	1,512,697	0.54%	24.85%
2016	0.00%	75,355	16.32	1,229,643	0.82%	13.60%
2015	0.00%	76,170	14.36	1,094,123	0.73%	-1.08%
2014	0.00%	90,303	14.52	1,311,288	0.91%	6.60%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
2018	0.00%	173,261	20.19	3,498,074	0.57%	-5.87%
2017	0.00%	179,944	21.45	3,859,736	0.53%	18.36%
2016	0.00%	189,961	18.12	3,442,467	0.70%	10.11%
2015	0.00%	206,881	16.46	3,404,902	0.78%	-0.42%
2014	0.00%	208,011	16.53	3,437,884	0.90%	10.51%
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
2018	0.00%	251,531	16.09	4,047,912	1.99%	-10.72%
2017	0.00%	241,045	18.03	4,345,027	1.41%	19.99%
2016	0.00%	227,718	15.02	3,420,872	2.24%	8.33%
2015	0.00%	262,584	13.87	3,641,482	2.83%	-1.58%
2014	0.00%	256,282	14.09	3,610,967	2.04%	4.48%
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
2018	0.00%	122,333	15.44	1,888,329	2.37%	-6.04%
2017	0.00%	116,186	16.43	1,908,805	1.56%	12.01%
2016	0.00%	131,021	14.67	1,921,767	2.83%	6.28%
2015	0.00%	121,759	13.80	1,680,313	2.80%	-1.05%
2014	0.00%	114,207	13.95	1,592,880	2.49%	4.46%
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)
2018	0.00%	257,983	16.05	4,141,236	2.16%	-8.04%
2017	0.00%	257,591	17.46	4,496,626	1.82%	16.01%
2016	0.00%	254,029	15.05	3,822,442	2.89%	7.32%
2015	0.00%	242,684	14.02	3,402,719	3.02%	-1.15%
2014	0.00%	297,463	14.18	4,219,121	2.60%	4.70%
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
2018	0.00%	51,267	14.17	726,266	2.43%	-2.51%
2017	0.00%	49,735	14.53	722,683	2.29%	6.35%
2016	0.00%	47,277	13.66	645,924	2.36%	4.81%
2015	0.00%	46,960	13.03	612,123	2.27%	-0.65%
2014	0.00%	44,508	13.12	583,957	1.64%	3.42%
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
2018	0.00%	381,845	15.78	6,024,721	2.13%	-7.07%
2017	0.00%	415,576	16.98	7,055,414	1.83%	14.05%
2016	0.00%	450,291	14.89	6,702,756	2.54%	6.82%
2015	0.00%	556,849	13.94	7,759,765	2.83%	-0.98%
2014	0.00%	594,818	14.07	8,370,493	2.51%	4.66%
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2018	0.00%	888,971	16.05	14,268,446	2.15%	-9.39%
2017	0.00%	913,181	17.71	16,175,634	1.57%	18.16%
2016	0.00%	1,008,854	14.99	15,124,416	2.70%	7.69%
2015	0.00%	1,062,039	13.92	14,785,114	3.05%	-1.43%
2014	0.00%	1,268,509	14.12	17,915,041	2.41%	4.66%
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
2018	0.00%	22,790	15.12	344,673	2.05%	-4.68%
2017	0.00%	28,179	15.87	447,081	1.63%	10.08%
2016	0.00%	39,327	14.41	566,832	2.64%	5.99%
2015	0.00%	47,253	13.60	642,551	2.45%	-0.88%
2014	0.00%	49,619	13.72	680,709	2.39%	4.17%
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
2018	0.00%	49,919	14.91	744,043	3.20%	-0.42%
2017	0.00%	54,214	14.97	811,461	2.65%	4.40%
2016	0.00%	61,854	14.34	886,826	3.46%	5.35%
2015	0.00%	52,835	13.61	719,076	2.97%	-0.72%
2014	0.00%	55,369	13.71	759,029	2.78%	5.06%
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2018	0.00%	43,614	15.73	686,162	2.71%	-1.20%
2017	0.00%	44,853	15.92	714,254	3.44%	3.94%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.00%	23,913	15.32	366,357	3.82%	3.70%
2015	0.00%	17,850	14.77	263,715	2.85%	-0.32%
2014	0.00%	8,257	14.82	122,377	2.47%	5.09%
NW VIT - NVIT NW Fund: Class I (TRF)
2018	0.00%	104,884	25.53	2,678,133	1.06%	0.00%
2017	0.00%	115,502	25.53	2,949,329	1.01%	20.52%
2016	0.00%	123,453	21.19	2,615,578	1.40%	11.39%
2015	0.00%	139,357	19.02	2,650,664	1.22%	0.94%
2014	0.00%	146,750	18.84	2,765,412	1.16%	12.15%
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
2018	0.00%	174,430	15.04	2,623,453	2.08%	-0.05%
2017	0.00%	196,901	15.05	2,962,843	2.10%	2.08%
2016	0.00%	197,318	14.74	2,908,499	1.89%	0.74%
2015	0.00%	201,463	14.63	2,947,738	1.77%	-0.11%
2014	0.00%	201,465	14.65	2,950,972	1.98%	4.57%
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
2018	0.00%	51,908	9.96	516,886	2.47%	-13.90%
2017	0.00%	51,590	11.57	596,645	2.61%	24.56%
2016	0.00%	54,708	9.29	507,965	2.43%	0.75%
2015	0.00%	65,877	9.22	607,110	2.16%	-1.26%
2014	0.00%	57,891	9.33	540,310	1.85%	-6.67%	****
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	0.00%	385,881	21.85	8,433,080	1.51%	-8.85%
2017	0.00%	391,889	23.98	9,396,335	1.51%	18.43%
2016	0.00%	440,449	20.25	8,917,328	1.64%	9.47%
2015	0.00%	457,726	18.50	8,465,651	1.42%	-1.00%
2014	0.00%	464,591	18.68	8,679,230	1.63%	4.99%
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018	0.00%	37,993	18.78	713,373	1.97%	-4.85%
2017	0.00%	33,785	19.73	666,690	1.99%	11.13%
2016	0.00%	25,585	17.76	454,311	1.14%	6.30%
2015	0.00%	51,374	16.70	858,162	1.73%	-0.17%
2014	0.00%	49,253	16.73	824,163	1.88%	4.59%
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018	0.00%	21,464	22.00	472,125	1.67%	-6.47%
2017	0.00%	22,604	23.52	531,595	1.83%	14.81%
2016	0.00%	19,886	20.48	407,354	1.81%	7.74%
2015	0.00%	21,844	19.01	415,321	1.54%	-0.53%
2014	0.00%	24,147	19.11	461,562	1.70%	5.21%
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	0.00%	37,159	16.09	598,047	1.85%	-1.80%
2017	0.00%	46,389	16.39	760,307	1.80%	5.68%
2016	0.00%	55,075	15.51	854,134	1.87%	4.26%
2015	0.00%	62,329	14.87	927,107	1.63%	0.26%
2014	0.00%	70,838	14.84	1,050,889	1.63%	3.89%
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.00%	1,106,796	19.67	21,766,848	1.83%	-5.68%
2017	0.00%	1,180,019	20.85	24,604,286	1.74%	12.93%
2016	0.00%	1,466,860	18.46	27,084,193	1.92%	7.14%
2015	0.00%	1,504,455	17.23	25,926,536	1.60%	-0.33%
2014	0.00%	1,574,486	17.29	27,224,494	1.73%	5.18%
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	0.00%	1,856,017	21.13	39,226,888	1.60%	-7.73%
2017	0.00%	1,993,728	22.90	45,665,516	1.63%	16.68%
2016	0.00%	2,157,528	19.63	42,353,621	1.75%	8.48%
2015	0.00%	2,370,910	18.10	42,903,772	1.46%	-0.73%
2014	0.00%	2,498,172	18.23	45,538,945	1.67%	4.96%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	0.00%	73,685	18.07	1,331,710	1.89%	-3.73%
2017	0.00%	80,239	18.77	1,506,371	1.87%	9.21%
2016	0.00%	86,389	17.19	1,485,044	1.96%	5.70%
2015	0.00%	84,257	16.26	1,370,254	1.59%	-0.03%
2014	0.00%	99,372	16.27	1,616,560	1.80%	4.74%
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
2018	0.00%	142,407	29.88	4,255,719	1.35%	-11.38%
2017	0.00%	140,820	33.72	4,748,879	1.13%	15.78%
2016	0.00%	132,413	29.13	3,856,827	1.29%	20.29%
2015	0.00%	132,864	24.21	3,217,238	1.13%	-2.53%
2014	0.00%	132,344	24.84	3,287,967	1.07%	9.42%
NW VIT - NVIT Gov MM Fund: Class I (SAM)
2018	0.00%	503,327	11.69	5,884,755	1.36%	1.39%
2017	0.00%	466,997	11.53	5,385,104	-3.60%	0.42%
2016	0.00%	495,360	11.48	5,688,195	-0.03%	0.01%
2015	0.00%	580,279	11.48	6,662,806	0.00%	0.00%
2014	0.00%	555,262	11.48	6,375,559	0.00%	0.00%
NW VIT - NVIT Gov MM Fund: Class V (SAM5)
2018	0.00%	435,541	10.20	4,440,381	1.16%	1.44%
2017	0.00%	203,549	10.05	2,045,715	0.51%	0.47%
2016	0.00%	35,511	10.00	355,219	0.03%	0.03%
2015	0.00%	88,023	10.00	880,230	0.00%	0.00%
2014	0.00%	39,404	10.00	394,040	0.00%	0.00%
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2018	0.00%	184,932	10.02	1,853,893	1.06%	-16.46%
2017	0.00%	199,856	12.00	2,398,157	1.24%	25.77%
2016	0.00%	208,871	9.54	1,992,762	1.42%	-2.12%
2015	0.00%	232,674	9.75	2,267,980	0.72%	-0.49%
2014	0.00%	239,927	9.80	2,350,215	1.08%	-2.04%	****
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
2018	0.00%	127,039	9.26	1,176,321	4.34%	-17.16%
2017	0.00%	135,641	11.18	1,516,167	2.74%	22.92%
2016	0.00%	135,214	9.09	1,229,537	3.12%	5.23%
2015	0.00%	132,572	8.64	1,145,647	1.24%	-5.12%
2014	0.00%	141,163	9.11	1,285,696	1.77%	-8.92%	****
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2018	0.00%	225,217	21.39	4,818,217	0.31%	-3.08%
2017	0.00%	237,078	22.07	5,232,954	0.37%	30.20%
2016	0.00%	242,099	16.95	4,104,200	0.81%	2.19%
2015	0.00%	277,817	16.59	4,608,799	0.48%	3.43%
2014	0.00%	275,599	16.04	4,420,197	0.51%	10.44%
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2018	0.00%	103,246	17.38	1,793,969	1.49%	-11.58%
2017	0.00%	109,727	19.65	2,156,386	1.54%	14.54%
2016	0.00%	108,614	17.16	1,863,606	1.83%	16.35%
2015	0.00%	116,434	14.75	1,717,050	1.21%	-3.15%
2014	0.00%	132,374	15.23	2,015,625	1.16%	10.52%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2018	0.00%	158,438	20.36	3,226,174	0.00%	-6.85%
2017	0.00%	173,342	21.86	3,789,231	0.00%	27.74%
2016	0.00%	183,593	17.11	3,141,862	0.00%	6.47%
2015	0.00%	202,652	16.07	3,257,423	0.00%	-0.18%
2014	0.00%	196,566	16.10	3,165,444	0.00%	4.04%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2018	0.00%	4,808	19.15	92,072	1.28%	-13.12%
2017	0.00%	4,198	22.04	92,526	1.32%	13.95%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.00%	3,989	19.34	77,158	2.60%	17.72%
2015	0.00%	1,255	16.43	20,621	0.61%	-2.75%
2014	0.00%	4,684	16.90	79,140	2.22%	17.15%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2018	0.00%	125,897	21.49	2,705,190	1.04%	-13.15%
2017	0.00%	140,709	24.74	3,481,423	1.10%	13.84%
2016	0.00%	149,745	21.73	3,254,614	1.37%	17.59%
2015	0.00%	164,489	18.48	3,040,203	1.30%	-2.89%
2014	0.00%	151,863	19.03	2,890,235	1.45%	17.02%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2018	0.00%	48,117	22.86	1,100,151	0.00%	-7.94%
2017	0.00%	50,135	24.84	1,245,143	0.00%	24.92%
2016	0.00%	61,839	19.88	1,229,400	0.00%	8.30%
2015	0.00%	62,133	18.36	1,140,528	0.00%	0.76%
2014	0.00%	83,939	18.22	1,529,237	0.00%	2.81%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.00%	41,951	23.54	987,433	0.61%	-16.95%
2017	0.00%	53,348	28.34	1,512,017	0.50%	9.06%
2016	0.00%	56,985	25.99	1,480,887	0.67%	25.93%
2015	0.00%	52,131	20.64	1,075,776	0.70%	-6.02%
2014	0.00%	54,707	21.96	1,201,277	0.51%	7.02%
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2018	0.00%	83,105	25.50	2,119,561	0.01%	-12.63%
2017	0.00%	86,198	29.19	2,516,345	0.00%	13.49%
2016	0.00%	87,908	25.72	2,261,282	0.33%	22.83%
2015	0.00%	94,166	20.94	1,972,019	0.37%	-1.63%
2014	0.00%	104,414	21.29	2,222,977	0.17%	0.82%
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
2018	0.00%	127,321	17.02	2,166,505	2.71%	-2.34%
2017	0.00%	134,413	17.42	2,342,099	4.57%	6.33%
2016	0.00%	149,972	16.39	2,457,615	3.23%	8.65%
2015	0.00%	159,345	15.08	2,403,404	1.98%	-2.89%
2014	0.00%	157,797	15.53	2,450,888	3.13%	3.88%
NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)
2018	0.00%	8,276	10.88	90,073	2.18%	0.98%
2017	0.00%	9,545	10.78	102,875	2.13%	1.95%
2016	0.00%	8,359	10.57	88,368	1.59%	2.74%
2015	0.00%	9,858	10.29	101,431	2.19%	-0.08%
2014	0.00%	8,276	10.30	85,225	1.28%	0.77%
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
2018	0.00%	64,419	12.04	775,444	2.11%	0.82%
2017	0.00%	70,684	11.94	843,936	1.73%	1.58%
2016	0.00%	66,901	11.75	786,352	1.69%	2.49%
2015	0.00%	68,178	11.47	781,881	1.79%	-0.34%
2014	0.00%	62,885	11.51	723,647	1.00%	0.49%
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
2018	0.00%	471,092	33.57	15,813,728	0.78%	-1.27%
2017	0.00%	503,866	34.00	17,131,874	0.48%	27.31%
2016	0.00%	554,649	26.71	14,812,940	0.75%	3.63%
2015	0.00%	581,611	25.77	14,988,613	0.64%	5.09%
2014	0.00%	627,642	24.52	15,391,029	0.72%	8.80%
NW VIT - NVIT ID Aggressive Fund: Class P (NVIDAP)
2018	0.00%	64,584	16.53	1,067,651	1.70%	-8.66%
2017	0.00%	59,753	18.10	1,081,384	2.14%	18.65%
2016	0.00%	40,461	15.25	617,135	2.06%	9.52%
2015	0.00%	32,409	13.93	451,337	2.02%	-0.79%
2014	0.00%	21,483	14.04	301,550	2.35%	5.13%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT ID Balanced Fund: Class P (NVDBLP)
2018	0.00%	26,621	13.86	368,980	2.22%	-4.63%
2017	0.00%	24,453	14.53	355,385	2.08%	11.27%
2016	0.00%	22,662	13.06	296,003	2.24%	6.42%
2015	0.00%	19,264	12.27	236,451	2.01%	-0.01%
2014	0.00%	15,689	12.28	192,589	2.35%	4.69%
NW VIT - NVIT ID CAF: Class P (NVDCAP)
2018	0.00%	30,532	15.18	463,338	2.00%	-6.36%
2017	0.00%	26,876	16.21	435,567	1.95%	15.00%
2016	0.00%	24,017	14.09	338,478	2.21%	7.95%
2015	0.00%	18,883	13.06	246,531	2.04%	-0.39%
2014	0.00%	12,559	13.11	164,612	2.39%	5.36%
NW VIT - NVIT ID Conservative Fund: Class P (NVIDCP)
2018	0.00%	15,366	12.20	187,390	2.60%	-1.62%
2017	0.00%	12,429	12.40	154,076	1.94%	5.89%
2016	0.00%	16,052	11.71	187,914	2.34%	4.35%
2015	0.00%	13,767	11.22	154,452	2.49%	0.45%
2014	0.00%	8,847	11.17	98,811	2.48%	4.08%
NW VIT - NVIT ID Moderate Fund: Class P (NVIDMP)
2018	0.00%	156,141	14.58	2,276,303	2.26%	-5.53%
2017	0.00%	134,732	15.43	2,079,099	1.97%	13.16%
2016	0.00%	133,300	13.64	1,817,807	2.21%	7.28%
2015	0.00%	125,261	12.71	1,592,255	2.07%	-0.15%
2014	0.00%	98,769	12.73	1,257,446	2.21%	5.31%
NW VIT - NVIT ID Moderately Aggressive Fund: Class P (NVDMAP)
2018	0.00%	86,553	15.68	1,357,132	1.93%	-7.61%
2017	0.00%	79,833	16.97	1,354,993	1.89%	16.83%
2016	0.00%	75,049	14.53	1,090,203	2.18%	8.64%
2015	0.00%	62,008	13.37	829,139	1.93%	-0.59%
2014	0.00%	47,106	13.45	633,601	2.17%	5.11%
NW VIT - NVIT ID Moderately Conservative Fund: Class P (NVDMCP)
2018	0.00%	24,232	13.34	323,206	2.25%	-3.58%
2017	0.00%	22,137	13.83	306,220	2.15%	9.33%
2016	0.00%	19,735	12.65	249,691	2.27%	5.83%
2015	0.00%	17,737	11.95	212,041	2.04%	0.16%
2014	0.00%	15,086	11.94	180,061	2.20%	4.88%
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018	0.00%	108,312	16.10	1,743,425	1.91%	-15.69%
2017	0.00%	115,338	19.09	2,201,979	2.00%	22.72%
2016	0.00%	122,506	15.56	1,905,875	2.09%	1.12%
2015	0.00%	135,204	15.39	2,080,216	1.87%	-3.90%
2014	0.00%	134,015	16.01	2,145,648	3.65%	-8.15%
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
2018	0.00%	149,234	23.39	3,491,092	1.82%	-7.26%
2017	0.00%	153,490	25.22	3,871,564	3.16%	18.00%
2016	0.00%	153,650	21.38	3,284,538	2.70%	17.89%
2015	0.00%	175,696	18.13	3,185,945	1.57%	-6.30%
2014	0.00%	184,724	19.35	3,574,810	1.75%	9.17%
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
2018	0.00%	221,367	16.37	3,624,642	1.87%	-3.92%
2017	0.00%	232,181	17.04	3,956,889	2.09%	6.50%
2016	0.00%	262,401	16.00	4,199,117	2.02%	7.35%
2015	0.00%	282,782	14.91	4,215,543	2.67%	-5.36%
2014	0.00%	310,416	15.75	4,889,430	2.99%	28.88%
NW VIT - NVIT DFA CAF: Class P (NVLCAP)
2018	0.00%	4,373	13.57	59,352	1.84%	-10.06%
2017	0.00%	4,129	15.09	62,310	1.97%	17.98%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.00%	4,083	12.79	52,227	2.74%	11.54%
2015	0.00%	1,816	11.47	20,826	2.82%	-3.00%
2014	0.00%	1,532	11.82	18,113	2.52%	3.34%
NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)
2018	0.00%	23,055	12.94	298,377	1.69%	-7.73%
2017	0.00%	23,308	14.03	326,905	1.94%	14.00%
2016	0.00%	15,076	12.30	185,480	1.71%	8.96%
2015	0.00%	10,163	11.29	114,750	2.09%	-1.70%
2014	0.00%	9,110	11.49	104,635	1.93%	2.09%
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2018	0.00%	51,692	15.43	797,556	1.18%	-11.34%
2017	0.00%	37,811	17.40	658,023	0.96%	14.18%
2016	0.00%	30,006	15.24	457,340	1.38%	20.87%
2015	0.00%	16,400	12.61	206,803	1.25%	-4.88%
2014	0.00%	11,466	13.26	152,006	0.98%	4.55%
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)
2018	0.00%	442,741	17.57	7,778,574	1.90%	-4.62%
2017	0.00%	346,747	18.42	6,386,983	2.14%	21.53%
2016	0.00%	248,793	15.16	3,770,880	2.27%	11.66%
2015	0.00%	205,693	13.57	2,791,960	2.58%	1.16%
2014	0.00%	86,100	13.42	1,155,236	2.64%	13.36%
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
2018	0.00%	106,049	12.57	1,332,603	1.73%	1.02%
2017	0.00%	98,879	12.44	1,229,949	1.15%	0.89%
2016	0.00%	157,175	12.33	1,937,818	1.03%	1.22%
2015	0.00%	113,447	12.18	1,381,847	1.57%	0.18%
2014	0.00%	103,745	12.16	1,261,353	1.45%	0.61%
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2018	0.00%	21,468	11.64	249,858	0.00%	-6.56%
2017	0.00%	22,298	12.46	277,730	0.00%	24.56%
2016	0.00%	22,660	10.00	226,585	0.00%	4.16%
2015	0.00%	22,699	9.60	217,906	0.00%	-4.00%	****
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2018	0.00%	29,564	26.39	780,091	0.49%	-5.73%
2017	0.00%	30,080	27.99	841,908	0.49%	18.43%
2016	0.00%	32,732	23.63	773,577	0.67%	9.86%
2015	0.00%	43,391	21.51	933,435	0.53%	-0.46%
2014	0.00%	51,011	21.61	1,102,469	0.37%	10.38%
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
2018	0.00%	218,071	18.58	4,052,665	1.00%	-13.18%
2017	0.00%	223,738	21.41	4,789,154	0.94%	36.66%
2016	0.00%	228,528	15.66	3,579,358	1.04%	0.08%
2015	0.00%	231,643	15.65	3,625,174	1.30%	3.94%
2014	0.00%	243,058	15.06	3,659,480	1.11%	2.29%
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
2018	0.00%	67,531	9.38	633,247	0.84%	-19.42%
2017	0.00%	127,298	11.64	1,481,312	1.75%	26.29%
2016	0.00%	50,417	9.21	464,548	1.00%	-2.12%
2015	0.00%	14,374	9.41	135,309	0.46%	3.43%
2014	0.00%	2,370	9.10	21,569	0.01%	-8.99%	****

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
2018	0.00%	174,937	25.04	4,379,616	1.15%	-7.89%
2017	0.00%	191,799	27.18	5,212,828	1.23%	16.91%
2016	0.00%	206,612	23.25	4,803,252	1.13%	11.62%
2015	0.00%	209,415	20.83	4,361,729	0.93%	3.33%
2014	0.00%	215,290	20.16	4,339,657	0.82%	10.70%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
2018	0.00%	103,215	28.32	2,922,765	0.30%	-10.32%
2017	0.00%	108,717	31.58	3,432,946	0.85%	14.16%
2016	0.00%	106,704	27.66	2,951,561	0.50%	18.05%
2015	0.00%	106,633	23.43	2,498,551	0.88%	-5.90%
2014	0.00%	87,944	24.90	2,189,817	0.85%	11.93%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2018	0.00%	32,006	11.06	353,984	5.12%	-4.40%
2017	0.00%	34,203	11.57	395,683	2.27%	6.27%
2016	0.00%	34,280	10.89	373,168	4.99%	6.53%
2015	0.00%	37,480	10.22	382,984	5.78%	-2.26%
2014	0.00%	35,491	10.45	371,046	4.02%	2.84%
PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)
2018	0.00%	45,629	11.92	544,065	3.23%	-5.41%
2017	0.00%	41,154	12.61	518,756	4.73%	13.54%
2016	0.00%	44,494	11.10	493,966	2.84%	12.93%
2015	0.00%	36,417	9.83	358,008	3.47%	-8.99%
2014	0.00%	36,285	10.80	391,932	5.74%	0.47%
PIMCO VIT - CommodityReaLReturn(R) SP: Administrative Class (PMVRSA)
2018	0.00%	17,701	5.58	98,705	2.16%	-14.13%
2017	0.00%	9,743	6.49	63,270	10.83%	2.15%
2016	0.00%	8,226	6.36	52,293	1.13%	15.16%
2015	0.00%	5,371	5.52	29,650	4.38%	-25.70%
2014	0.00%	3,732	7.43	27,730	0.29%	-25.70%	****
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)
2018	0.00%	35,369	13.15	465,042	4.91%	-3.98%
2017	0.00%	38,215	13.69	523,265	1.60%	10.85%
2016	0.00%	40,867	12.35	504,829	1.16%	3.01%
2015	0.00%	110,041	11.99	1,319,665	1.45%	-7.08%
2014	0.00%	63,127	12.91	814,753	2.17%	0.40%
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)
2018	0.00%	222,241	12.97	2,882,171	1.93%	0.34%
2017	0.00%	212,261	12.93	2,743,723	1.35%	1.35%
2016	0.00%	228,594	12.75	2,915,145	1.49%	1.41%
2015	0.00%	212,047	12.58	2,666,632	3.44%	0.31%
2014	0.00%	222,542	12.54	2,789,995	1.14%	0.85%
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
2018	0.00%	123,555	12.19	1,506,139	2.54%	-0.54%
2017	0.00%	118,367	12.26	1,450,669	1.98%	4.92%
2016	0.00%	204,109	11.68	2,384,159	1.98%	2.69%
2015	0.00%	109,359	11.38	1,243,993	5.33%	0.44%
2014	0.00%	98,968	11.33	1,120,910	2.17%	4.27%
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
2018	0.00%	4,672	12.94	60,477	1.50%	-4.34%
2017	0.00%	1,318	13.53	17,834	0.29%	13.11%
2016	0.00%	1,501	11.96	17,956	0.28%	4.34%
2015	0.00%	1,557	11.47	17,852	0.06%	-5.82%
2014	0.00%	2,785	12.17	33,903	0.04%	3.95%
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2018	0.00%	1,657	9.49	15,722	2.17%	-5.12%	****
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
2018	0.00%	17,160	10.40	178,427	0.02%	-8.49%
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2018	0.00%	2,443	13.60	33,213	0.00%	2.38%
2017	0.00%	1,504	13.28	19,972	0.04%	30.90%
2016	0.00%	326	10.14	3,307	0.00%	1.44%	****
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
2018	0.00%	25,682	10.43	267,991	0.00%	-5.07%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2017	0.00%	24,750	10.99	272,072	0.00%	3.67%
2016	0.00%	15,215	10.60	161,328	0.09%	-0.48%
2015	0.00%	19,902	10.65	212,050	0.75%	1.85%
2014	0.00%	124,585	10.46	1,303,325	0.00%	4.66%
T RP Equity Series Inc - T RP Health Sciences Portfolio (TRHSP)
2018	0.00%	39,316	28.43	1,117,589	0.00%	1.11%
2017	0.00%	31,424	28.11	883,456	0.00%	27.58%
2016	0.00%	35,572	22.04	783,859	0.00%	-10.48%
2015	0.00%	23,213	24.62	571,421	0.00%	12.76%
2014	0.00%	20,677	21.83	451,399	0.00%	31.57%
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
2018	0.00%	76,656	39.17	3,002,421	0.00%	0.86%
2017	0.00%	70,003	38.83	2,718,511	0.00%	27.31%
2016	0.00%	68,837	30.50	2,099,845	0.00%	-10.72%
2015	0.00%	145,936	34.17	4,985,981	0.00%	12.47%
2014	0.00%	139,529	30.38	4,238,528	0.00%	31.22%
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
2018	0.00%	242,828	5.92	1,438,147	0.00%	-28.28%
2017	0.00%	178,322	8.26	1,472,474	0.00%	-1.70%
2016	0.00%	133,664	8.40	1,122,784	0.34%	43.71%
2015	0.00%	211,248	5.85	1,234,779	0.03%	-33.45%
2014	0.00%	147,317	8.78	1,293,818	0.09%	-19.10%
Ivy VIP - Asset Strategy: Class II (WRASP)
2018	0.00%	256,744	13.57	3,482,830	1.80%	-5.44%
2017	0.00%	293,257	14.35	4,206,940	1.52%	18.27%
2016	0.00%	356,193	12.13	4,320,373	0.58%	-2.57%
2015	0.00%	416,310	12.45	5,182,645	0.36%	-8.35%
2014	0.00%	424,855	13.58	5,770,628	0.50%	-5.26%
Ivy VIP - Balanced: Class II (WRBP)
2018	0.00%	224	18.79	4,209	1.54%	-3.24%
2017	0.00%	185	19.42	3,592	1.54%	11.37%
2016	0.00%	134	17.44	2,336	1.68%	2.03%
2015	0.00%	305	17.09	5,212	0.91%	-0.32%
2014	0.00%	318	17.15	5,452	0.94%	7.57%
Ivy VIP - Corporate Bond: Class II (WRBDP)
2018	0.00%	254	14.30	3,631	2.09%	-1.90%
2017	0.00%	232	14.57	3,381	1.56%	4.01%
2016	0.00%	212	14.01	2,971	2.35%	4.03%
2015	0.00%	191	13.47	2,573	2.84%	0.20%
2014	0.00%	168	13.44	2,258	3.74%	4.34%
Ivy VIP - Core Equity: Class II (WRCEP)
2015	0.00%	220	19.21	4,227	0.36%	-0.69%
2014	0.00%	244	19.35	4,721	0.49%	9.68%
Ivy VIP - Natural Resources: Class II (WRGNR)
2018	0.00%	369	4.86	1,792	0.30%	-23.23%
2017	0.00%	319	6.33	2,018	0.14%	2.97%
2016	0.00%	284	6.14	1,745	0.68%	23.81%
2015	0.00%	250	4.96	1,240	0.10%	-22.39%
2014	0.00%	202	6.39	1,292	0.00%	-13.04%
Ivy VIP - Growth: Class II (WRGP)
2015	0.00%	239	19.09	4,562	0.11%	7.17%
2014	0.00%	266	17.81	4,737	0.41%	11.81%
Ivy VIP - High Income: Class II (WRHIP)
2018	0.00%	47,880	21.49	1,028,983	6.32%	-2.11%
2017	0.00%	48,181	21.96	1,057,824	5.67%	6.68%
2016	0.00%	55,419	20.58	1,140,568	7.33%	16.19%
2015	0.00%	51,791	17.71	917,410	5.48%	-6.50%
2014	0.00%	55,274	18.95	1,047,225	4.80%	1.90%
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
2018	0.00%	12,076	28.32	342,042	0.00%	-0.06%
2017	0.00%	11,016	28.34	312,199	0.00%	26.89%
2016	0.00%	12,274	22.33	274,126	0.00%	6.12%
2015	0.00%	20,212	21.05	425,396	0.00%	-5.78%
2014	0.00%	17,346	22.34	387,470	0.00%	7.87%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - PF Aggressive: Class II (WRPAP)
2018	0.00%	570	19.32	11,013	1.77%	-4.27%
2017	0.00%	538	20.18	10,858	0.89%	19.83%
2016	0.00%	502	16.84	8,455	1.48%	4.80%
2015	0.00%	457	16.07	7,344	2.69%	0.34%
2014	0.00%	413	16.02	6,614	0.83%	4.86%
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
2018	0.00%	507	18.21	9,234	1.69%	-4.71%
2017	0.00%	462	19.11	8,830	0.80%	16.72%
2016	0.00%	413	16.38	6,763	1.55%	4.52%
2015	0.00%	357	15.67	5,593	2.24%	0.06%
2014	0.00%	291	15.66	4,556	0.99%	4.61%
Ivy VIP - Science and Technology: Class II (WRSTP)
2018	0.00%	200	28.74	5,748	0.00%	-5.23%
2017	0.00%	189	30.33	5,732	0.00%	32.12%
2016	0.00%	188	22.96	4,316	0.00%	1.54%
2015	0.00%	168	22.61	3,798	0.00%	-2.88%
2014	0.00%	152	23.28	3,538	0.00%	2.91%
Ivy VIP - Small Cap Growth: Class II (WRSCP)
2018	0.00%	146	21.01	3,068	0.38%	-4.11%
2017	0.00%	137	21.92	3,002	0.00%	23.12%
2016	0.00%	129	17.80	2,296	0.00%	2.91%
2015	0.00%	120	17.30	2,076	0.00%	1.88%
2014	0.00%	109	16.98	1,850	0.00%	1.59%
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2018	0.00%	15,298	33.88	518,220	0.00%	1.31%
2017	0.00%	14,852	33.44	496,608	0.00%	25.86%
2016	0.00%	12,332	26.57	327,630	0.00%	7.75%
2015	0.00%	13,119	24.66	323,480	0.00%	-2.88%
2014	0.00%	22,462	25.39	570,289	0.00%	-1.88%
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	0.00%	832	19.16	15,937	1.66%	15.02%
2015	0.00%	842	16.65	14,023	1.82%	-7.53%
2014	0.00%	851	18.01	15,327	1.30%	10.73%
Putnam VT - Putnam VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.00%	139	20.66	2,872	1.05%	-6.11%
2014	0.00%	131	22.01	2,883	0.69%	9.72%
MFS(R) VIT - MFS Investors Growth Stock Series: Initial Class (obsolete) (MIGIC)
2014	0.00%	46,600	21.46	1,000,024	0.52%	11.45%
FID VIPs Fund - VIP Overseas Portfolio: SC R (obsolete) (FOSR)
2014	0.00%	128,583	16.56	2,128,718	1.24%	-8.18%
NW VIT - NVIT Growth Fund: Class I (obsolete) (CAF)
2015	0.00%	20,150	15.81	318,654	0.76%	4.67%
2014	0.00%	7,617	15.11	115,084	0.26%	11.33%
NB AMT - Small Cap Growth Portfolio: S Class Shares (obsolete) (AMFAS)
2014	0.00%	14,088	16.13	227,175	0.00%	3.47%

2018	Contract Owners’ Equity:				$361,652,346
2017	Contract Owners’ Equity:				$398,337,173
2016	Contract Owners’ Equity:				$357,601,295
2015	Contract Owners’ Equity:				$341,070,770
2014	Contract Owners’ Equity:				$354,611,249

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

*

This represents the annual policy expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.

****

Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2018	2017	2016
Revenues
Policy charges	$2,749	$2,545	$2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8

Total revenues	$5,800	$5,613	$5,039

Benefits and expenses
Interest credited to policyholder account values	$978	$1,844	$1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998

Total benefits and expenses	$4,352	$4,712	$4,135

Income before federal income taxes and noncontrolling interests	$1,448	$901	$904
Federal income tax expense (benefit)	211	(408)	126

Net income	$1,237	$1,309	$778
Loss attributable to noncontrolling interests, net of tax	168	96	91

Net income attributable to Nationwide Life Insurance Company	$1,405	$1,405	$869

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$1,237	$1,309	$778

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550	$237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22

Total other comprehensive (loss) income, net of tax	$(1,504)	$450	$259

Total comprehensive (loss) income	$(267)	$1,759	$1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91

Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$(99)	$1,855	$1,128

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2018	2017
Assets
Investments:
Fixed maturity securities, available-for-sale	$53,337	$50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493

Total investments	$70,514	$65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607

Total assets	$179,078	$181,189

Liabilities and equity
Liabilities
Future policy benefits and claims	$66,074	$59,885
Short-term debt	407	—
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607

Total liabilities	$167,188	$169,718

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308

Total shareholder’s equity	$11,069	$10,733
Noncontrolling interests	821	738

Total equity	$11,890	$11,471

Total liabilities and equity	$179,078	$181,189

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394
Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

Cumulative effect of adoption of accounting principle[2]	—	—	7	(7)	—	—	—

Adjusted Balance as of January 1, 2018	$4	$1,718	$7,710	$1,301	$10,733	$738	$11,471
Comprehensive income (loss):
Net income (loss)	—	—	1,405	—	1,405	(168)	1,237
Other comprehensive loss	—	—	—	(1,504)	(1,504)	—	(1,504)

Total comprehensive income (loss)	$—	$—	$1,405	$(1,504)	$(99)	$(168)	$(267)
Capital contribution from Nationwide Financial Services, Inc.	—	435	—	—	435	—	435
Change in noncontrolling interest	—	—	—	—	—	251	251

Balance as of December 31, 2018	$4	$2,153	$9,115	$(203)	$11,069	$821	$11,890

[1]

Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

[2]

The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities
Net income	$1,237	$1,309	$778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)

Net cash provided by operating activities	$1,646	$970	$982

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,528	$4,471	$3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed	—	(186)	—
Other, net	(244)	(355)	(231)

Net cash used in investing activities	$(8,468)	$(6,096)	$(7,638)

Cash flows from financing activities
Net proceeds (repayments) from short-term debt	$407	$(300)	$(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772	—	—
Capital contribution from Nationwide Financial Services, Inc.	435	—	—
Other, net	(35)	21	19

Net cash provided by financing activities	$6,859	$5,129	$6,681

Net increase in cash and cash equivalents	$37	$3	$25
Cash and cash equivalents at beginning of year	95	92	67

Cash and cash equivalents at end of year	$132	$95	$92

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. The Company has announced it will transition away from utilizing the exclusive agent model by 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2018 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”), and Jefferson National Securities Corporation (“JNSC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NWSBL is an Ohio limited liability company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The Company completed its acquisition of JNF and its wholly-owned subsidiaries on March 1, 2017. Refer to Note 2 for detailed information related to the acquisition of JNF.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The liability for future policy benefits and claims is primarily comprised of policyholder account balances. The assumptions and methods used in calculating the portion of the liability that does not represent the policyholder account balances depend on the type of product.

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date less any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other similar balances.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2018 and 2017 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% and 4.8% for the years ended December 31, 2018 and 2017, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $137 million and $70 million as of December 31, 2018 and 2017, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2018 and 2017 was $2.5 billion and $2.0 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $53 million and $47 million of FHLB stock as of December 31, 2018 and 2017.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured through the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.3% growth per year as of December 31, 2018.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense at the time such assessment is made, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in operations based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2018 and 2017, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% as of December 31, 2018 and 2017), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. As of December 31, 2018 and 2017, cash collateral received was $195 million and $313 million, respectively. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2018 and 2017, the fair value of the securities received as collateral and recorded off-balance sheet is $84 million and $43 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2018 and 2017, the fair value of loaned securities was $273 million and $348 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of cash flows, discounted at the security’s effective interest rate. To the extent that the present value of cash flows, discounted at the security’s effective interest rate, generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations. It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property-type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities, collateralized consumer loans and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and equity securities and recognizes changes in fair value in net realized investment gains and losses. Collateralized consumer loans and stock issued by the FHLB are recorded at amortized cost.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $750 million and $787 million as of December 31, 2018 and 2017, respectively. The carrying value of alternative investments was $797 million and $582 million as of December 31, 2018 and 2017, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $2.0 billion and $1.7 billion in tax credit funds to unrelated third parties as of December 31, 2018 and 2017, respectively. These guaranteed after-tax benefits are provided through periods ending in 2037 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.2 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $821 million and $738 million as of December 31, 2018 and 2017, respectively, and are included within the consolidated balance sheets primarily as other investments of $757 million, other assets of $369 million and other liabilities of $335 million as of December 31, 2018, and other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the unrealized and realized gains or losses are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill and Other Intangibles

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million as of December 31, 2018 and 2017 and is included in other assets in the consolidated balance sheets. There were no impairments or additions to goodwill for the year ended December 31, 2018. There were no impairments to goodwill and total additions to goodwill were $69 million for the year ended December 31, 2017.

Indefinite-lived intangibles are evaluated for impairment annually in conjunction with the Goodwill impairment test and were immaterial as of December 31, 2018 and 2017. All other intangibles are amortized over the useful life of the intangible asset and are monitored for indicators of impairment. All other intangibles totaled $255 million and $267 million as of December 31, 2018 and 2017, respectively.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return.

Jefferson National Financial Corp Acquisition

On March 1, 2017, the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve.

The determination of fair value of assets acquired, liabilities assumed and purchase consideration reflects the Company’s estimates and assumptions.

The following table summarizes the fair value of consideration exchanged in the acquisition of JNF:

(in millions)
Total assets acquired	$5,522
Total liabilities assumed	(5,321)

Total consideration	$201

As a result of the JNF acquisition, the Company recognized goodwill of $69 million, representing the excess of fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets.

Subsequent Events

The Company evaluated subsequent events through February 27, 2019, the date the consolidated financial statements were issued.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.
Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

1

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2018	2017	2016
Balance at beginning of year	$5,676	$5,432	$5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)

Balance at end of year	$6,830	$5,676	$5,432

The Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. For the year ended December 31, 2018, the Company recognized a decrease in amortization for DAC of $17 million and a decrease in amortization for other related balances of $43 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2017, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

As disclosed in Note 2, ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, will simplify DAC amortization to be on a constant basis over the life of the contract, effective upon adoption.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$459	$28	$1	$486
Obligations of states and political subdivisions	4,026	290	23	4,293
Corporate securities	41,991	645	1,403	41,233
Residential mortgage-backed securities	2,797	65	39	2,823
Commercial mortgage-backed securities	1,731	9	19	1,721
Asset-backed securities	2,794	34	47	2,781

Total available-for-sale securities	$53,798	$1,071	$1,532	$53,337

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states and political subdivisions	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities[1]	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

1

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,644	$1,688
Due after one year through five years	11,360	11,371
Due after five years through ten years	17,066	16,641
Due after ten years	16,406	16,312

Subtotal	$46,476	$46,012
Residential mortgage-backed securities	2,797	2,823
Commercial mortgage-backed securities	1,731	1,721
Asset-backed securities	2,794	2,781

Total fixed maturity securities	$53,798	$53,337

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
	2018	2017
Net unrealized (losses) gains on available-for-sale securities, before adjustments and taxes[1]	$(461)	$2,365
Adjustment to DAC and other expenses	161	(478)
Adjustment to future policy benefits and claims	(10)	(103)
Adjustment to policyholder dividend obligation	(21)	(88)
Deferred federal income tax benefit (expense)	71	(593)
Cumulative effect of adoption of accounting principle[2]	—	232

Net unrealized (losses) gains on available-for-sale securities	$(260)	$1,335

1	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2018	2017
Balance at beginning of year	$1,335	$553
Cumulative effect of adoption of accounting principle[1]	(7)	—

Adjusted balance at beginning of year	$1,328	$553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)

Unrealized (losses) gains on available-for-sale securities	$(1,588)	$574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)	—	24

Change in net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550
Cumulative effect of adoption of accounting principle[2]	—	232

Balance at end of year	$(260)	$1,335

1

The Company recognized a cumulative-effect adjustment on January 1, 2018 related to the adoption of ASU 2016-01, resulting in a reclassification of accumulated other comprehensive income into retained earnings. See Note 3 for more information.

2

Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$55	$—	$31	$1	$1
Obligations of states and political subdivisions	843	16	166	7	23
Corporate securities	20,640	847	6,452	556	1,403
Residential mortgage-backed securities	652	8	673	31	39
Commercial mortgage-backed securities	614	8	403	11	19
Asset-backed securities	2,135	27	222	20	47

Total[2]	$24,939	$906	$7,947	$626	$1,532

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$53	$1	$—	$—	$1
Obligations of states and political subdivisions	77	—	111	2	2
Corporate securities	3,363	37	4,058	183	220
Residential mortgage-backed securities	370	3	433	20	23
Commercial mortgage-backed securities	307	2	127	4	6
Asset-backed securities	254	1	82	23	24

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities[3]	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

1

As of December 31, 2018 and 2017, there were $145 million and $67 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.

2	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
3

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31, 2018			December 31, 2017
(in millions)	Commercial	Residential	Total[1]	Commercial	Residential	Total[1]
Amortized cost:
Loans with non-specific reserves	$12,417	$1	$12,418	$10,963	$—	$10,963

Total amortized cost	$12,417	$1	$12,418	$10,963	$—	$10,963

Valuation allowance:
Non-specific reserves	$39	$—	$39	$34	$—	$34

Total valuation allowance[2]	$39	$—	$39	$34	$—	$34

Mortgage loans, net of allowance	$12,378	$1	$12,379	$10,929	$—	$10,929

1	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
2	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$4,550	$116	$4,666	$4,644	$22	$4,666
Industrial	1,881	10	1,891	1,887	4	1,891
Office	2,193	—	2,193	2,184	9	2,193
Retail	3,298	6	3,304	3,302	2	3,304
Other	363	—	363	363	—	363

Total	$12,285	$132	$12,417	$12,380	$37	$12,417

Weighted average DSC ratio	2.06	1.48	2.06	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	82%	58%

December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $22 million and $10 million were on deposit with various regulatory agencies, as required by law, as of December 31, 2018 and 2017, respectively. Available-for-sale securities with a carrying value of $365 million and $88 million were pledged as collateral to secure funding agreements as of December 31, 2018 and 2017, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Fixed maturity securities, available-for-sale	$2,116	$1,982	$1,781
Mortgage loans	503	450	407
Alternative investments	42	23	8
Policy loans	59	41	52
Other	50	27	21

Gross investment income	$2,770	$2,523	$2,269
Tax credit fund losses[1]	(27)	(44)	(68)
Investment expenses	(68)	(65)	(62)

Net investment income	$2,675	$2,414	$2,139

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Realized gains on sales[1]	$12	$53	$50
Realized losses on sales[1]	(10)	(16)	(90)
Net realized derivative losses	(309)	(9)	(42)
Valuation losses and other[2]	(30)	(5)	(3)
OTTI losses[3,4]	(3)	(11)	(26)

Net realized investment (losses) gains	$(340)	$12	$(111)

1

Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.

2

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

3

OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.

4	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.

The following table summarizes the reconciliation of the beginning and ending cumulative credit losses for fixed maturity securities as of dates indicated:

	December 31,
(in millions)	2018	2017	2016
Cumulative credit losses at beginning of year[1]	$(170)	$(195)	$(224)
New credit losses	—	(3)	(22)
Incremental credit losses	(2)	(2)	—
Losses related to securities included in the beginning balance sold or paid down during the period	17	30	51

Cumulative credit losses at end of year[1]	$(155)	$(170)	$(195)

1

Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

1	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
2

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

1

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

1	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
2	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

2	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
2	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

2	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269
Adjustments	—	—	—

Balance as of December 31, 2018[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

(10) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of policyholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies.

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153

Cumulative closed block earnings from inception through December 31, 2018, 2017 and 2016 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $14 million, $22 million and $26 million as of December 31, 2018, 2017 and 2016, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $362 million and no amount outstanding under this agreement as of December 31, 2018 and 2017, respectively.

In March 2018, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 22, 2019, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $5.8 billion and $6.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2018 and 2017, respectively.

In April 2015, NMIC and the Company entered into a $750 million credit facility with a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

In December 2018, the Company entered into an agreement with NFS to borrow $45 million at a borrowing rate of 3.55% due in March 2019.

The amount of interest paid on short-term debt was immaterial for the years ended December 31, 2018, 2017 and 2016.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2018, this permitted practice increased NLAIC’s valuation of this subsidiary by $67 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2018, this prescribed practice decreased NLIC’s valuation of this subsidiary by $183 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A

Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2018, 2017 and 2016 NLIC did not make a dividend payment to NFS. As of January 1, 2019, NLIC has the ability to pay dividends to NFS totaling $711 million without obtaining prior approval.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller and the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

1

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes the revenues and expenses associated with small business group life insurance and spread income on FHLB funding agreements. Additionally, certain non-operating changes in variable annuity liabilities and realized gains and losses, related amortization and other revenues and expenses not allocated to other segments are included within this segment.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2018
Revenues:
Policy charges	$2,623	126	—	$2,749
Premiums	658	—	37	695
Net investment income	1,655	835	185	2,675
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)	(11)
Other revenues (expenses)[2]	2	—	10	12

Total revenues	$4,938	$961	$221	$6,120
Benefits and expenses:
Interest credited to policyholder account values[3]	$847	576	42	$1,465
Benefits and claims[4]	1,387	—	97	1,484
Amortization of DAC	473	(4)	(46)	423
Other expenses, net of deferrals	810	198	292	1,300

Total benefits and expenses	$3,517	$770	$385	$4,672

Income (loss) before federal income taxes and noncontrolling interests	$1,421	191	(164)	$1,448
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	48
Less: net loss attributable to noncontrolling interest	—	—	(168)

Pre-tax operating earnings (loss)	$1,421	$191	$(33)	$1,448

Assets as of year end	$131,820	$33,933	$13,325	$179,078

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	$117	$—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	$557	$36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	$195	$(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$459	$486	$486
Obligations of states and political subdivisions	4,026	4,293	4,293
Public utilities	5,990	5,844	5,844
All other corporate, mortgage-backed and asset-backed securities	43,323	42,714	42,714

Total fixed maturity securities	$53,798	$53,337	$53,337
Equity securities:
Common stocks:
Banks, trust and insurance companies	$12	$10	$10
Industrial, miscellaneous and all other	72	62	62
Nonredeemable preferred stocks	43	49	49

Total equity securities	$127	$121	$121
Trading assets	66		58
Mortgage loans, net of allowance	12,418		12,379	[1]
Policy loans	1,015		1,015
Other investments	1,712		1,712
Short-term investments	1,892		1,892

Total investments	$71,028		$70,514

1

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2018
Life, accident and health insurance in force	$303,578	$(64,852)	$2	$238,728
Premiums:
Life insurance[1]	$756	$(61)	$—	$695
Accident and health insurance	300	(383)	83	—

Total	$1,056	$(444)	$83	$695

2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2018
Valuation allowances - mortgage loans	$34	$9	$—	$(4)	$39

2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

53

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-149295) on January 23, 2009, as document "item26a.txt," and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously on August 6, 2004 with initial registration statement (333-117998) and hereby incorporated by reference.
d)	The form of the contract – Filed previously on August 6, 2004 with initial registration statement (333-117998) and hereby incorporated by reference.
e)	The form of the contract application – Filed previously on August 6, 2004 with initial registration statement (333-117998) and hereby incorporated by reference.
f)	Depositor's Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Reinsurance Contracts – Not Applicable.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
5)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
6)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm

8)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
17)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
18)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
19)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
20)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
21)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm

22)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
23)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
24)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
25)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
26)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
27)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
28)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
29)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
30)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
5)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
6)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm

7)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
8)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
9)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
10)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
11)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
12)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
13)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
14)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
15)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
16)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
17)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
18)	Amended and Restated Fund Participation and Shareholder Services Agreement with MFS Variable Insurance Trust and Massachusetts Financial Service Company, as amended dated February 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfsasa99i9.htm
19)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsasa.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
21)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
22)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm

23)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
24)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
25)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
26)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
27)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
28)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
29)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
30)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
31)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
32)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
33)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
34)	Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
j)	Not Applicable.
k)	Opinion of Counsel – Filed previously on August 6, 2004 with initial registration statement (333-117998) and hereby incorporated by reference.
l)	Not Applicable.
m)	Not Applicable.
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable.
p)	Not Applicable.
q)	Redeemability Exemption Procedures – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.

Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable

Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide VLI Separate Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact